     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2003

                                                     REGISTRATION NOS. 333-40309
                                                                   AND 811-08483

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.        / /

                       POST-EFFECTIVE AMENDMENT NO. 12      /X/

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 13              /X/

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                           (EXACT NAME OF REGISTRANT)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (866) 667-0561

Name and Address of Agent for Service:            Copy to:

Craig A. Hawley, Esq.                             Michael Berenson, Esq.
Secretary and General Counsel                     Christopher D. Menconi, Esq.
Inviva, Inc.                                      Morgan, Lewis & Bockius LLP
9920 Corporate Campus Drive, Suite 1000           1111 Pennsylvania Avenue, N.W.
Louisville, Kentucky 40223                        Washington, D.C. 20004

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _______, pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
/ / this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                                            LOGO


                                    ADVANTAGE

                    THE INDIVIDUAL FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

     This prospectus describes the Individual Fixed and Variable Annuity Contract (CONTRACT) offered by Jefferson National Life Insurance Company (Jefferson National).

     The annuity contract has a variety of investment options, including a fixed account which offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law, the interest adjustment account, and several subaccounts that invest in the portfolios listed below. The interest adjustment account is referred to as the market value adjustment account in your contract. The interest adjustment account may not be available in your state.


     You can put your money in the fixed account, the interest adjustment account and/or the subaccounts. Money you put in a subaccount is invested exclusively in a single portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Currently, you can invest in up to 15 investment options at one time. Money you direct to the fixed account and the interest adjustment account earns interest at a rate guaranteed by us.


AIM VARIABLE INSURANCE FUNDS
MANAGED BY AIM ADVISORS, INC.
  -  AIM V.I. Basic Value Fund
  -  AIM V.I. Mid Cap Core Equity Fund Series II


THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
  -  Alger American Growth Portfolio
  -  Alger American Leveraged AllCap Portfolio
  -  Alger American MidCap Growth Portfolio
  -  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
  -  VP Income & Growth Fund
  -  VP International Fund
  -  VP Value Fund

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
  -  Balanced Portfolio
  -  Conseco 20 Focus Portfolio
  -  Equity Portfolio
  -  Fixed Income Portfolio
  -  Government Securities Portfolio
  -  High Yield Portfolio
  -  Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION--SUB-ADVISED BY
NCM CAPITAL MANAGEMENT GROUP, INC.


DREYFUS STOCK INDEX FUND (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION
  -  Dreyfus VIF--Disciplined Stock Portfolio
  -  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

  -  Federated Capital Income Fund II (formerly, Federated Utility Fund II)

  -  Federated High Income Bond Fund II (Primary Shares)



MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
  -  Federated International Equity Fund II
  -  Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.
  -  First American Large Cap Growth Portfolio
  -  First American Mid Cap Growth Portfolio

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                                                  2003 ACCOUNT F
                                                              INDIVIDUAL ANNUITY


INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
  -  INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
  -  INVESCO VIF--Financial Services Fund
  -  INVESCO VIF--Health Sciences Fund
  -  INVESCO VIF--High Yield Fund
  -  INVESCO VIF--Real Estate Opportunity Fund
  -  INVESCO VIF--Technology Fund
  -  INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL MANAGEMENT LLC


  -  Growth Portfolio (Institutional Shares)

  -  Growth & Income Portfolio (Institutional Shares)
  -  International Growth Portfolio (Institutional Shares)
  - Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio) (Institutional Shares)

  -  Worldwide Growth Portfolio (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
  -  Lazard Retirement Equity Portfolio
  -  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.

  -  America's Value Portfolio

  -  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

  -  Fasciano Portfolio (Class S)

  -  Limited Maturity Bond Portfolio
  -  Midcap Growth Portfolio
  -  Partners Portfolio

  -  Regency Portfolio

PIMCO VARIABLE INSURANCE TRUST
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY
  -  PIMCO PVIT Real Return Fund
  -  PIMCO PVIT Total Return Fund


PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
  -  Pioneer Equity Income VCT Portfolio
  -  Pioneer Europe VCT Portfolio
  -  Pioneer Fund VCT Portfolio


ROYCE CAPITAL FUND
MANAGED BY ROYCE & ASSOCIATES, LLC
  -  Small-Cap Portfolio
  -  Micro-Cap Portfolio


RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS

  -  Juno Fund
  -  Medius Fund
  -  Mekros Fund

  -  Nova Fund
  -  OTC Fund

  -  Sector Rotation Fund
  -  Ursa Fund
  -  U.S. Government Bond Fund

  -  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
  -  Seligman Communications and Information Portfolio (Class 2)
  -  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
  -  Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
  -  Strong Mid Cap Growth Fund II


THIRD AVENUE VARIABLE SERIES TRUST
MANAGED BY EQSF ADVISERS, INC.
  -  Third Avenue Value Portfolio


VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION

  -  Worldwide Absolute Return Fund

  -  Worldwide Bond Fund
  -  Worldwide Emerging Markets Fund
  -  Worldwide Hard Assets Fund
  -  Worldwide Real Estate Fund

  -  Worldwide Ultra Short-Term Income Fund

VARIABLE INSURANCE FUNDS
MANAGED BY CHOICE CAPITAL MANAGEMENT
  -  Choice VIT Market Neutral Fund

  Please read this prospectus before investing and retain it for future reference. It contains important information about the Advantage Fixed and Variable Annuity Contract.

                                                                            LOGO

     To learn more about the Advantage Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561 or write us at our administrative office:
P.O. Box 36840, Louisville, Kentucky 40233.


THE CONTRACTS:
  -  ARE NOT BANK DEPOSITS
  -  ARE NOT FEDERALLY INSURED
  -  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
  -  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL


May 1, 2003

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                                                  2003 ACCOUNT F
                                                              INDIVIDUAL ANNUITY


TABLE OF CONTENTS


                                                                                           PAGE
INDEX OF SPECIAL TERMS                                                                       6
HIGHLIGHTS                                                                                   7
FEE TABLE                                                                                    8
CONDENSED FINANCIAL INFORMATION                                                             11
THE ADVANTAGE ANNUITY CONTRACT                                                              12
ANNUITY PAYMENTS (THE ANNUITY PERIOD)                                                       12
     Optional Guaranteed Minimum Income Benefit                                             13
     Annuity Options                                                                        13
PURCHASE                                                                                    14
     Purchase Payments                                                                      14
     Allocation of Purchase Payments                                                        14
     Free Look                                                                              14
     Accumulation Units                                                                     14
INVESTMENT OPTIONS                                                                          14
     Investment Portfolios                                                                  14
     Voting Rights                                                                          15
     Substitution.                                                                          15
     The Fixed Account and The Interest Adjustment Account                                  15
     Transfers                                                                              15
     Excessive Trading Limits                                                               16
     Dollar Cost Averaging Program                                                          16
     Rebalancing Program                                                                    17
     Asset Allocation Program                                                               17
     Interest Sweep Program                                                                 17
EXPENSES                                                                                    17
     Insurance Charges                                                                      17
     Earnings Protection Benefit Rider                                                      18
     Guaranteed Minimum Withdrawal Benefit                                                  18
     Contract Maintenance Charge                                                            18
     Contingent Deferred Sales Charge.                                                      18
     Waiver of Contingent Deferred Sales Charge                                             19
     Reduction or Elimination of the Contingent Deferred Sales Charge                       19
     Transfer Fee                                                                           19
     Premium Taxes.                                                                         20
     Income Taxes                                                                           20
     Investment Portfolio Expenses.                                                         20
TAXES                                                                                       20
     Annuity Contracts in General                                                           20

     Tax Status of the Contracts                                                            20
     Taxation of Non-Qualified Contracts                                                    21
     Taxation of Qualified Contracts                                                        22
     Possible Tax Law Changes                                                               23
ACCESS TO YOUR MONEY                                                                        23
     Optional Guaranteed Minimum Withdrawal Benefit                                         23
     Systematic Withdrawal Program                                                          24
     Suspension of Payments or Transfers                                                    24
DEATH BENEFIT                                                                               25
     Upon Your Death                                                                        25
     Death of Annuitant                                                                     25
     Earnings Protection Benefit                                                            25
OTHER INFORMATION                                                                           26
     Jefferson National                                                                     26
     Legal Proceedings                                                                      26
     Legal Matters                                                                          26
     The Separate Account                                                                   26
     Distributor                                                                            27
     Ownership                                                                              27
     Beneficiary                                                                            27
     Assignment.                                                                            27
     Financial Statements                                                                   27
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                                27
APPENDIX A - CONDENSED FINANCIAL INFORMATION                                                28
APPENDIX B - MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS                               34
APPENDIX C - EARNINGS PROTECTION BENEFIT RIDER EXAMPLES                                     42
APPENDIX D - GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES                                 44

INDEX OF SPECIAL TERMS

     Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Accumulation Period                                                          12
Accumulation Unit                                                            14
Annuitant                                                                    12
Annuity Date                                                                 12
Annuity Options                                                              12
Annuity Payments                                                             12
Annuity Period                                                               12
Annuity Unit                                                                 14
Beneficiary                                                                  27
Contract                                                                      1
Investment Portfolio                                                         14
Joint Owners                                                                 27
Non-Qualified Contract                                                       20
Owner                                                                        27
Purchase Payment                                                             14
Qualified Contract                                                           20
Tax-Deferral                                                                 12

HIGHLIGHTS


     The variable annuity contract that we are offering is a contract between you, (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the subaccounts of Jefferson National Life Annuity Account F (Separate Account), the fixed account and the interest adjustment account. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

     We offer, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your contract irrespective of the value of your contract. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

     The contract includes a guaranteed minimum death benefit. If you die before annuity payments begin and before you reach age 90, we will pay your beneficiary the greater of (1) your contract value or (2) total purchase payments you made to the contract (less adjustments for partial withdrawals) increased by 5% each year up to the date of death. This benefit is described in more detail under the heading "Death Benefit."

     We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect this option, we guarantee that a minimum dollar amount will be applied to your annuity, irrespective of your contract value. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

     We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your beneficiary defray federal and state taxes that may apply to the death benefit paid from the contract. The EPB option is not available for qualified contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."


     All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may assess a charge of up to 7% of each purchase payment withdrawn. The annuity period occurs when you begin receiving regular annuity payments from your contract.

     You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.

     FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.


     TAX PENALTY. In general, your earnings are not taxed until you take money out of your contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. Payments during the annuity period are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your annuity payment will be taxable income to you.


     INQUIRIES. If you need more information, please contact us at:


     Jefferson National Life Insurance Company
     P.O. Box 36840
     Louisville, Kentucky 40233
     (866) 667-0561

FEE TABLE


     The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.


OWNER TRANSACTION EXPENSES


CONTINGENT DEFERRED SALES CHARGE (as a percentage    7%
of purchase payments withdrawn)(1)

TRANSFER FEE(2)                                      You may make up to 12 transfers each contract year
                                                     without charge. Thereafter, we may charge a
                                                     fee of $25 per transfer.



     The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the investment portfolios' fees and expenses.



                                                                CURRENT CHARGE                       MAXIMUM CHARGE
CONTRACT MAINTENANCE CHARGE(3)                            $30 per contract per year             $60 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge                                    1.25%                                1.25%

Administrative Charge                                                0.15%                                0.25%
                                                                     ----                                 ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(without optional riders)                                            1.40%                                1.50%

OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT
RIDER (as a percentage of average account value)

         2 YEAR WAITING PERIOD                                       0.50%                                0.75%

         5 YEAR WAITING PERIOD                                       0.35%                                0.50%

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER
(as a percentage of average account value)                           0.30%                                0.50%

OPTIONAL EARNINGS PROTECTION BENEFIT RIDER

         BASE BENEFIT
         (as a percentage of contract value as of
         each contract anniversary date)                             0.25%                                0.25%
         OPTIONAL BENEFIT
         (as a percentage of contract value as of
         the contract anniversary date for each 1%
         of optional coverage elected)                               0.01%                                0.02%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(with optional riders assuming you selected the 2 Year
Waiting Period under the Guaranteed Minimum
Withdrawal Benefit and only the Base Benefit under
the Earnings Protection Benefit)                                     2.45%                                3.00%

     The next item shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.






                                                                                           MINIMUM               MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from investment portfolio assets, including
management fees, distribution and/or service (12b-1) fees, and other expenses)             0.26%                 8.19%(4)



     (1) The contingent deferred sales charge, which applies separately to each purchase payment, decreases to zero over time in accordance with the following schedule:


               NO. OF YEARS FROM                       CONTINGENT DEFERRED
               RECEIPT OF PAYMENT                          SALES CHARGE
               -----------------------------------------------------------
               First Year                                       7%
               Second Year                                      7%
               Third Year                                       6%
               Fourth Year                                      5%
               Fifth Year                                       4%
               Sixth Year                                       3%
               Seventh Year                                     2%
               Eighth Year and later                            0%
               -----------------------------------------------------------





         Every year you can take money out of your contract, without the contingent deferred sales charge, in an amount equal to the greater of:
         (i) 10% of the value of your contract, or (ii) the IRS minimum distribution requirement for your contract if issued as an Individual Retirement Annuity, or (iii) the total of your purchase payments that have been in the contract for more than 7 complete years.

     (2) Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs and transfers made at the end of the free look period do not count toward the 12 transfers per contract year limit. All reallocations made on the same day count as one transfer.

     (3) Jefferson National will not charge the contract maintenance charge if the value of your contract is $50,000 or more.

     (4) Although not contractually obligated to do so, the adviser, distributor and shareholder services provider for the Federated International Small Company Fund II waived and reimbursed certain amounts. After these waivers and reimbursements are taken into account, the Fund actually paid 1.78% in total operating expenses for its fiscal year ended December 31, 2002.

EXAMPLES OF FEES AND EXPENSES

     This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract fees, Separate Account annual expenses, and investment portfolio fees and expenses.

     The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         (1) If you surrender your contract at the end of the applicable time period and have not purchased any riders:



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,612           $  3,347         $  4,817          $  7,928

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $   814           $  1,110         $  1,344          $  2,146



         (2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,612           $  3,347         $  4,448          $  7,928

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $   814           $  1,110         $    990          $  2,146



         (3) If you do not surrender your contract and have not purchased any riders:



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $   979           $  2,799         $  4,448          $  7,928

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $   186           $    576         $    990          $  2,146



         (4) If you surrender your contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,914           $  4,099         $  5,847          $  9,122

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,116           $  2,000         $  2,797          $  4,891

         (5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00% (except under certain circumstances):



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,914           $  4,099         $  5,473          $  9,122

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,116           $  2,000         $  2,437          $  4,891



         (6) If you do not surrender your contract and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,279           $  3,546         $  5,473          $  9,122

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $   486           $  1,460         $  2,437          $  4,891



CONDENSED FINANCIAL INFORMATION

     Appendix A to this prospectus contains tables that show accumulation units values and the number of accumulation units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

THE ADVANTAGE ANNUITY CONTRACT

     This Prospectus describes the Advantage Fixed and Variable Annuity contract offered by Jefferson National.

     An annuity is a contract between you, the owner, and an insurance company (in this case Jefferson National), where the insurance company promises to pay you an income, in the form of annuity payments. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PERIOD. Once you begin receiving annuity payments, your contract switches to the ANNUITY PERIOD.


     The contract benefits from tax-deferral. TAX-DEFERRAL means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

     The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the annuity period from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the annuity.


     The contract contains a fixed account. The fixed account offers an interest rate that is guaranteed to be no less than the minimum rate prescribed by applicable state law. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the annuity period from the fixed account portion of the contract will remain level for the entire annuity period.


     The contract also offers an interest adjustment account. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account. It is referred to as the market value adjustment account in your contract.


     As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Jefferson National in writing. You and another person can be named joint owners. We have described more information on this under "Other Information."


ANNUITY PAYMENTS
(THE ANNUITY PERIOD)


     Under the contract you can receive regular income payments. We call these payments ANNUITY PAYMENTS. You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date can be any date selected by you. Your annuity date cannot be any earlier than 90 days after we issue the contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. To receive the guaranteed minimum income benefit, there are certain annuity date requirements (see below). You can also choose among income plans. We call those ANNUITY OPTIONS.


     We ask you to choose your annuity date when you purchase the contract. With 30 days notice to us, you can change the annuity date or annuity option at any time before the annuity date. The ANNUITANT is the person whose life we look to when we determine annuity payments.

     You can select an annuity option any time 30 days before the annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

     On the annuity date the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is at least 4 years after your contract was issued and you choose an annuity option that has a life contingency or is for a minimum of 5 years, the value of your contract, less any premium tax and less any contract maintenance charge will be applied under the annuity option you selected. A contingent deferred sales charge will not be deducted under these circumstances.

     During the annuity period, you can choose to have payments come from the investment portfolios, the fixed account or both. Payments cannot come from the interest adjustment account during the annuity period. If you don't tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.


     If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon:


     1) the value of your contract in the investment portfolio on the annuity date;

     2) the 3% or 5% (as you selected) assumed performance used in the annuity table for the contract;

     3) the performance of the investment portfolio(s) you selected; and

     4) the annuity option you select.


     You can choose either a 3% or a 5% assumed performance. If the actual performance exceeds the 3% or 5% (as you selected) assumed performance, your annuity payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected), your annuity payments will decrease.

     Unless you notify us otherwise, we will pay the annuity payments to you. You can change the payee at any time prior to the annuity date. Income from any distribution will be reported to you for tax purposes.


OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT

     For an extra charge, you can elect the guaranteed minimum income benefit. Under the guaranteed minimum income benefit, a guaranteed minimum income benefit base will be applied to your annuity option to provide annuity payments. Prior to your 90th birthday, this amount is the greater of:

     1) the value of your contract less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or

     2) the total purchase payments you have made, less any adjusted partial withdrawals, increased by 5% each year up to the date of annuitization.

     Adjusted partial withdrawal is equal to the partial withdrawal amount, including the contingent deferred sales charge and any applicable premium taxes; multiplied by the amount of the guaranteed minimum income benefit base just before the partial withdrawal; divided by the value of your contract just before the partial withdrawal. If you take a partial withdrawal at a time when your guaranteed minimum income benefit base is greater than your contract value, then your guaranteed minimum income benefit base will be reduced by an amount greater than the amount withdrawn.

     The guaranteed minimum income benefit base after your 90th birthday is equal to the greater of (1) the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or (2) the guaranteed minimum income benefit base as of the last contract anniversary before your 90th birthday less any adjusted partial withdrawals.

     If you elect this benefit, the following limitations will apply:

- You must choose either annuity option 2 or 4, unless otherwise agreed to by us. If you do not choose an annuity option, Annuity Option 2, Life Income With 5, 10, 15 or 20 Years Guaranteed, will be applied.

- If you are age 50 or over on the date we issue the contract, the annuity date must be on or after the later of your 65th birthday, or the 7th contract anniversary.

- If you are under age 50 on the date we issue your contract, the annuity date must be on or after the 15th contract anniversary.

- The annuity date selected must occur within 30 days following a contract anniversary.

- If there are joint owners, the age of the oldest owner will be used to determine the guaranteed minimum income benefit. If the contract is owned by a non-natural person, then owner will mean the annuitant for purposes of this benefit.

     On the annuity date, the initial income benefit will not be less than the guaranteed minimum income benefit base applied to the guaranteed annuity payment factors under the annuity option elected.

     This benefit may not be available in your state.

ANNUITY OPTIONS

     You can choose one of the following annuity options or any other annuity option which is acceptable to Jefferson National. After annuity payments begin, you cannot change the annuity option.

     OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay an income for a specific number of years in equal installments. However, if the annuitant dies and we have made payments for less than the specified number of years, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death).

     OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly annuity payments so long as the annuitant is alive. However, when the annuitant dies, if we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If, after the annuitant dies, you do not want to receive payments, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed performance for a variable annuity payout option.

     OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the annuitant dies and we have made payments less than the specified amount, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death).

     OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly annuity payments so long as the annuitant and a joint annuitant are both alive. When either of these people die, the amount of the annuity payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

     Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Jefferson National may make a single lump sum payment to you. Likewise, if your annuity payments would be less than $50 a month, Jefferson National has the right to change the frequency of payments so that your annuity payments are at least $50.


PURCHASE

PURCHASE PAYMENTS

     A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an Individual Retirement Annuity (IRA), the minimum we will accept is $2,000. For the interest adjustment account, a minimum of $2,000 is required. The maximum we accept is $2,000,000 without our prior approval.


     You can make additional purchase payments of $500 or more to a non-qualified contract and $50 or more to an IRA contract. However, if you select the systematic payment option or electronic funds transfer (EFT), you can make additional payments of $200 each month for non-qualified contracts and $50 each month for IRA contracts.


ALLOCATION OF PURCHASE PAYMENTS


     When you purchase a contract, we will allocate your purchase payment to the fixed account, a guarantee period of the interest adjustment account and/or one or more of the investment portfolios you have selected. Currently, you can allocate money to up to 15 investment portfolios at any one time. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. Currently, the minimum amount which can be allocated to the interest adjustment account is $2,000. We reserve the right to change this amount in the future.

     Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. The method of payment (e.g., check, wire transfer, electronic funds transfer) will affect the timing of our receipt of your purchase payment. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.


FREE LOOK


     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). When you cancel the contract within this time period, Jefferson National will not assess a contingent deferred sales charge. On the day we receive your request we will return the value of your contract. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).


ACCUMULATION UNITS

     The value of the variable annuity portion of your contract will increase or decrease depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the annuity period of the contract we call the unit an ANNUITY UNIT.

     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor is determined by:

     1. dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period; and

     2. subtracting the daily amount of the insurance charges.

     The value of an accumulation unit may go up or down from day to day.

     When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

     We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

     EXAMPLE: On Wednesday we receive an additional purchase payment of $4,000 from you. You have told us you want this to go to the Equity Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,000 by $12.25 and credit your contract on Wednesday night with 326.53 accumulation units for the Equity Portfolio.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS


     The contract offers several subaccounts, each of which invests in an INVESTMENT PORTFOLIO listed at the beginning of this prospectus. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the portfolios in which those subaccounts invest. You bear the investment risk that those portfolios might not meet their investment objectives. Additional investment portfolios may be available in the future.

     You should read the prospectuses for these portfolios carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call us at: (866) 667-0561. See Appendix B which contains a summary of investment objectives and strategies for each portfolio.


     The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.


     Shares of the funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain investment portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

     Jefferson National may enter into certain arrangements under which it is reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the portfolios.


VOTING RIGHTS


     Jefferson National is the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how you want us to vote your shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.


SUBSTITUTION


     Jefferson National may, in the interest of shareholders, deem it necessary to discontinue one or more of the investment portfolios or substitute one of the investment portfolios you have selected with another investment portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of our intent to do this. We will obtain any required prior approval by the Securities and Exchange Commission before any such change is made.


THE FIXED ACCOUNT AND THE INTEREST ADJUSTMENT ACCOUNT


     You can invest in the fixed account of Jefferson National. The fixed account offers an interest rate that is guaranteed by Jefferson National to be no less than the minimum rate prescribed by applicable state law. If you select the fixed account, your money will be placed with the other general assets of Jefferson National.

     You can also invest in one of the guarantee periods of the interest adjustment account of Jefferson National. The interest adjustment account is referred to as the market value adjustment account in your contract. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your purchase payment accumulated at the minimum rate prescribed by applicable state law (less any applicable contingent deferred sales charge). The interest adjustment account may not be available in your state.


TRANSFERS

     You can transfer money among the fixed account, the interest adjustment account and the investment portfolios. Currently, you can allocate money to up to 15 investment portfolios at any one time.

                    TRANSFERS DURING THE ACCUMULATION PERIOD.

You can make up to 12 transfers in one contract year during the accumulation period without charge. You can make a transfer to or from the fixed account, the interest adjustment account and to or from any investment portfolio. If you make more than 12 transfers during a contract year, a transfer fee of $25 may be deducted. The following apply to any transfer during the accumulation period:

     1. Limits on transfers out of the fixed account may apply.

     2. Your request for a transfer must clearly state which investment portfolio(s), any guarantee period of the interest adjustment account or the fixed account are involved in the transfer.

     3. Your request for transfer must clearly state how much the transfer is for.

     4. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

a.        the requirement of a minimum time period between each transfer;

b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

c. limiting the dollar amount that may be transferred between investment portfolios by an owner at any one time.

     5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the accumulation period.


EXCESSIVE TRADING LIMITS


     We reserve the right to limit transfers in any contract year, or to refuse any transfer request for a contract owner, or a third party advisor acting under a Limited Power of Attorney, if:

- we believe, in our sole discretion, that excessive trading by the contract owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other contract owners; or


- we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.


- your transfer request would result in a redemption of a "substantive" amount from an investment portfolio that had been allocated to that portfolio for less than 30 days; "substantive" means a dollar amount that Jefferson National determines, in its sole discretion, could adversely affect the management of the investment portfolio.

     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other contract owners.

     If you (or your agent) request a transfer by phone or in writing and that request is restricted or denied, we will notify you in writing the next business day. If your (or your agent's) internet transfer request is restricted or denied, we will send notice by posting an electronic message in your (or your agent's) internet account.

     TRANSFERS DURING THE ANNUITY PERIOD. You can make up to 12 free transfers every contract year during the annuity period. Thereafter, we may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the day we issued your contract. The following apply to any transfer during the annuity

     1. No transfers can be made between the fixed account and the investment portfolios. You may only make transfers between the investment portfolios.

     2. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the annuity period.

     TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless Jefferson National is instructed otherwise, Jefferson National will accept instructions from either you or the other owner. Jefferson National will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. A password will also be required for internet transfers. We will send you a confirmation of the transfer. If Jefferson National fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

     This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify the transfer privileges described above.


DOLLAR COST AVERAGING PROGRAM


     The dollar cost averaging program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. You cannot transfer to the interest adjustment account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

     All dollar cost averaging transfers will be made on the first business day of the month. You can sign up for dollar cost averaging for a specified time period. Dollar cost averaging will end when the value in the investment option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the program.


     You may participate in the dollar cost averaging program and the systematic withdrawal program at the same time. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM


     Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations or some other allocation of your choosing by selecting our rebalancing program. The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account or the interest adjustment account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.


EXAMPLE:


     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in the Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM


     We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation period.

     Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

INTEREST SWEEP PROGRAM

     You can elect to transfer (sweep) your interest from the fixed account to the investment portfolios on a periodic and systematic basis. There is no charge for this program.


EXPENSES

     There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES


     Each day, we make a deduction for our insurance charges. The insurance charges do not apply to amounts allocated to the fixed account. If you do not select the guaranteed minimum income benefit, the insurance charges, on an annual basis, are equal to 1.40% of the average daily value of the contract invested in the investment portfolios. We may increase the insurance charges for your contract up to 1.50%.

     If, at the time of application, you select the guaranteed minimum income benefit, the insurance charges for your contract are equal to 1.70% on an annual basis. We may increase the insurance charges for your contract up to 2.00%.

     The insurance charges are for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. These charges are part of our calculation of the value of the accumulation units and the annuity units. If the charges are insufficient, then we will bear the loss. We will give you 90 days' notice if the insurance charge is increased.

     If, at the time of application, you select the Earnings Protection Benefit rider we will deduct a charge each contract year as described below.

EARNINGS PROTECTION BENEFIT RIDER

     If, at the time of application, you select the Earnings Protection Benefit rider ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

For Base Benefit:              0.25% of contract value as of
                               the Contract anniversary date.

For Optional Benefit:          0.01% of contract value as of
(Current Charge)               the Contract Anniversary date
                               for each 1% of optional
                               coverage elected.

For Optional Benefit:          0.02% of contract value as of
(Maximum Charge)               the Contract Anniversary date
                               for each 1% of optional
                               coverage elected.

     If you make a full surrender or upon the death of the owner on other than the contract anniversary, we will deduct the charge for the EPB on a pro rata basis for the period from the last contract anniversary until the date of the full surrender or the date we receive due proof of death of the owner. We recommend you consult your tax advisor before you purchase this rider.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

     If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the investment portfolios. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the investment portfolios. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

CONTRACT MAINTENANCE CHARGE


     On each contract anniversary date during the accumulation period, every year on the anniversary of the date when your contract was issued, Jefferson National deducts $30 from your contract as a contract maintenance charge. We reserve the right to change this charge but it will not be more than $60 each year. No contract maintenance charge is deducted during the annuity period. This charge is for certain administrative expenses associated with the contract.


     If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. The charge will be deducted if the annuity date is other than an anniversary.


     Jefferson National does not deduct this charge if the value of your contract is $50,000 or more.


CONTINGENT DEFERRED SALES CHARGE


     During the accumulation period, you can make withdrawals from your contract. Jefferson National keeps track of each purchase payment.

     Every year you can withdraw money from your contract without charge in an amount equal to the greater of:


      - 10% of the value of your contract (if you do not use the 10% in any year, it may not be carried over to the next year), or

      - the IRS minimum distribution requirement for this contract if it was issued under an Individual Retirement Annuity, or

      - the total of your purchase payments that have been in the contract more than 7 complete years.

     Withdrawals in excess of these amounts will be charged a contingent deferred sales charge which equals:


NO. OF YEARS                            CONTINGENT
FROM RECEIPT                          DEFERRED SALES
OF PURCHASE PAYMENT                       CHARGE
----------------------------------------------------
First Year                                   7%
Second Year                                  7%
Third Year                                   6%
Fourth Year                                  5%
Fifth Year                                   4%
Sixth Year                                   3%
Seventh Year                                 2%
Eighth Year and later                        0%


     In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:


      - for issue ages up to 52, there is no contingent deferred sales charge for withdrawals made after the 15th contract year;

      - for issue ages 53 to 56, there is no contingent deferred sales charge for withdrawals made after you attain age 67;


      - for issue ages 57 and later, any otherwise applicable contingent deferred sales charge will be multiplied by a factor ranging from .9 to 0 for contract years one through ten and later, respectively.


     The contingent deferred sales charge is assessed against each purchase payment withdrawn and will reduce the remaining value of your contract. For purposes of the contingent deferred sales charge, Jefferson National treats withdrawals as coming from the oldest purchase payment first. The contingent deferred sales charge compensates us for expenses associated with selling the contract.


     NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE GENERALLY CONSIDERED TO HAVE COME FROM EARNINGS FIRST.


     Jefferson National does not assess the contingent deferred sales charge on death benefits or on any payments paid out as annuity payments if your annuity date is at least four years after we issue your contract and your annuity option has a life contingency or is for a minimum of 5 years.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

     WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your contract value if:

-     your contract has been in force for at least 1 year;

- you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

- you were employed on a full time basis and working at least 30 hours per week on the date your contract was issued;

-     your employment was involuntarily terminated by your employer; and

- you certify to us in writing that you are still unemployed when you make the withdrawal request.

     This benefit may be used by only one person including in the case of joint owners. This benefit may not be available in your state.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR NURSING CARE CONFINEMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your contract value if:

- you are confined in a qualified nursing care center (as defined in the rider to the contract) for 90 consecutive days;

-     confinement begins after the first contract year;

- confinement is prescribed by a qualified physician and is medically necessary;

- request for this benefit is made during confinement or within 60 days after confinement ends; and

-     we receive proof of confinement.

     This benefit may be used by only one person including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

     This benefit may not be available in your state.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your contract value after a qualified physician (as defined in the rider to the contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

- To qualify, the diagnosis and notice must occur after the first contract year ends.

- This benefit is not available if you have a terminal illness on the date the contract is issued. All other limitations under the contract apply.

- This benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

     This benefit may not be available in your state.

     With respect to the unemployment, nursing care confinement and terminal illness waiver of contingent deferred sales charge benefits, if the contract is owned by joint owners, these benefits apply to either owner. If the contract is owned by a non-natural person, then these benefits apply to the annuitant.


REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE


     Jefferson National may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Jefferson National. Jefferson National will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee of Jefferson National or any of its affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.


TRANSFER FEE


     You can make up to 12 free transfers each contract year. If you make more than 12 transfers during a contract year, you may be charged a transfer fee of $25 per transfer. We reserve the right to change the transfer fee. During the accumulation phase, the transfer fee is deducted from the account from which the transfer was made. If the entire amount in the account is transferred, the fee will be deducted from the amount transferred. If you transfer money from more than one account, the charge is deducted from the account with the largest balance.

     During the annuity phase, the transfer fee will be deducted from the annuity payment following your transfer.

     All reallocations made in the same day count as one transfer. Transfers made at the end of the free look period by us are not counted in determining the transfer fee. If the transfer is part of the dollar cost averaging program, the rebalancing program or the sweep program it will not count in determining the transfer fee.


PREMIUM TAXES


   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Jefferson National is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is Jefferson National's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the contract. Jefferson National may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.


INCOME TAXES


     Jefferson National will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

TAXES


     NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL


     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED contract. The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.


TAX STATUS OF THE CONTRACTS

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


     DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. Owner investment control may exist if the investment portfolios in which variable annuity contract premiums are invested are available to the general public. The investment portfolios available to you under your contract are not available to the general public, although the investment objectives and policies of certain of these portfolios are similar to the investment objectives and policies of other portfolios that are available to the general public and that are managed by certain investment managers that manage certain portfolios available to you under the contract. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the subaccounts of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

     The Non-Qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified contracts.


TAXATION OF NON-QUALIFIED CONTRACTS


     NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a Non-Qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. The account value immediately before a withdrawal may have to be increased by any positive interest adjustments (referred to as market value adjustments in your contract) which result from a withdrawal. There is, however, no definitive guidance on the proper tax treatment of the interest adjustments, and you may want to discuss the potential tax consequences of an interest adjustment with your tax adviser. In the case of a surrender under a Non-Qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

     PENALTY TAX ON CERTAIN Withdrawals. In the case of a distribution from a Non-Qualified contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:


       -    made on or after the taxpayer reaches age 59 1/2;
       -    made on or after the death of an owner;
       -    attributable to the taxpayer's becoming disabled; or
       - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.


     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS


     The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

     INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The contract offers death benefits which may exceed the greater of purchase payments or account value. The IRS has not reviewed the contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the contract comports with IRA qualification requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a contract.

          ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make nondeductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.


     TAX SHELTERED ANNUITIES under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.


     Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

     CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

     OTHER TAX ISSUES. Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

     Distributions from contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Eligible rollover distributions" from Section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental Section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES


     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.


     We have the right to modify the contract in response to legislative changes that could otherwise diminish the' favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ACCESS TO YOUR MONEY

     You can have access to the money in your contract :

       - by making a withdrawal (either a partial or a complete withdrawal);

       -    by electing to receive annuity payments; or

       -    when a death benefit is paid to your beneficiary.

     In general, withdrawals can only be made during the accumulation period.

     When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax, and less any contract maintenance charge.


     You must tell us which account (investment portfolio(s), the interest adjustment account and/or the fixed account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, the interest adjustment account or the fixed account must be for at least $500. Jefferson National requires that after a partial withdrawal is made there must be at least $500 left in your contract.

     Jefferson National will pay the amount of any withdrawal from the investment portfolios within 7 days of your request in good order unless the suspension of payments or transfers provision (see below) is in effect.


     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

     There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) (tax-sheltered annuity) plan. For a more complete explanation, see "Taxes" and the discussion in the Statement of Additional Information.


OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT

     For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit (GMWB), a living benefit. The GMWB allows you to make withdrawals from your contract irrespective of the value of your contract, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until annuity payments begin. The charges for the GMWB option are deducted each business day from amounts held in the investment portfolios. Withdrawals made under this rider will reduce your contract value.

     If you elect the GMWB when you purchase your contract, your initial purchase payment is used as the basis for determining the maximum payout (the "Benefit Amount"). If you elect this benefit at a later date, your contract value on the date the benefit is added to your contract is used to determine the Benefit Amount.

     Once the Benefit Amount has been determined, we calculate the maximum annual guaranteed payment ("Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the contingent deferred sales charge. Withdrawals under this option may result in adverse tax consequences.

     Benefit Payments are zero during the Waiting Period. Presently, you can choose either a two year or five year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth contract anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

     If, in any year, your withdrawals total more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

       - (1- withdrawal/contract value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

     If you make subsequent payments to your contract, we will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent payment plus the subsequent payment and your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent payment.

     If you elect the GMWB when you purchase your contract, we count one year as the time between each contract anniversary. If you elect the GMWB at any time after purchase, we treat the time between the date we added the option to your contract and your next contract anniversary as the first year.

     Once you elect this benefit, you are also entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your contract value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your contract value.

     Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

     If you, the joint owner or annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your contract.

     You can surrender your contract at any time, even if you elect the GMWB, but you will receive your contract value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

     Please see Appendix D for examples of how the Benefit Amount and Benefit Payment are calculated.


SYSTEMATIC WITHDRAWAL PROGRAM


     The systematic withdrawal program allows you to choose to receive automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You cannot take systematic withdrawals from the interest adjustment account. You can instruct us to withdraw a level dollar amount or percentage from specified investment options, largest account balance or on a pro-rata basis. If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis. The systematic withdrawal program will end any time you designate. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. Jefferson National does not charge for this program, however, the withdrawal may be subject to a contingent deferred sales charge. For a discussion of the contingent deferred sales charge, see "Expenses."

     All systematic withdrawals will be paid on the last business day of the month (beginning with the first full month after you start a program).


     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS (UNDER 403(b) CONTRACTS) MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS


     Jefferson National may be required to suspend or postpone payments for withdrawals or transfers for any period when:


     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;


     3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or Jefferson National cannot reasonably value the shares of the investment portfolios;


     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


     Jefferson National has reserved the right to defer payment for a withdrawal or transfer from the fixed account and/or the interest adjustment account for the period permitted by law but not for more than six months.

     If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an owner's contract and thereby refuse to pay any request for transfers, partial or withdrawals, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.


DEATH BENEFIT

UPON YOUR DEATH


     If you die before annuity payments begin, Jefferson National will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first owner dies. The surviving joint owner will be treated as the beneficiary.


     If death occurs prior to age 90, the amount of the death benefit will be the greater of:


     (1) the value of your contract at the time Jefferson National receives proof of death and a payment election; or


     (2) the total purchase payments you have made, less any adjusted partial withdrawals, increased by 5% each year up to the date of death.


     Adjusted partial withdrawal means the amount of the partial withdrawal, multiplied by the amount of the death benefit just before the partial withdrawal, divided by the value of your contract just before the partial withdrawal. A partial withdrawal is the amount paid to you plus any taxes withheld less any contingent deferred sales charge. If you take a partial withdrawal at a time when the amount of your death benefit is greater than your contract value, then your death benefit amount will be reduced by an amount greater than the amount withdrawn.

     If death occurs at age 90 or later, the death benefit will be the contract value at the time we receive proof of death and a payment election.


     The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the deceased owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Different rules may apply in the case of an Individual Retirement Annuity.

     If you or any joint owner (who is not the annuitant) dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution prior to the death of the owner or joint owner. If you die during the annuity period, the beneficiary becomes the owner. If any joint owner dies during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary on record at the time of death will be treated as a contingent beneficiary. Different rules may apply in the case of an Individual Retirement Annuity.

DEATH OF ANNUITANT

     If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you can name a new annuitant. A change of annuitant by the owner may result in a taxable event. Unless another annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

     Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


EARNINGS PROTECTION BENEFIT

     The EPB is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the contract if you are less than age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any death benefit under the contract. Withdrawals from the contract will reduce the rider's death benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to non-qualified contracts. We recommend that you consult your tax advisor before you purchase this rider.

     BASE DEATH BENEFIT. Upon the death of the owner, we will pay an additional death benefit in an amount equal to 50% (30% if the owner was between the ages of 70 and 75 when we issued the contract) of the Eligible Gain to the beneficiary upon our receipt of due proof of death of the owner at our administrative office.

     OPTIONAL DEATH BENEFIT. If Owner death occurs after the fifth Contract Year and the optional death benefit is selected, We will pay in addition to the rider's base death benefit an optional rider death benefit in an amount equal to 50% (30% for issue ages 70-75) of the Optional Gain to the Beneficiary upon our receipt of due proof of death of the Owner. This optional death benefit is only available for exchanges of deferred annuity contracts in a manner that qualifies for non-recognition of income treatment under Section 1035 of the Internal Revenue Code, as amended.

     ELIGIBLE GAIN. Eligible Gain is the least of:

-      the Contract Gain; or

- if death occurs during the first contract year, the initial purchase payment less Equivalency Withdrawals from the initial purchase payment; or

- if death occurs after the first contract year has elapsed, all purchase payments applied to the contract except purchase payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the contract.

- if you take a partial withdrawal at a time when the sum of all purchase payments less prior Equivalency Withdrawals is greater than your contract value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

     OPTIONAL COVERAGE PERCENTAGE. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

     EQUIVALENCY WITHDRAWAL. The Equivalency Withdrawal is:

-      the partial withdrawal amount; divided by

-      the contract value prior to the withdrawal; multiplied by

-      the sum of all purchase payments less all prior Equivalency Withdrawals.

     CONTRACT GAIN. Contract Gain is the contract value reduced by the difference of total purchase payments and Equivalency Withdrawals.

     OPTIONAL GAIN. The Optional Gain is:

-      the Optional Coverage Percentage; multiplied by

- the initial purchase payment less Equivalency Withdrawals (from the initial purchase payment); less

- sum of all purchase payments reduced by withdrawals, less contract value, when the sum of all purchase payments reduced by withdrawals is greater than contract value.

     TERMINATION. The EPB rider terminates and charges and benefits automatically end on the earliest of:

-      The Annuity Date; or

-      Full surrender; or

-      Death of the owner; or

-      Transfer of ownership

     The Company may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

     See Appendix C for Examples of how this benefit works.

     This benefit may not be available in your state.


OTHER INFORMATION


JEFFERSON NATIONAL

     Jefferson National Life Insurance Company was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.


LEGAL PROCEEDINGS


     Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the separate account.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.


THE SEPARATE ACCOUNT


     Jefferson National has established a separate account to hold the assets that underlie the contracts. Jefferson National Life Annuity Account F (Separate Account) serves the variable annuity portion of the contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999, was known as Great American Reserve Variable Annuity Account F. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on September 26,

1997. Jefferson National Life Annuity Account F is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account F is divided into subaccounts.

     The assets of the Separate Account are held in Jefferson National's name on behalf of the Separate Account and legally belong to Jefferson National. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Jefferson National may issue.

     The obligations under the contracts are obligations of Jefferson National Life Insurance Company.

     Where permitted by law, we may:

          -    create new Separate Accounts;

          - combine Separate Accounts, including combining the Separate Account with another Separate Account established by the Company;

          - transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another Separate Account;

          -    transfer the Separate Account to another insurance company;

          - add new subaccounts to or remove subaccounts from the Separate Account, or combine subaccounts;

          -    make the subaccounts available under other policies we issue;

          - add new investment portfolios or remove existing investment portfolios;

          - substitute new investment portfolios for any existing investment portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

          - deregister the Separate Account under the Investment Company Act of 1940; and

          - operate the Separate Account under the direction of a committee or in another form.


DISTRIBUTOR


     Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the contracts. ISC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC is a member of the National Association of Securities Dealers, Inc.

     Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers' commissions may be up to 8.50% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. Jefferson National may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.


OWNERSHIP

     The contract is an individual fixed and variable deferred annuity contract. You, as the OWNER of the contract, are entitled to all the rights and privileges of ownership.


     The contract can be owned by JOINT OWNERS (except if it is issued pursuant to a qualified plan). Any joint owner must be the spouse of the other owner (except where not permitted under state law). Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY

     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT


     You can assign the contract at any time during your lifetime. Jefferson National will not be bound by the assignment until it receives the written notice of the assignment. Jefferson National will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


     If the contract is a qualified contract, there are limitations on your ability to assign the contract.

FINANCIAL STATEMENTS


     The financial statements of Jefferson National which are included in the Statement of Additional Information should be considered only as bearing on the ability of Jefferson National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the investment portfolios. The value of the investment portfolios is affected primarily by the performance of the underlying investments.

     The financial statements of Jefferson National Life Annuity Account F are included in the Statement of Additional Information.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Calculations
Annuity Provisions
Independent Accountants
Distribution
Financial Statements

APPENDIX A--CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY


     The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account F's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account F's financial statements and related notes which are included in the Statement of Additional Information.


     The tables below provide per unit information about the financial history of each Subaccount.


SUBACCOUNT                                                            2002         2001          2000         1999        1998
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    13.409  $    15.421  $    18.349  $    13.913  $    10.000
  Accumulation unit value at end of period                         $     8.860  $    13.409  $    15.421  $    18.349  $    13.913
  Number of accumulation units outstanding at end of period          1,962,931    2,886,721    3,085,986    1,954,848      436,443

LEVERAGED ALLCAP PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    16.041  $    19.351       26.106  $    14.867  $    10.000
  Accumulation unit value at end of period                         $    10.454  $    16.041       19.351  $    26.106  $    14.867
  Number of accumulation units outstanding at end of period          1,872,540    2,427,539    2,591,609    1,362,969      109,259

MIDCAP GROWTH PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    15.987  $    17.345  $    16.110  $    12.391  $    10.000
  Accumulation unit value at end of period                         $    11.107  $    15.987  $    17.345  $    16.110  $    12.391
  Number of accumulation units outstanding at end of period          1,163,169    2,022,255    2,131,387      604,590      155,496

SMALL CAPITALIZATION PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $     7.901  $    11.368  $    15.834  $    11.196  $    10.000
  Accumulation unit value at end of period                         $     5.747  $     7.901  $    11.368  $    15.834  $    11.196
  Number of accumulation units outstanding at end of period            806,174    1,749,365    1,011,724      485,731      153,227

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
GROWTH AND INCOME (d)
  Accumulation unit value at beginning of period                   $    10.266  $    10.046          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     7.891  $    10.266          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period            108,287      145,160          N/A          N/A          N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP INCOME AND GROWTH FUND (a)
  Accumulation unit value at beginning of period                   $    11.178  $    12.370  $    14.033  $    12.058  $    10.000
  Accumulation unit value at end of period                         $     8.887  $    11.178  $    12.370  $    14.033  $    12.058
  Number of accumulation units outstanding at end of period            823,864    1,058,516    1,134,425      805,221      351,625

VP INTERNATIONAL FUND (a)
  Accumulation unit value at beginning of period                   $    10.295  $    14.741  $    17.973  $    11.110  $    10.000
  Accumulation unit value at end of period                         $     8.083  $    10.295  $    14.741  $    17.973  $    11.110
  Number of accumulation units outstanding at end of period            558,672      696,624      744,062      286,551      115,687

VP VALUE FUND (a)
  Accumulation unit value at beginning of period                   $    12.947  $    11.638  $     9.990  $    10.217  $    10.000
  Accumulation unit value at end of period                         $    11.156  $    12.947  $    11.638  $     9.990  $    10.217
  Number of accumulation units outstanding at end of period          1,564,755    2,796,345    1,695,317      615,221      171,138

CONSECO SERIES TRUST:
BALANCED PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    13.213  $    14.348  $    13.562  $    10.510  $    10.000
  Accumulation unit value at end of period                         $    11.346  $    13.213  $    14.348  $    13.562  $    10.510
  Number of accumulation units outstanding at end of period          1,470,495    2,208,918    1,846,975      675,068      399,217

CONSECO 20 FOCUS PORTFOLIO (b)
  Accumulation unit value at beginning of period                   $     4.481  $     8.417  $    10.000          N/A          N/A
  Accumulation unit value  at end of period                        $     2.103  $     4.481  $     8.417          N/A          N/A
  Number of accumulation units outstanding at end of period            283,934      499,478      274,242          N/A          N/A

SUBACCOUNT                                                             2002        2001          2000        1999          1998
----------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    14.344  $    16.219  $    16.013  $    10.878  $    10.000
  Accumulation unit value at end of period                         $    12.246  $    14.344  $    16.219  $    16.013  $    10.878
  Number of accumulation units outstanding at end of period          1,053,773    1,566,068    1,781,031      646,422      446,344

FIXED INCOME PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    11.869  $    11.059  $    10.208  $    10.392  $    10.000
  Accumulation unit value  at end of period                        $    12.252  $    11.869  $    11.059  $    10.208  $    10.392
  Number of accumulation units outstanding at end of period          1,622,760    2,721,352    1,289,818      881,706      308,576

GOVERNMENT SECURITIES PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    11.620  $    11.104  $    10.079  $    10.480  $    10.000
  Accumulation unit value at end of period                         $    12.528  $    11.620  $    11.104  $    10.079  $    10.480
  Number of accumulation units outstanding at end of period          2,287,686    1,862,525      947,409      451,882      153,270

HIGH YIELD PORTFOLIO (b)
  Accumulation unit value at beginning of period                   $    10.400  $    10.224  $    10.000          N/A          N/A
  Accumulation unit value at end of period                         $    10.816  $    10.400  $    10.224          N/A          N/A
  Number of accumulation units outstanding at end of period            556,851      492,563      314,505          N/A          N/A

MONEY MARKET PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    11.471  $    11.190  $    10.690  $    10.335  $    10.000
  Accumulation unit value at end of period                         $    11.453  $    11.471  $    11.190  $    10.690  $    10.335
  Number of accumulation units outstanding at end of period          4,355,104    6,404,205    4,828,243    4,895,749      779,777

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INITIAL SHARES) (a):
  Accumulation unit value at beginning of period                   $    10.534  $    13.798  $    15.727  $    12.261  $    10.000
  Accumulation unit value at end of period                         $     7.380  $    10.534  $    13.798  $    15.727  $    12.261
  Number of accumulation units outstanding at end of period            849,242    1,273,485    1,592,027      931,176      212,780

DREYFUS STOCK INDEX FUND (INITIAL SHARES) (a):
  Accumulation unit value at beginning of period                   $    11.166  $    12.895  $    14.414  $    12.120  $    10.000
  Accumulation unit value at end of period                         $     8.548  $    11.166  $    12.895  $    14.414  $    12.120
  Number of accumulation units outstanding at end of period          4,388,825    5,567,658    5,186,719    3,732,395    1,229,906

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES):
DISCIPLINED STOCK PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $     9.604  $    11.230  $    12.534  $    10.726  $    10.000
  Accumulation unit value at end of period                         $     7.328  $     9.604  $    11.230  $    12.534  $    10.726
  Number of accumulation units outstanding at end of period            377,851      573,588      586,630      280,701       64,622

INTERNATIONAL VALUE PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $     9.657  $    11.285  $    11.883  $     9.423  $    10.000
  Accumulation unit value at end of period                         $     8.358  $     9.657  $    11.285  $    11.883  $     9.423
  Number of accumulation units outstanding at end of period            538,242      339,691      176,116       90,423       14,881

FEDERATED INSURANCE SERIES:
HIGH INCOME BOND FUND II (PRIMARY SHARES) (a)
  Accumulation unit value at beginning of period                   $     8.963  $     8.966  $     9.994  $     9.906  $    10.000
  Accumulation unit value at end of period                         $     8.959  $     8.963  $     8.966  $     9.994  $     9.906
  Number of accumulation units outstanding at end of period          1,395,433    1,449,264    1,128,938      859,802      449,248

INTERNATIONAL EQUITY FUND II (a)
  Accumulation unit value at beginning of period                   $    11.094  $    15.941  $    20.889  $    11.457  $    10.000
  Accumulation unit value at end of period                         $     8.449  $    11.094  $    15.941  $    20.889  $    11.457
  Number of accumulation units outstanding at end of period            338,820      365,241      395,720      200,438       49,555

INTERNATIONAL SMALL CO. FUND II (e)
  Accumulation unit value at beginning of period                   $     7.899  $    10.071          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     6.426  $     7.899          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period             19,357        5,208          N/A          N/A          N/A

CAPITAL INCOME (FORMERLY, UTILITY) FUND II (a) (g)
  Accumulation unit value at beginning of period                   $     8.723  $    10.254  $    11.420  $    11.388  $    10.000
  Accumulation unit value at end of period                         $     6.542  $     8.723  $    10.254  $    11.420  $    11.388
  Number of accumulation units outstanding at end of period            832,069      688,002      745,679      550,507      227,545

SUBACCOUNT                                                            2002          2001        2000          1999        1998
----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:
LARGE CAP GROWTH PORTFOLIO (e)
  Accumulation unit value at beginning of period                   $     8.289  $    10.175          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     5.710  $     8.289          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period             10,819        2,655          N/A          N/A          N/A

MID CAP GROWTH PORTFOLIO (e)
  Accumulation unit value at beginning of period                   $     8.493  $    10.132          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     5.921  $     8.493          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period             22,419        4,774          N/A          N/A          N/A

INVESCO VARIABLE INVESTMENT FUND:
INVESCO VIF-CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND) (a)
  Accumulation unit value at beginning of period                   $    10.836  $    12.072  $    11.674  $    10.300  $    10.000
  Accumulation unit value at end of period                         $     8.643  $    10.836  $    12.072  $    11.674  $    10.300
  Number of accumulation units outstanding at end of period            390,229      543,423      423,688      320,678       80,397

INVESCO VIF-FINANCIAL SERVICES FUND (e)
  Accumulation unit value at beginning of period                   $     9.691  $    10.078          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     8.132  $     9.691          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period            237,109      383,711          N/A          N/A          N/A

INVESCO VIF-HEALTH SCIENCES FUND (e)
  Accumulation unit value at beginning of period                   $    10.226  $    10.050          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     7.618  $    10.226          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period            184,300      370,639          N/A          N/A          N/A

INVESCO VIF-HIGH YIELD FUND (a)
  Accumulation unit value at beginning of period                   $     7.489  $     8,928  $    10.251  $     9.512  $    10.000
  Accumulation unit value at end of period                         $     7.289  $     7.489  $     8.928  $    10.251  $     9.512
  Number of accumulation units outstanding at end of period            431,187      679,043      667,640      495,081      119,637

INVESCO VIF-REAL ESTATE OPPORTUNITY FUND (e)
  Accumulation unit value at beginning of period                   $    10.110  $    10.030          N/A          N/A          N/A
  Accumulation unit value at end of period                         $    10.604  $    10.110          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period            183,685       29,984          N/A          N/A          N/A

INVESCO VIF-TECHNOLOGY FUND (e)
  Accumulation unit value at beginning of period                   $     7.236  $    10.251          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     3.793  $     7.236          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period            146,586       91,714          N/A          N/A          N/A

INVESCO VIF-TELECOMMUNICATIONS FUND (e)
  Accumulation unit value at beginning of period                   $     5.772  $    10.282          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     2.800  $     5.772          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period              8,969       28,529          N/A          N/A          N/A

JANUS ASPEN SERIES:
MID CAP GROWTH (FORMERLY, AGGRESSIVE GROWTH) PORTFOLIO
  (INSTITUTIONAL SHARES) (a) (h)
  Accumulation unit value at beginning of period                   $    11.477  $    19.224  $    28.593  $    12.864  $    10.000
  Accumulation unit value at end of period                         $     8.156  $    11.477  $    19.224  $    28.593  $    12.864
  Number of accumulation units outstanding at end of period          2,388,422    3,413,327    3,583,615    1,540,761      189,516

GROWTH PORTFOLIO (INSTITUTIONAL SHARES) (a)
  Accumulation unit value at beginning of period                   $    11.243  $    15.150  $    17.980  $    12.663  $    10.000
  Accumulation unit value at end of period                         $     8.147  $    11.243  $    15.150  $    17.980  $    12.663
  Number of accumulation units outstanding at end of period          3,610,378    5,062,889    5,805,011    3,067,175      424,913

WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES) (a)
  Accumulation unit value at beginning of period                   $    12.260  $    16.031  $    19.278  $    11.887  $    10.000
  Accumulation unit value at end of period                         $     9.007  $    12.260  $    16.031  $    19.278  $    11.887
  Number of accumulation units outstanding at end of period          2,753,859    4,204,856    4,714,717    2,253,671      698,806

SUBACCOUNT                                                            2002         2001          2000         1999        1998
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
EQUITY PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    10.498  $    11.507  $    11.679  $    10.950  $    10.000
  Accumulation unit value at end of period                         $     8.670  $    10.498  $    11.507  $    11.679  $    10.950
  Number of accumulation units outstanding at end of period            141,741      210,370      136,231      134,126       93,997

SMALL CAP PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    13.478  $    11.522  $     9.653  $     9.311  $    10.000
  Accumulation unit value at end of period                         $    10.941  $    13.478  $    11.522  $     9.653  $     9.311
  Number of accumulation units outstanding at end of period            928,286    1,102,964      817,111      101,384       45,538

LEVCO SERIES TRUST:
LEVCO EQUITY VALUE FUND (i)
  Accumulation unit value at beginning of period                   $     9.988          N/A          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     8.600          N/A          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period                  0          N/A          N/A          N/A          N/A

VAN ECK . LEVIN MID CAP VALUE FUND (i)
  Accumulation unit value at beginning of period                   $     9.942          N/A          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     8.043          N/A          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period              1,397          N/A          N/A          N/A          N/A

LORD ABBETT SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    13.071  $    14.211  $    12.447  $    10.812  $    10.000
  Accumulation unit value at end of period                         $    10.565  $    13.071  $    14.211  $    12.447  $    10.812
  Number of accumulation units outstanding at end of period          1,814,115    1,870,246    1,339,392      759,960      240,000

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    11.561  $    10.779  $    10.236  $    10.229  $    10.000
  Accumulation unit value at end of period                         $    12.009  $    11.561  $    10.779  $    10.236  $    10.229
  Number of accumulation units outstanding at end of period          1,722,407    1,396,612    1,110,999      921,343      308,953

MIDCAP GROWTH PORTFOLIO (e)
  Accumulation unit value at beginning of period                   $     8.610  $    10.076          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     5.999  $     8.610          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period             66,310       44,229          N/A          N/A          N/A

PARTNERS PORTFOLIO (a)
  Accumulation unit value at beginning of period                   $    10.131  $    10.573  $    10.647  $    10.056  $    10.000
  Accumulation unit value at end of period                         $     7.578  $    10.131  $    10.573  $    10.647  $    10.056
  Number of accumulation units outstanding at end of period            349,787  $   602,382      513,663      524,039      308,591

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
EQUITY INCOME PORTFOLIO (f)
  Accumulation unit value at beginning of period                   $     9.155  $     9.867          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     7.579  $     9.155          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period            184,748      238,715          N/A          N/A          N/A

EUROPE PORTFOLIO (f) (j)
  Accumulation unit value at beginning of period                   $     7.508  $     9.944          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     5.992  $     7.508          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period              8,361       10,890          N/A          N/A          N/A

PIONEER FUND PORTFOLIO (f)
  Accumulation unit value at beginning of period                   $     8.766  $     9.835          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     6.980  $     8.766          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period            133,260      170,991          N/A          N/A          N/A

SUBACCOUNT                                                            2002         2001          2000         1999        1998
----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
NOVA FUND (c)
  Accumulation unit value at beginning of period                   $    11.405  $    15.135  $    18.407          N/A          N/A
  Accumulation unit value at end of period                         $     7.229  $    11.405  $    15.135          N/A          N/A
  Number of accumulation units outstanding at end of period            207,796      670,461      232,757          N/A          N/A

OTC FUND (c)
  Accumulation unit value at beginning of period                   $    15.102  $    23.627  $    39.086          N/A          N/A
  Accumulation unit value at end of period                         $     9.106  $    15.102  $    23.627          N/A          N/A
  Number of accumulation units outstanding at end of period            723,183      555,922      413,615          N/A          N/A

U.S. GOVERNMENT MONEY MARKET FUND (e)
  Accumulation unit value at beginning of period                   $    10.040  $    10.000          N/A          N/A          N/A
  Accumulation unit value at end of period                         $     9.947  $    10.040          N/A          N/A          N/A
  Number of accumulation units outstanding at end of period            234,900       17,309          N/A          N/A          N/A

SELIGMAN PORTFOLIOS, INC
COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2) (b)
  Accumulation unit value at beginning of period                   $     5.742  $     5.542  $    10.000          N/A          N/A
  Accumulation unit value at end of period                         $     3.610  $     5.742  $     5.542          N/A          N/A
  Number of accumulation units outstanding at end of period            638,056    1,390,581      575,117          N/A          N/A

GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2) (b)
  Accumulation unit value at beginning of period                   $     5.162  $     6.730  $    10.000          N/A          N/A
  Accumulation unit value at end of period                         $     3.472  $     5.162  $     6.730          N/A          N/A
  Number of accumulation units outstanding at end of period            298,851      411,919      376,055          N/A          N/A

STRONG OPPORTUNITY FUND II, INC.:
STRONG OPPORTUNITY FUND II (a):
  Accumulation unit value at beginning of period                   $    14.455  $    15,224  $    14.482  $    10.886  $    10.000
  Accumulation unit value at end of period                         $    10.431  $    14.455  $    15.224  $    14.482  $    10.886
  Number of accumulation units outstanding at end of period          1,131,578    1,226,587      918,337      489,674      181,752

STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH FUND II (a)
  Accumulation unit value at beginning of period                   $    13.423  $    19.665  $    23.416  $    12.506  $    10.000
  Accumulation unit value at end of period                         $     8.262  $    13.423  $    19.665  $    23.416  $    12.506
  Number of accumulation units outstanding at end of period          1,079,493    1,638,040    1,727,555      620,231       53,572

THE VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE BOND FUND (a)
  Accumulation unit value at beginning of period                   $     9.409  $    10.057  $    10.011  $    11.014  $    10.000
  Accumulation unit value at end of period                         $    11.288  $     9.409  $    10.057  $    10.011  $    11.014
  Number of accumulation units outstanding at end of period            489,285      151,761      143,770       85,090       31,389

WORLDWIDE EMERGING MARKETS FUND (a)
  Accumulation unit value at beginning of period                   $     7.382  $     7.625  $    13.301  $     6.734  $    10.000
  Accumulation unit value at end of period                         $     7.068  $     7.382  $     7.625  $    13.301  $     6.734
  Number of accumulation units outstanding at end of period            634,186      625,532      572,481      211,063       36,153

WORLDWIDE HARD ASSETS FUND (a)
  Accumulation unit value at beginning of period                   $     8.170  $     9.253  $     8.423  $     7.059  $    10.000
  Accumulation unit value at end of period                         $     7.827  $     8.170  $     9.253  $     8.423  $     7.059
  Number of accumulation units outstanding at end of period            245,200      105,631       74,260       67,746       12,476

WORLDWIDE REAL ESTATE FUND (a)
  Accumulation unit value at beginning of period                   $    10.150  $     9.772  $     8.351  $     8.643  $    10.000
  Accumulation unit value at end of period                         $     9.560  $    10.150  $     9.772  $     8.351  $     8.643
  Number of accumulation units outstanding at end of period            237,506      489,570      172,761       34,645       25,254


  (a)  This unit value was $10.000 on the inception date of February 9, 1998.
  (b)  This unit value was $10.000 on the inception date of May 1, 2000.
  (c) These unit values were $18.407 and $39.086 on the inception date of May 1, 2000 for Rydex Nova and OTC Portfolios, respectively.
  (d)  This was the unit value on the inception date of October 26, 2001
  (e)  This was the unit value on the inception date of May 1, 2001

  (f)  This was the unit value on the inception date of January 2, 2001.

  (g) Effective May 1, 2003, the Federated Utility Fund II changed its name to Federated Capital Income Fund II.
  (h) Effective as of May 1, 2003, the Janus Aspen Aggressive Growth Portfolio changed its name to Janus Aspen Mid Cap Portfolio.
  (i)  This unit value was $10.000 on the inception date of June 24, 2002.
  (j) Pioneer VCT Europe Portfolio stopped accepting contributions on January 10, 2003.

APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS


     Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


     The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio. The following descriptions are qualified in their entirety by the prospectus for each investment portfolio.

AIM VARIABLE INSURANCE FUNDS

     The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. serves as the AIM V.I. Basic Value Fund's investment advisor. The following portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II

     The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

     The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets, in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(TM) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.


THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

     The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following funds are available under the Contract:

VP INCOME & GROWTH FUND

     The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP INTERNATIONAL FUND

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

VP VALUE FUND

     The VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.




CONSECO SERIES TRUST


     Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM). Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the Contract:


BALANCED PORTFOLIO

     The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

CONSECO 20 FOCUS PORTFOLIO

     The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

     The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

FIXED INCOME PORTFOLIO

     The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

HIGH YIELD PORTFOLIO

     The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

     The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

     The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

     The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

     The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks, most of which are ordinarily securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES


     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund
II. The following portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II (FORMERLY, FEDERATED UTILITY FUND II)

     The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.


FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

     The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

     The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

     The Federated International Small Company Fund II seeks to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 Billion or less.




FIRST AMERICAN INSURANCE PORTFOLIOS, INC.


     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:


FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

     First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

     First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)

     The INVESCO VIF--Core Equity Fund (formerly Equity Income Fund) attempts to provide high total return through both growth and income from these investments.

INVESCO VIF--FINANCIAL SERVICES FUND

     The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

     The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--HIGH YIELD FUND

     The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

     The INVESCO VIF--Real Estate Opportunity Fund seeks capital growth. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

     The INVESCO VIF--Technology Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

     The INVESCO VIF--Telecommunications Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

JANUS ASPEN SERIES

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following portfolios are available under your contract:

GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

     The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.


GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

     The Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

     The International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

MID CAP GROWTH PORTFOLIO (FORMERLY, AGGRESSIVE GROWTH PORTFOLIO)
(INSTITUTIONAL SHARES)

     The Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.


WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

     The Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

     The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R)Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

     The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:


AMERICA'S VALUE PORTFOLIO

     The Lord Abbett America's Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with market capitalization of roughly $500 million to $10 billion, at the time of purchase.


GROWTH AND INCOME PORTFOLIO

     The Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:


FASCIANO PORTFOLIO (CLASS S)

     The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.


LIMITED MATURITY BOND PORTFOLIO

     The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

MIDCAP GROWTH PORTFOLIO

     The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

PARTNERS PORTFOLIO

     The Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.


REGENCY PORTFOLIO

     The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include: strong fundamentals, such as a company's financial, operational, and competitive positions, consistent cash flow and a sound earnings record through all phases of the market cycle. The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

PIMCO VARIABLE INSURANCE TRUST

     The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following portfolios are available under the Contract:

PIMCO PVIT REAL RETURN PORTFOLIO

     The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2002 was 5.68 years.

PIMCO PVIT TOTAL RETURN PORTFOLIO

     The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. "Fixed Income Instruments," as used in this Prospectus, includes, but is not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; and structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER EQUITY INCOME VCT PORTFOLIO

     The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

     The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

     The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.


ROYCE CAPITAL FUND

     Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following portfolios are available under the Contract:

MICRO-CAP PORTFOLIO

     Royce Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which is defined as companies with stock market capitalizations less than $400 million at the time of investment).

SMALL-CAP PORTFOLIO

     Royce Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal. Royce invests the Fund's assets primarily in equity securities issued by small companies. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of small-cap companies (which is defined as companies with stock market capitalizations less than $2 billion at the time of investment).


RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:


JUNO FUND

   The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

MEDIUS FUND

     The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index(R). The Fund invests principally in securities of companies included on the S&P MidCap 400 Index(R) and in leverage instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

MEKROS FUND

     The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index. The Fund invests principally in securities of companies included in the Russell 2000(R) Index and in leverage instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.


NOVA FUND

     The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

OTC FUND

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.


SECTOR ROTATION FUND

     The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks the fifty-nine industries comprising the components of the S&P 1500 Index, based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in leveraged instruments such as futures contracts, options and swap transactions.

URSA FUND

     The Ursa Fund seeks to provide instrument results that will inversely correlate to the performance of the S&P Index(R). Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts or stock indices.

U.S. GOVERNMENT BOND FUND

     The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leverage instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark.


U.S. GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)

     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)

     The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG OPPORTUNITY FUND II

     The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG MID CAP GROWTH FUND II

     The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.


THIRD AVENUE VARIABLE SERIES TRUST

     The Third Avenue Variable Series Trust is a mutual fund with multiple portfolios. EQSF Advisers, Inc., is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following portfolios are available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

     The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.


VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:


WORLDWIDE ABSOLUTE RETURN FUND

     The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund pursues its objective by utilizing a diversified "manager of managers" investment approach. To manage its assets, the Fund selects multiple investment sub-advisers with experience in managing an absolute return strategies. These strategies may include the following: event driven strategies; relative value/arbitrage strategies; trading/market timing strategies; market neutral equity strategies; long/short equity strategies; long-only equity strategies; short-only strategies; distressed securities; and fixed income and high yield investment strategies.


WORLDWIDE BOND FUND

     The Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.

WORLDWIDE EMERGING MARKETS FUND

     The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

WORLDWIDE HARD ASSETS FUND

     The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities."

WORLDWIDE REAL ESTATE FUND

     The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WORLDWIDE ULTRA SHORT-TERM INCOME FUND

     The Fund seeks high current income consistent with preservation of capital and daily liquidity. Under normal market conditions the Fund will invest its assets in a diversified portfolio of short-term fixed income securities with an average duration which will not exceed one year.

VARIABLE INSURANCE FUNDS

     The Variable Insurance Funds is a mutual fund with multiple portfolios. Choice Capital Management is the investment adviser for the Funds. The following Fund is available under the Contract:

CHOICE VIT MARKET NEUTRAL FUND

     The Fund seeks positive returns, with preservation of capital as a secondary objective. Under normal market conditions, the Fund will invest primarily in a non-diversified portfolio of common stocks that the adviser believes to be undervalued and overvalued. The Fund seeks capital appreciation while generally remaining "market neutral" by maintaining an approximately even balance between long and short positions in its portfolio securities.

APPENDIX C--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

     The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second contract Anniversary, and no withdrawals. The examples also assume that the contract is issued to one owner who is age 60 on the issue date. Finally, each example assumes that the death of the owner occurs on the 7th contract anniversary.

MARKET INCREASE EXAMPLE

     The contract value as of the date we receive due proof of death of the owner is $150,000. The following benefit would be payable by the rider:



Base Death Benefit
Contract Value =                                                                                 $  150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                $  125,000
Contract Gain =                                                                                  $   25,000
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency
  Withdrawals during the life of the Contract =                                                  $  125,000

Eligible Gain = Lesser of $25,000 or $125,000 =                                                  $   25,000

Base Death Benefit = 50% x Eligible Gain =                                                       $   12,500

Optional Death Benefit (paid in addition to the base death benefit)
Optional Coverage Percentage =                                                                           40%
Initial Purchase Payment less Equivalency Withdrawals =                                          $  100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum
  of all Purchase Payments reduced by Withdrawals is greater than Contract Value =                      N/A

Optional Gain = (40% x $100,000) =                                                               $   40,000

Optional Death Benefit = 50% x Optional Gain =                                                   $   20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =                                  $   32,500

MARKET DECREASE EXAMPLE

     The contract value as of the date we receive due proof of death of the owner is $104,000. The following benefit would be payable by the rider:



Base Death Benefit
Contract Value =                                                                                 $  104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                $  125,000
Contract Gain =                                                                                  $        0
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency
  Withdrawals during the life of the Contract =                                                  $  125,000

Eligible Gain = Lesser of $0 or $125,000 =                                                       $        0

Base Death Benefit = 50% x Eligible Gain =                                                       $        0

Optional Death Benefit (paid in addition to the base death benefit)
Optional Coverage Percentage =                                                                           40%
Initial Purchase Payment less Equivalency Withdrawals =                                          $  100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by Withdrawals is greater than Contract
Value = $125,000 - $104,000 =                                                                    $   21,000

Optional Gain = 40% x $100,000 - $21,000 =                                                       $   19,000

Optional Death Benefit = 50% x Optional Gain =                                                   $    9,500

Total Death Benefit provided by the rider = $0 + $9,500 =                                        $    9,500

APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

EXAMPLE 1--ASSUME YOU SELECT THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PURCHASE PAYMENT IS $100,000.

     - Your Benefit Amount is $100,000, which is your initial purchase payment.
     -    Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2--IF YOU MAKE AN ADDITIONAL PURCHASE PAYMENT OF $50,000, THEN

     - Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional purchase payment ($50,000).
     - Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR THAT FOLLOWS THE WAITING PERIOD, THEN

     - Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).
     - Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU WITHDRAW $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE WITHDRAWAL, THEN

     - Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), we recalculate your Benefit Payment as follows:
     - The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the contract value ($150,000) prior to the withdrawal.
     - The adjusted Benefit Payment equals $4,667 [$7,000 times ( 1 minus $50,000/$150,000)]

EXAMPLE 5--IF YOU ELECT TO "STEP-UP" THE BENEFIT AMOUNT AFTER THE FIFTH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

     - We recalculate your Benefit Amount to equal your contract value, which is $200,000.
     - Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                             (cut along dotted line)


If you would like a free copy of the Statement of Additional Information (Form # JNL-ADVTG-SAI-0503) dated May 1, 2003 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company

                              Administrative Office

                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account F fixed and variable annuity at the following address:


            Name:
                 ----------------------------------------------------
            Mailing Address:
                             ----------------------------------------

            ---------------------------------------------------------
                                   Sincerely,

                      ------------------------------------
                                   (Signature)



                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233


(c) 2003, Jefferson National Life Insurance Company          JNL-ADVTG-PROS-0503

                      STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY


                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY


                                      AND


                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

       ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                       PHONE: (866) 667-0561 (TOLL-FREE)

                                  MAY 1, 2003


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account F (the "Separate Account"), dated May 1, 2003. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.


                                                                         05-8339

                               TABLE OF CONTENTS


                                                                                        PAGE
PERFORMANCE CALCULATIONS                                                                  3

ANNUITY PROVISIONS                                                                       10
     Determination of Amount of the First Monthly Variable Annuity Payment               10
     Value of an Annuity Unit                                                            11
     Amounts of Subsequent Monthly Variable Annuity Payments                             11

INDEPENDENT ACCOUNTANTS                                                                  11

DISTRIBUTION                                                                             11
     Reduction or Elimination of the Withdrawal Charge                                   11

FINANCIAL STATEMENTS                                                                     12

                            PERFORMANCE CALCULATIONS


Jefferson National may periodically advertise performance of an investment in the various investment portfolios. Jefferson National will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the portfolio.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance. Jefferson National may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUBACCOUNT

The Conseco Series Trust Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses and insurance charges, including the deduction of the contract maintenance charge. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Conseco Series Trust.

We may also provide standard yield quotations for the Subaccount investing in the U.S. Government Money Market Fund of the Rydex Variable Trust. Such yield quotations will also be calculated as described in this section.

We calculate the current yield using the following formula:

     Current Yield  =  ((NCS-ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Money Market fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES  = per unit charges deducted from the Subaccount for the 7-day period.

     UV  = the unit value on the first day of the 7-day period.

We may also disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     We calculate the effective yield using the following formula:

     Effective Yield = (1 + ((NCS-ES)/UV))(TO THE POWER OF 365/7) - 1

     Where:

     NCS = the net change in the value of the Money Market fund (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

     ES   =  per unit charges deducted from the hypothetical Subaccount for the
             7-day period.

     UV   =  the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS

The investment portfolios of the funds may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:


                 YIELD = 2 [(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd


     Where:

     A = the net investment income earned during the period by the investment portfolio.

     B = the expenses accrued for the period (net of reimbursements, if any).

     C = the average daily number of accumulation units outstanding during the period.

     D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARD TOTAL RETURN

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.

Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect the maximum fees and Contract charges including the deduction of surrender charges.

Average annual total return quotations are computed according to the following formula:

                        P (1+T)(TO THE POWER OF n) = ERV

     Where:
     P      =  beginning hypothetical initial purchase payment of $1,000
     T      =  average annual total return
     n      =  number of years in period
     ERV    =  ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or ten-year period, at the end of the one-, five- or ten-year period (or fractional portion thereof)

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.


Standard average annual total returns for the Subaccounts as of December 31, 2002 are shown in Table 1.

Table 1 reflects the deduction of annual insurance charges of 1.40%, the contingent deferred sales charge (surrender charge) of 7% during the first contract year (decreasing to 0% in the 8th contract year), and the deduction of the $30 contract maintenance charge. The $30 contract maintenance charge is reflected as an annual charge of 0.10%, based on average Contract Value during the 2002 calendar year of $28,938. The table does not show the effect of electing the guaranteed minimum income benefit, earnings protection benefit or guaranteed minimum withdrawal benefit riders. Performance quotations shown would be lower if the charges for these riders were reflected.


                                    TABLE 1

       STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF
                               DECEMBER 31, 2002

                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                                 SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE TRUST
  AIM V.I. Basic Value                                             5/1/03          N/A         N/A            N/A
  AIM V.I. Mid Cap Core Equity                                     5/1/03          N/A         N/A            N/A

THE ALGER AMERICAN FUND
  Alger American Growth                                            2/6/98       -38.21%        N/A          -3.25%
  Alger American Leveraged AllCap                                  2/6/98       -39.05%        N/A           0.08%
  Alger American MidCap Growth                                     2/6/98       -35.02%        N/A           1.34%
  Alger American Small Capitalization                              2/6/98       -31.96%        N/A         -11.45%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth Fund                                          2/6/98       -25.63%        N/A          -3.21%
  VP International Fund                                            2/6/98       -26.55%        N/A          -4.98%
  VP Value Fund                                                    2/6/98       -19.40%        N/A           1.40%

CONSECO SERIES TRUST
  Balanced                                                         2/6/98       -19.67%        N/A           1.79%
  Conseco 20 Focus                                                 5/1/00       -56.12%        N/A         -45.51%
  Equity                                                           2/6/98       -20.14%        N/A           3.38%
  Fixed Income                                                     2/6/98        -3.43%        N/A           3.41%
  Government Securities                                            2/6/98         0.87%        N/A           3.89%
  High Yield                                                       5/1/00        -2.70%        N/A           0.78%
  Money Market                                                     2/9/98           N/A        N/A             N/A

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)    2/6/98       -34.47%        N/A          -6.77%

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          2/6/98       -28.39%        N/A          -3.90%

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 5/1/98       -28.62%        N/A          -7.27%
  Dreyfus VIF -- International Value                               5/1/98       -19.03%        N/A          -4.80%

                                                                 SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
  Federated Capital Income (formerly, Utility)                     2/6/98       -29.85%        N/A          -9.02%
  Federated High Income Bond (Primary Class)                       2/6/98        -6.49%        N/A          -3.05%
  Federated International Equity                                   2/6/98       -28.75%        N/A          -4.13%
  Federated International Small Company                            5/1/01       -23.89%        N/A         -26.62%

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  5/1/01       -35.57%        N/A         -32.06%
  First American Mid Cap Growth                                    5/1/01       -34.79%        N/A         -30.39%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)              5/1/98       -25.39%        N/A          -4.02%
  INVESCO VIF -- Financial Services                                5/1/01       -21.50%        N/A         -15.52%
  INVESCO VIF -- Health Sciences                                   5/1/01       -30.32%        N/A         -18.63%
  INVESCO VIF -- High Yield                                        5/1/98        -8.93%        N/A          -7.40%
  INVESCO VIF -- Real Estate Opportunity                           5/1/01        -1.86%        N/A          -0.65%
  INVESCO VIF -- Technology                                        5/1/01       -50.99%        N/A         -47.10%
  INVESCO VIF -- Telecommunications                                5/1/01       -54.65%        N/A         -56.00%

JANUS ASPEN SERIES
  Growth (Institutional Shares)                                    2/6/98       -32.22%        N/A          -4.78%
  Growth & Income (Institutional Shares)                           5/1/03          N/A         N/A            N/A
  International Growth (Institutional Shares)                      5/1/03          N/A         N/A            N/A
  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)     2/6/98       -33.53%        N/A          -4.83%
  Worldwide Growth (Institutional Shares)                          2/6/98       -31.29%        N/A          -2.76%

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                         2/6/98       -22.75%        N/A          -3.67%
  Lazard Retirement Small Cap                                      2/6/98       -24.07%        N/A           0.90%

LORD ABBETT SERIES FUND, INC.
  America's Value                                                  5/1/03          N/A         N/A            N/A
  Growth And Income                                                2/6/98       -24.40%        N/A           0.33%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Fasciano                                                         5/1/03          N/A         N/A            N/A
  Limited Maturity Bond                                            2/6/98        -2.82%        N/A           2.97%
  Midcap Growth                                                    5/1/01       -34.83%        N/A         -29.61%
  Partners                                                         2/6/98       -30.04%        N/A          -6.33%
  Regency                                                          5/1/03          N/A         N/A            N/A

PIMCO VARIABLE INSURANCE TRUST
  PIMCO PVIT Real Return                                           5/1/03          N/A         N/A            N/A
  PIMCO PVIT Total Return                                          5/1/03          N/A         N/A            N/A

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                        1/2/01       -22.56%        N/A         -15.28%
  Pioneer Europe VCT                                               1/2/01       -25.34%        N/A         -25.00%
  Pioneer Fund VCT                                                 1/2/01       -25.52%        N/A         -18.58%

                                                                 SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
  Micro-Cap                                                        5/1/03          N/A         N/A            N/A
  Small-Cap                                                        5/1/03          N/A         N/A            N/A

RYDEX VARIABLE TRUST
  Juno                                                             5/1/03          N/A         N/A            N/A
  Medius                                                           5/1/03          N/A         N/A            N/A
  Mekros                                                           5/1/03          N/A         N/A            N/A
  Nova                                                             5/1/00       -40.73%        N/A         -31.50%
  OTC                                                              5/1/00       -43.61%        N/A         -43.70%
  Sector Rotation                                                  5/1/03          N/A         N/A            N/A
  Ursa                                                             5/1/03          N/A         N/A            N/A
  U.S. Government Bond                                             5/1/03          N/A         N/A            N/A
  U.S. Government Money Market(2)                                  5/1/01          N/A         N/A            N/A

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         5/1/00       -41.20%        N/A         -33.40%
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -37.09%        N/A         -34.36%

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               2/6/98       -32.51%        N/A           0.07%

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                            2/6/98       -42.43%        N/A          -4.55%

THIRD AVENUE VARIABLE SERIES TRUST
  Third Avenue Value                                               5/1/03          N/A         N/A            N/A

VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Absolute Return                                        5/1/03          N/A         N/A            N/A
  Worldwide Bond                                                   2/6/98        12.25%        N/A           1.72%
  Worldwide Emerging Markets                                       2/6/98       -10.43%        N/A          -7.73%
  Worldwide Hard Assets                                            2/6/98       -10.37%        N/A          -5.63%
  Worldwide Real Estate                                            2/6/98       -11.89%        N/A          -1.75%
  Worldwide Ultra Short-Term Income                                5/1/03          N/A         N/A            N/A

VARIABLE INSURANCE FUNDS
  Choice Market Neutral                                            5/1/03          N/A         N/A            N/A


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

NON-STANDARD TOTAL RETURN

We may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" table, below. These non-standardized average annual total returns reflect the deduction of the insurance charges, but do not reflect the deduction of surrender charge or the contract maintenance charge. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charges or the contract maintenance charge.

Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN may BE IN ANY FUTURE PERIOD.


Non-standard Subaccount average annual total returns for the Subaccounts as of December 31, 2002 are shown in the Table 2.

Table 2 reflects the deduction of the annual insurance charges of 1.40%, but does NOT reflect the deduction of surrender charges, or the $30 contract maintenance charge. Non-standard Subaccount average annual total returns would be lower if these charges were deducted. The table does not show the effect of electing the guaranteed minimum income benefit, earnings protection benefit or guaranteed minimum withdrawal benefit riders. Performance quotations shown would be lower if the charges for these riders were reflected.


                                    TABLE 2

     NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF
                               DECEMBER 31, 2002

                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                                 SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE TRUST
  AIM V.I. Basic Value                                             5/1/03          N/A         N/A            N/A
  AIM V.I. Mid Cap Core Equity                                     5/1/03          N/A         N/A            N/A

THE ALGER AMERICAN FUND
  Alger American Growth                                            2/6/98       -33.92%        N/A          -2.46%
  Alger American Leveraged AllCap                                  2/6/98       -34.83%        N/A           0.88%
  Alger American MidCap Growth                                     2/6/98       -30.52%        N/A           2.16%
  Alger American Small Capitalization                              2/6/98       -27.25%        N/A         -10.71%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth Fund                                          2/6/98       -20.49%        N/A          -2.42%
  VP International Fund                                            2/6/98       -21.48%        N/A          -4.20%
  VP Value Fund                                                    2/6/98       -13.84%        N/A           2.23%

CONSECO SERIES TRUST
  Balanced                                                         2/6/98       -14.13%        N/A           2.62%
  Conseco 20 Focus                                                 5/1/00       -53.07%        N/A         -44.25%
  Equity                                                           2/6/98       -14.62%        N/A           4.22%
  Fixed Income                                                     2/6/98         3.23%        N/A           4.26%
  Government Securities                                            2/6/98         7.81%        N/A           4.74%
  High Yield                                                       5/1/00         4.00%        N/A           2.99%
  Money Market                                                     2/9/98        -0.16%        N/A           2.81%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)    2/6/98       -29.94%        N/A          -6.00%

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          2/6/98       -23.44%        N/A          -3.12%

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF -- Disciplined Stock                                 5/1/98       -23.69%        N/A          -6.46%
  Dreyfus VIF -- International Value                               5/1/98       -13.45%        N/A          -3.97%

FEDERATED INSURANCE SERIES
  Federated Capital Income (formerly, Utility)                     2/6/98       -25.01%        N/A          -8.27%
  Federated High Income Bond (Primary Class)                       2/6/98        -0.04%        N/A          -2.24%
  Federated International Equity                                   2/6/98       -23.84%        N/A          -3.35%

                                                                 SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/01       -18.64%        N/A         -23.61%

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  5/1/01       -31.11%        N/A         -29.26%
  First American Mid Cap Growth                                    5/1/01       -30.28%        N/A         -27.53%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)              5/1/98       -20.24%        N/A          -3.19%
  INVESCO VIF -- Financial Services                                5/1/01       -16.09%        N/A         -12.07%
  INVESCO VIF -- Health Sciences                                   5/1/01       -25.50%        N/A         -15.30%
  INVESCO VIF -- High Yield                                        5/1/98        -2.66%        N/A          -6.58%
  INVESCO VIF -- Real Estate Opportunity                           5/1/01         4.90%        N/A           3.39%
  INVESCO VIF -- Technology                                        5/1/01       -47.59%        N/A         -44.89%
  INVESCO VIF -- Telecommunications                                5/1/01       -51.49%        N/A         -54.15%

JANUS ASPEN SERIES
  Growth (Institutional Shares)                                    2/6/98       -27.53%        N/A          -4.01%
  Growth & Income (Institutional Shares)                           5/1/03          N/A         N/A            N/A
  International Growth (Institutional Shares)                      5/1/03          N/A         N/A            N/A
  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)     2/6/98       -28.94%        N/A          -4.06%
  Worldwide Growth (Institutional Shares)                          2/6/98       -26.54%        N/A          -1.97%

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                         2/6/98       -17.42%        N/A          -2.87%
  Lazard Retirement Small Cap                                      2/6/98       -18.82%        N/A           1.73%

LORD ABBETT SERIES FUND, INC.
  America's Value                                                  5/1/03          N/A         N/A            N/A
  Growth And Income                                                2/6/98       -19.17%        N/A           1.15%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Fasciano                                                         5/1/03          N/A         N/A            N/A
  Limited Maturity Bond                                            2/6/98         3.87%        N/A           3.82%
  Midcap Growth                                                    5/1/01       -30.32%        N/A         -26.71%
  Partners                                                         2/6/98       -25.20%        N/A          -5.55%
  Regency                                                          5/1/03          N/A         N/A            N/A

PIMCO VARIABLE INSURANCE TRUST
  PIMCO PVIT Real Return                                           5/1/03          N/A         N/A            N/A
  PIMCO PVIT Total Return                                          5/1/03          N/A         N/A            N/A

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                        1/2/01       -17.22%        N/A         -12.39%
  Pioneer Europe VCT                                               1/2/01       -20.19%        N/A         -22.43%
  Pioneer Fund VCT                                                 1/2/01       -20.38%        N/A         -15.80%

ROYCE CAPITAL FUND
  Micro-Cap                                                        5/1/03          N/A         N/A            N/A
  Small-Cap                                                        5/1/03          N/A         N/A            N/A

RYDEX VARIABLE TRUST
  Juno                                                             5/1/03          N/A         N/A            N/A
  Medius                                                           5/1/03          N/A         N/A            N/A

                                                                 SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  Mekros                                                           5/1/03          N/A         N/A            N/A
  Nova                                                             5/1/00       -36.62%        N/A         -29.96%
  OTC                                                              5/1/00       -39.71%        N/A         -42.39%
  Sector Rotation                                                  5/1/03          N/A         N/A            N/A
  Ursa                                                             5/1/03          N/A         N/A            N/A
  U.S. Government Bond                                             5/1/03          N/A         N/A            N/A
  U.S. Government Money Market(2)                                  5/1/01        -0.93%        N/A          -0.32%

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)         5/1/00       -37.12%        N/A         -31.89%
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -32.74%        N/A         -32.87%

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               2/6/98       -27.84%        N/A           0.89%

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth                                            2/6/98       -38.45%        N/A          -3.78%

THIRD AVENUE VARIABLE SERIES TRUST
  Third Avenue Value                                               5/1/03          N/A         N/A            N/A

VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Absolute Return                                        5/1/03          N/A         N/A            N/A
  Worldwide Bond                                                   2/6/98        19.97%        N/A           2.57%
  Worldwide Emerging Markets                                       2/6/98        -4.25%        N/A          -6.95%
  Worldwide Hard Assets                                            2/6/98        -4.20%        N/A          -4.84%
  Worldwide Real Estate                                            2/6/98        -5.81%        N/A          -0.93%
  Worldwide Ultra Short-Term Income                                5/1/03          N/A         N/A            N/A

VARIABLE INSURANCE FUNDS
  Choice Market Neutral                                            5/1/03          N/A         N/A            N/A


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS

We may also disclose non-standardized total return for time periods before a Subaccount commenced operations. This performance data is based on the actual performance of the funds since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS FOR THE PORTFOLIOS


Table 3 below sets out the adjusted historic total returns for the portfolios for various periods as of December 31, 2002. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of insurance charges (1.40%) that apply to the Subaccounts under the Contract, except that surrender charges and the $30 contract maintenance charge are not deducted. Non-standard adjusted historic total returns of the portfolios would be lower if these charges were deducted. The table does not show the effect of electing the guaranteed minimum income benefit, earnings protection benefit or guaranteed minimum withdrawal benefit riders. Performance quotations shown would be lower if the charges for these riders were reflected.

                                    TABLE 3

     NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF
                               DECEMBER 31, 2002

                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                                 PORTFOLIO                               10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                 DATE        1 YEAR       5 YEAR          DATE
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE TRUST
  AIM V.I. Basic Value                                            09/10/01      -23.42%         N/A         -17.12%
  AIM V.I. Mid Cap Core Equity                                    09/10/01      -12.49%         N/A          -5.05%

THE ALGER AMERICAN FUND
  Alger American Growth                                            1/9/89       -33.92%       -1.44%          8.48%
  Alger American Leveraged AllCap                                 1/25/95       -34.83%        1.85%         12.16%
  Alger American MidCap Growth                                     5/3/93       -30.52%        2.53%         12.15%
  Alger American Small Capitalization                             9/21/88       -27.25%      -10.17%          0.62%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                             10/30/97       -20.49%       -1.61%         -0.16%
  VP International                                                 5/1/94       -21.48%       -3.14%          3.87%
  VP Value                                                         5/1/96       -13.84%        2.36%          7.12%

CONSECO SERIES TRUST
  Balanced                                                         5/3/93       -14.13%        3.28%          8.59%
  Conseco 20 Focus                                                 5/1/00       -53.07%         N/A         -44.25%
  Equity                                                          12/3/65       -14.62%        5.12%         11.03%
  Fixed Income                                                     5/3/93         3.23%        4.31%          5.25%
  Government Securities                                            5/3/93         7.81%        4.77%          4.44%
  High Yield                                                       5/1/00         4.00%         N/A           2.99%
  Money Market                                                    5/19/81          N/A          N/A            N/A

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)   10/7/93       -29.94%       -5.16%          6.84%

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                         9/29/89       -23.44%       -2.26%          8.73%

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
  Dreyfus VIF-- Disciplined Stock                                  5/1/96       -23.69%       -3.37%          2.94%
  Dreyfus VIF-- International Value                                5/1/96       -13.45%       -1.19%         -0.05%

FEDERATED INSURANCE SERIES
  Federated Capital Income (formerly, Utility)                    2/10/94       -25.01%       -8.38%          1.49%
  Federated High Income Bond (Primary Class)                       3/1/94        -0.04%       -1.73%          3.17%
  Federated International Equity                                   5/8/95       -23.84%       -1.79%          1.23%
  Federated International Small Company                            5/1/00       -18.64%         N/A         -26.42%

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  First American Large Cap Growth                                  5/1/01       -31.11%         N/A         -29.26%
  First American Mid Cap Growth                                    5/1/01       -30.28%         N/A         -27.53%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Core Equity (formerly Equity Income)             8/10/94       -20.24%       -0.92%          8.19%
  INVESCO VIF -- Financial Services                               9/20/99       -16.09%         N/A           0.44%
  INVESCO VIF -- Health Sciences                                  7/28/97       -25.50%        3.78%          5.25%
  INVESCO VIF -- High Yield                                       5/27/94        -2.66%       -5.17%          2.04%
  INVESCO VIF -- Real Estate Opportunity                           4/1/98         4.90%         N/A           1.48%
  INVESCO VIF -- Technology                                       7/14/97       -47.59%       -7.76%         -4.88%
  INVESCO VIF -- Telecommunications                               9/20/99       -51.49%         N/A         -33.48%

JANUS ASPEN SERIES

                                                                 PORTFOLIO                               10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                 DATE        1 YEAR       5 YEAR          DATE
----------------------------------------------------------------------------------------------------------------------
  Growth (Institutional Shares)                                   9/13/93       -27.53%       -2.95%          7.26%
  Growth & Income (Institutional Shares)                         05/01/98       -23.35%         N/A           1.71%
  International Growth (Institutional Shares)                    05/02/94       -27.32%       -2.69%          5.03%
  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)    9/13/93       -28.94%       -3.43%          7.30%
  Worldwide Growth (Institutional Shares)                         9/13/93       -26.54%       -0.74%          9.06%

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Equity                                        3/18/98       -17.42%         N/A          -2.90%
  Lazard Retirement Small Cap                                     11/4/97       -18.82%        2.36%          1.94%

LORD ABBETT SERIES FUND, INC.
  America's Value                                                05/01/03          N/A          N/A            N/A
  Growth And Income                                              12/11/89       -19.17%        1.69%          7.13%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Fasciano                                                       11/09/88        -9.95%        0.57%          8.03%
  Limited Maturity Bond                                           9/10/84         3.87%        3.87%          4.22%
  Midcap Growth                                                   11/3/97       -30.32%       -0.31%          2.77%
  Partners                                                        3/22/94       -25.20%       -4.98%          7.13%
  Regency                                                        05/28/99       -12.93%         N/A           4.62%

PIMCO VARIABLE INSURANCE TRUST
  PIMCO PVIT Real Return                                         09/30/99        15.79%         N/A          10.54%
  PIMCO PVIT Total Return                                        12/31/97         5.87%        4.44%          4.44%

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Pioneer Equity Income VCT                                       9/14/99       -17.22%         N/A          -5.18%
  Pioneer Europe VCT                                               1/2/01       -20.19%         N/A         -22.43%
  Pioneer Fund VCT                                                 5/1/00       -20.38%         N/A         -13.43%

ROYCE CAPITAL FUND
  Micro-Cap                                                      12/27/96       -16.19%       10.18%         11.66%
  Small-Cap                                                      12/27/96       -15.47%        8.72%          9.97%

RYDEX VARIABLE TRUST
  Juno                                                           05/01/03          N/A          N/A            N/A
  Medius                                                         10/01/01       -25.50%         N/A          -4.80%
  Mekros                                                         10/01/01       -36.35%         N/A         -14.86%
  Nova                                                             5/7/97       -36.62%      -10.16%         -5.92%
  OTC                                                              5/7/97       -39.71%       -3.32%         -2.00%
  Sector Rotation                                                05/01/02          N/A          N/A         -32.53%
  Ursa                                                           10/30/98        19.94%         N/A           3.88%
  U.S. Government Bond                                           08/08/97        12.74%        1.72%          3.39%
  U.S. Government Money Market(2)                                 11/2/98          N/A          N/A            N/A

SELIGMAN PORTFOLIOS, INC.
  Seligman Communications and Information (Class 2 Shares)        10/1/94       -37.12%         N/A         -31.89%
  Seligman Global Technology (Class 2 Shares)                      5/1/96       -32.74%         N/A         -32.87%

STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity                                               5/8/92       -27.84%        1.42%          9.39%

STRONG VARIABLE INSURANCE FUNDS, INC.

                                                                 PORTFOLIO                               10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                 DATE        1 YEAR       5 YEAR          DATE
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                          12/31/96       -38.45%       -3.46%          0.84%

THIRD AVENUE VARIABLE SERIES TRUST
  Third Avenue Value                                             09/13/99       -13.54%         N/A          11.90%

VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Absolute Return                                      05/01/03          N/A          N/A            N/A
  Worldwide Bond                                                   9/1/89        19.97%        2.65%          4.92%
  Worldwide Emerging Markets                                     12/21/95        -4.25%       -7.38%         -4.28%
  Worldwide Hard Assets                                            9/1/89        -4.20%       -5.46%          4.81%
  Worldwide Real Estate                                           6/23/97        -5.81%       -0.67%          2.53%
  Worldwide Ultra Short-Term Income                              05/01/03          N/A          N/A            N/A

VARIABLE INSURANCE FUNDS
  Choice Market Neutral                                          05/01/03          N/A          N/A            N/A


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

OTHER PERFORMANCE DATA

HISTORICAL UNIT VALUES. We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Subaccounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, Tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Subaccounts or the investment funds.

                               ANNUITY PROVISIONS

The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation period and the annuity period. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The value of an annuity unit was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed performance factor which equals 1.00 plus the assumed investment rate for the number of days assumed performance.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                              INDEPENDENT AUDITORS

The financial statements included in this Statement of Additional Information of Jefferson National Life Annuity Account F and Conseco Variable Insurance Company have been audited by Ernst & Young LLP independent auditors, for the periods indicated in their reports as stated in their opinions given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 5 Times Square, New York, NY 10036.


                                  DISTRIBUTION


Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

Conseco Equity Sales, Inc. (CES), acted as the distributor of the contracts prior to May 1, 2003. For the past three fiscal years of the Separate Account, CES was paid no underwriting commissions.


REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE


The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.


4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.


The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                              FINANCIAL STATEMENTS


The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

CONSECO VARIABLE INSURANCE COMPANY






ANNUAL REPORT TO
CONTRACT OWNERS

DECEMBER 31, 2002








                                              CONSECO VARIABLE ANNUITY ACCOUNT F

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 2002

==========================================================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT F                                                                                   PAGE
Statement of Assets and Liabilities as of December 31, 2002............................................................ 2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2002.................. 6
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2001..................16
Notes to Financial Statements..........................................................................................26
Report of Independent Auditors ........................................................................................33

CONSECO VARIABLE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

====================================================================================================================================
                                                                                              SHARES        COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Interest adjustment cash account....................................................                               $  1,346,684
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio................................................................    706,100.4    $33,515,342     17,391,254
       Leveraged AllCap Portfolio......................................................    938,852.5     33,790,608     19,575,073
       MidCap Portfolio................................................................  1,037,687.7     17,260,065     12,919,213
       Small Capitalization Portfolio..................................................    379,482.0      4,740,516      4,633,475
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio.....................................................     51,413.1        946,806        854,486
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund..........................................................  1,418,959.2      8,992,446      7,321,829
       International Fund .............................................................    866,769.5      6,922,806      4,515,869
       Value Fund .....................................................................  2,852,281.8     19,917,067     17,455,965
     Berger Institutional Products Trust:
       Growth Fund.....................................................................    280,775.9      3,490,127      1,752,042
       International Fund..............................................................     71,908.2        623,499        521,334
       Large Cap Growth Fund...........................................................    658,203.7     13,847,431      7,338,972
       Small Company Growth Fund.......................................................    601,239.0      9,736,547      4,340,946
     Conseco Series Trust:
       Balanced Portfolio..............................................................  1,633,418.8     20,882,975     16,742,542
       Conseco 20 Focus Portfolio......................................................    273,933.4        666,404        597,175
       Equity Portfolio................................................................    864,941.9     14,865,896     12,904,933
       Fixed Income Portfolio..........................................................  2,058,109.1     20,421,120     19,881,333
       Government Securities Portfolio.................................................  2,380,334.5     28,861,480     28,659,227
       High Yield Portfolio............................................................    679,787.7      5,875,455      6,022,919
       Money Market Portfolio.......................................................... 49,878,873.5     49,878,874     49,878,873
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................    331,625.3     11,878,850      6,267,718
     Dreyfus Stock Index Fund..........................................................  1,669,590.0     49,393,831     37,515,688
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................    172,636.6      3,002,451      2,769,091
       International Value Portfolio...................................................    448,067.7      5,359,979      4,498,600
     Federated Insurance Series:
       High Income Bond Fund II .......................................................  1,765,783.0     12,458,100     12,501,743
       International Equity Fund II ...................................................    325,695.0      3,380,951      2,862,859
       International Small Company Fund II.............................................     27,161.6        141,763        124,400
       Utility Fund II ................................................................    723,823.9      6,090,653      5,443,155
     First American Insurance Portfolios:
       Large Cap Growth Portfolio......................................................     15,406.9         63,012         61,782
       Mid Cap Growth Portfolio........................................................     24,225.3        133,355        132,754
     Invesco Variable Investment Funds, Inc:
       Core Equity Fund................................................................    228,346.3      3,987,247      3,372,674
       Financial Services Fund.........................................................    183,631.3      2,236,622      1,928,128
       Health Sciences Fund............................................................    102,110.1      1,682,447      1,404,013
       High Yield Fund.................................................................    474,903.3      3,755,554      3,196,099
       Real Estate Opportunity Fund....................................................    185,687.7      1,970,809      1,947,864
       Technology Fund.................................................................     68,052.2        820,967        555,987
       Telecommunications Fund.........................................................      9,164.2         37,987         25,110
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................  1,229,738.3     39,681,738     19,479,054
       Growth Portfolio................................................................  2,013,379.1     43,504,625     29,415,468
       Worldwide Growth Portfolio......................................................  1,178,272.6     50,282,508     24,802,637
     Lazard Retirement Series, Inc.:
       Equity Portfolio ...............................................................    156,543.6      1,337,723      1,228,867
       Small Cap Portfolio ............................................................    953,716.7     12,434,219     10,223,844
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio  ...................................................  1,017,827.8     23,045,694     19,165,697
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................  1,532,209.7     20,181,026     20,684,832
       Midcap Growth Portfolio.........................................................     33,233.7        416,334        397,807
       Partners Portfolio..............................................................    232,512.6      2,647,001      2,650,644
     Pioneer Variable Contracts Trust, Class II shares
       Equity Income Portfolio.........................................................     92,242.1      1,560,738      1,400,236
       Europe Portfolio................................................................      7,466.9         60,031         50,103
       Fund Portfolio..................................................................     60,994.6      1,124,835        930,168
     Rydex Variable Trust:
       Nova Fund.......................................................................    289,973.6      1,558,688      1,502,063
       OTC Fund........................................................................    727,638.0      7,064,309      6,585,124
       U.S. Government Money Market Fund...............................................  2,336,474.4      2,336,474      2,336,474
     Seligman Portfolios, Inc.: (Class 2 shares)
       Communications and Information Portfolio........................................    294,526.3      3,541,689      2,353,265
       Global Technology Portfolio.....................................................    117,643.6      1,669,055      1,037,616

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2002

====================================================================================================================================
                                                                                              SHARES        COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II..........................................................    871,865.7    $ 13,660,408  $  8,919,186
       Strong Opportunity Fund II, Inc.  ..............................................    851,002.3     16,046,162     11,803,401
     LEVCO Series Trust
       Levin Mid Cap Fund..............................................................      1,584.4      11,449.00         11,233
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund.............................................................    481,941.0      5,205,955      5,523,044
       Worldwide Emerging Markets Fund.................................................    568,118.2      5,052,604      4,482,452
       Worldwide Hard Assets Fund......................................................    186,321.9      2,060,447      1,919,116
       Worldwide Real Estate Fund......................................................    225,471.9      2,494,794      2,270,503
   Total assets....................................................................................................    498,434,643
Liabilities:
     Amounts payable to Conseco Variable Insurance Company.........................................................         64,681
------------------------------------------------------------------------------------------------------------------------------------
     Net assets....................................................................................................   $498,369,962
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                                                              UNITS     UNIT VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
     Contract owners' deferred annuity reserves:
     Interest adjustment accounts - 1 Year.............................................                               $  1,306,811
     Interest adjustment accounts - 5 Year.............................................                                     48,771
     The Alger American Fund:
       Growth Portfolio................................................................  1,962,930.9     $ 8.859840     17,391,254
       Leveraged AllCap Portfolio......................................................  1,872,539.9      10.453755     19,575,073
       MidCap Portfolio................................................................  1,163,169.1      11.106909     12,919,213
       Small Capitalization Portfolio .................................................    806,173.7       5.747490      4,633,475
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio.....................................................    108,287.0       7.890937        854,486
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund .........................................................    823,864.1       8.887181      7,321,829
       International Fund .............................................................    558,672.1       8.083219      4,515,869
       Value Fund .....................................................................  1,564,755.4      11.155715     17,455,965
     Berger Institutional Products Trust:
       Growth Fund.....................................................................    345,946.0       5.064496      1,752,042
       International Fund..............................................................     68,901.7       7.566350        521,334
       Large Cap Growth Fund...........................................................    893,659.6       8.145754      7,279,531
       Small Company Growth Fund ......................................................    775,845.1       5.595119      4,340,946
     Conseco Series Trust:
       Balanced Portfolio .............................................................  1,470,195.2      11.346437     16,681,477
       Conseco 20 Focus Portfolio......................................................    283,934.1       2.103216        597,175
       Equity Portfolio................................................................  1,053,773.0      12.246359     12,904,882
       Fixed Income Portfolio..........................................................  1,622,760.0      12.251555     19,881,333
       Government Securities Portfolio.................................................  2,287,685.5      12.527608     28,659,227
       High Yield Portfolio............................................................    556,850.9      10.816035      6,022,919
       Money Market Portfolio .........................................................  4,355,103.8      11.452970     49,878,873
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................    849,242.3       7.380365      6,267,718
     Dreyfus Stock Index Fund..........................................................  4,388,824.8       8.548003     37,515,688
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................    377,850.9       7.328528      2,769,091
       International Value Portfolio...................................................    538,241.5       8.357958      4,498,600
     Federated Insurance Series:
       High Income Bond Fund II........................................................  1,395,432.6       8.959045     12,501,743
       International Equity Fund II....................................................    338,820.3       8.449492      2,862,859
       International Small Company Fund II.............................................     19,357.4       6.426484        124,400
       Utility Fund II ................................................................    832,068.8       6.541713      5,443,155
     First American Insurance Portfolios:
       Large Cap Growth Portfolio......................................................     10,819.2       5.710410         61,782
       Mid Cap Growth Portfolio........................................................     22,419.4       5.921408        132,754
     Invesco Variable Investment Funds, Inc:
       Core Equity Fund................................................................    390,229.0       8.642808      3,372,674
       Financial Services Fund.........................................................    237,108.7       8.131832      1,928,128
       Health Sciences Fund............................................................    184,300.0       7.618085      1,404,013
       High Yield Fund.................................................................    431,186.5       7.289393      3,143,088
       Real Estate Opportunity Fund....................................................    183,684.8      10.604381      1,947,864
       Technology Fund.................................................................    146,585.9       3.792907        555,987
       Telecommunications Fund.........................................................      8,969.4       2.799527         25,110
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................  2,388,422.2       8.155616     19,479,054
       Growth Portfolio ...............................................................  3,610,377.5       8.147477     29,415,468
       Worldwide Growth Portfolio......................................................  2,753,858.7       9.006503     24,802,637

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2002

====================================================================================================================================
                                                                                              UNITS     UNIT VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
     Lazard Retirement Series, Inc.:

       Equity Portfolio ...............................................................    141,740.8     $ 8.669821    $ 1,228,867
       Small Cap Portfolio ............................................................    928,286.4      10.941164     10,156,534
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio.....................................................  1,814,115.4      10.564762     19,165,697
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................  1,722,407.0      12.009259     20,684,832
       Midcap Growth Portfolio.........................................................     66,310.0       5.999200        397,807
       Partners Portfolio..............................................................    349,786.7       7.577886      2,650,644
     Pioneer Variable Contracts Trust
       Equity Income Portfolio.........................................................    184,748.0       7.579167      1,400,236
       Europe Portfolio................................................................      8,361.3       5.992209         50,103
       Fund Portfolio..................................................................    133,260.0       6.980100        930,168
     Rydex Variable Trust:
       Nova Fund.......................................................................    207,796.4       7.228533      1,502,063
       OTC Fund........................................................................    723,182.9       9.105752      6,585,124
       U.S. Government Money Market Fund...............................................    234,899.7       9.946688      2,336,474
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio........................................    638,056.4       3.610276      2,303,560
       Global Technology Portfolio.....................................................    298,850.5       3.472024      1,037,616
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II Fund.....................................................  1,079,493.4       8.262381      8,919,186
     Strong Opportunity Fund II, Inc. .................................................  1,131,577.7      10.430924     11,803,401
     LEVCO Series Trust
       Levin Mid Cap Value Fund........................................................      1,396.6       8.042960         11,233
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund ............................................................    489,285.3      11.287982      5,523,044
       Worldwide Emerging Markets Fund.................................................    634,186.0       7.068040      4,482,452
       Worldwide Hard Assets Fund......................................................    245,199.9       7.826741      1,919,116
       Worldwide Real Estate Fund .....................................................    237,505.7       9.559782      2,270,503
------------------------------------------------------------------------------------------------------------------------------------
         Net assets ...................................................................                               $498,152,958
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred annuity reserves .................                                $498,152,958
   Contract owners' annuity payment reserves:
     Conseco Series Trust:
       Balanced Portfolio..............................................................                                     50,462
     Berger Institutional Products Trust:
       Large Cap Growth Fund...........................................................                                     29,063
     Invesco Variable Investment Funds, Inc.:
       High Yield Portfolio............................................................                                     48,661
     Lazard Retirement Series, Inc.:
       Small Cap Portfolio.............................................................                                     53,556
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio........................................                                     35,262
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves.......................................        217,004
------------------------------------------------------------------------------------------------------------------------------------
           Net assets...............................................................................................   $498,369,962
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
                                                          -----------------------------------------------------------  -------------
                                                                             LEVERAGED       MIDCAP         SMALL       GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares .................................... $     11,179    $      2,306     $       --     $       --     $  7,147
Expenses:
   Mortality and expense risk fees .......................      338,714         347,071        246,515         93,561       13,717
   Administrative fees ...................................       40,646          41,649         29,582         11,227        1,646
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................      379,360         388,720        276,097        104,788       15,363
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................     (368,181)       (386,414)      (276,097)      (104,788)      (8,216)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ....................................   (13,711,964)    (16,585,989)    (5,341,163)    (5,795,038)    (194,306)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ................            --              --             --             --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................            --              --             --             --       36,731
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..........................................   (13,711,964)    (16,585,989)    (5,341,163)    (5,795,038)    (157,575)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................     2,424,926       4,795,466     (2,017,768)     3,210,772     (128,560)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ...................................... $ (11,655,219)  $(12,176,937)    $(7,635,028)   $(2,689,054)   $(294,351)
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
                                                          -----------------------------------------------------------  -------------
                                                                             LEVERAGED       MIDCAP         SMALL       GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $   (368,181)  $   (386,414)  $  (276,097)  $   (104,788)   $   (8,216)
   Net realized gain (loss) on investments in portfolio
     shares .............................................    (13,711,964)   (16,585,989)   (5,341,163)    (5,795,038)     (157,575)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .................      2,424,926      4,795,466    (2,017,768)     3,210,772      (128,560)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .....................................    (11,655,219)   (12,176,937)   (7,635,028)    (2,689,054)     (294,351)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .......................        540,637        931,804       450,870        141,364        14,484
   Contract redemptions .................................     (5,681,464)    (6,009,603)   (4,740,195)    (1,663,567)     (300,323)
   Net transfers ........................................     (4,520,022)    (2,110,259)   (7,485,366)    (4,976,157)      (55,563)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions .............     (9,660,849)    (7,188,058)   (11,774,691)   (6,498,360)     (341,402)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ............    (21,316,068)   (19,364,995)   (19,409,719)   (9,187,414)     (635,753)
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, beginning of period ......................     38,707,322     38,940,068    32,328,932     13,820,889     1,490,239
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ........................   $ 17,391,254   $ 19,575,073   $12,919,213   $  4,633,475   $   854,486
====================================================================================================================================

Notes:

a) For the period 01/01/02  through  04/30/02  (termination of fund).

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                          CONSECO
                                                                                                                          SERIES
              AMERICAN CENTURY                                                                                             TRUST
            VARIABLE PORTFOLIOS                               BERGER INSTITUTIONAL PRODUCTS TRUST                        PORTFOLIO
-------------------------------------------  ------------------------------------------------------------------------  -------------
                                                                                                            SMALL
   INCOME AND                                                               LARGE CAP          NEW         COMPANY
     GROWTH     INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH      GENERATION(a)     GROWTH        BALANCED
------------------------------------------------------------------------------------------------------------------------------------


$    110,863   $    48,427    $    290,426    $         --  $     20,395   $    123,911   $        --    $        --   $   708,753

     119,750        70,844         351,846          35,838         7,698        169,473         3,400         96,256       296,711
      14,370         8,501          42,222           4,301           924         20,337           408         11,551        35,605
------------------------------------------------------------------------------------------------------------------------------------
     134,120        79,345         394,068          40,139         8,622        189,810         3,808        107,807       332,316
------------------------------------------------------------------------------------------------------------------------------------
     (23,257)      (30,918)       (103,642)        (40,139)       11,773        (65,899)       (3,808)      (107,807)      376,437
------------------------------------------------------------------------------------------------------------------------------------

  (2,165,399)   (1,853,807)       (989,897)     (2,370,041)     (217,987)    (9,960,332)     (983,337)    (5,916,717)   (5,621,505)

          --            --       1,775,148              --            --             --            --             --            --

          --            --         103,998              --            --             --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
  (2,165,399)   (1,853,807)        889,249      (2,370,041)     (217,987)    (9,960,332)     (983,337)    (5,916,717)   (5,621,505)
------------------------------------------------------------------------------------------------------------------------------------

    (334,334)      509,284      (5,603,461)        862,590        54,479      3,742,811       755,221        281,592     1,585,441
------------------------------------------------------------------------------------------------------------------------------------
$ (2,522,990)  $(1,375,441)   $ (4,817,854)   $ (1,547,590)  $  (151,735)  $ (6,283,420)   $ (231,924)   $(5,742,932)  $(3,659,627)
====================================================================================================================================




====================================================================================================================================

                                                                                                                          CONSECO
                                                                                                                          SERIES
              AMERICAN CENTURY                                                                                             TRUST
            VARIABLE PORTFOLIOS                               BERGER INSTITUTIONAL PRODUCTS TRUST                        PORTFOLIO
-------------------------------------------   ----------------------------------------------------------------------  --------------
                                                                                                            SMALL
   INCOME AND                                                               LARGE CAP          NEW         COMPANY
     GROWTH     INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH      GENERATION(a)     GROWTH        BALANCED
------------------------------------------------------------------------------------------------------------------------------------


$    (23,257)  $   (30,918)   $   (103,642)    $   (40,139)   $   11,773    $   (65,899)   $   (3,808)     $(107,807)  $   376,437
  (2,165,399)   (1,853,807)        889,249      (2,370,041)     (217,987)    (9,960,332)     (983,337)    (5,916,717)   (5,621,505)

    (334,334)      509,284      (5,603,461)        862,590        54,479      3,742,811       755,221        281,592     1,585,441
------------------------------------------------------------------------------------------------------------------------------------
  (2,522,990)   (1,375,441)     (4,817,854)     (1,547,590)     (151,735)    (6,283,420)     (231,924)    (5,742,932)   (3,659,627)
------------------------------------------------------------------------------------------------------------------------------------

     334,250       112,861       1,190,458         129,233        43,943        370,569        34,176        537,300     1,091,319
  (2,336,983)     (937,797)     (6,605,420)       (746,623)     (140,361)    (2,566,368)     (103,463)    (1,637,004)   (6,160,921)
      15,592      (455,163)     (8,516,320)       (475,595)      116,512     (5,207,643)     (736,890)      (951,009)   (3,784,076)
------------------------------------------------------------------------------------------------------------------------------------

  (1,987,141)   (1,280,099)    (13,931,282)     (1,092,985)       20,094     (7,403,442)     (806,177)    (2,050,713)   (8,853,678)
------------------------------------------------------------------------------------------------------------------------------------
  (4,510,131)   (2,655,540)    (18,749,136)     (2,640,575)     (131,641)   (13,686,862)   (1,038,101)    (7,793,645)  (12,513,305)
------------------------------------------------------------------------------------------------------------------------------------
  11,831,960     7,171,409      36,205,101       4,392,617       652,975     20,995,456     1,038,101     12,134,591    29,245,244
------------------------------------------------------------------------------------------------------------------------------------
$  7,321,829   $ 4,515,869     $17,455,965     $ 1,752,042  $    521,334   $  7,308,594   $        --   $  4,340,946  $ 16,731,939
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                          CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                          --------------------------------------------------------------------------

                                                               CONSECO                        FIXED      GOVERNMENT        HIGH
                                                              20 FOCUS        EQUITY         INCOME      SECURITIES        YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ....................................  $         --   $     49,940   $ 1,487,549   $    998,656    $  436,953
Expenses:
   Mortality and expense risk fees .......................        20,156        212,817       319,963        331,762        61,031
   Administrative fees ...................................         2,419         25,538        38,396         39,811         7,324
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................        22,575        238,355       358,359        371,573        68,355
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................       (22,575)      (188,415)    1,129,190        627,083       368,598
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ....................................    (1,365,882)    (6,067,420)     (386,220)       625,335      (926,784)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ................            --             --       174,582        546,427            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................            --             --            --         61,780            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................    (1,365,882)    (6,067,420)     (211,638)     1,233,542      (926,784)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................       (91,621)     3,808,407      (337,997)       (42,511)      442,114
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................  $ (1,480,078)   $(2,447,428)  $   579,555    $ 1,818,114   $  (116,072)
====================================================================================================================================





STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                          CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                          --------------------------------------------------------------------------

                                                               CONSECO                        FIXED      GOVERNMENT        HIGH
                                                              20 FOCUS        EQUITY         INCOME      SECURITIES        YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:

   Net investment income (expense)                          $    (22,575)  $   (188,415)  $ 1,129,190   $    627,083    $  368,598
   Net realized gain (loss) on investments in portfolio
     shares                                                   (1,365,882)    (6,067,420)     (211,638)     1,233,542      (926,784)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares                          (91,621)     3,808,407      (337,997)       (42,511)      442,114
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations                                           (1,480,078)    (2,447,428)      579,555      1,818,114      (116,072)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments                                 41,464        534,089     1,274,120        657,056       207,904
   Contract redemptions                                         (532,826)    (4,693,425)   (11,398,750)  (10,190,596)   (1,181,244)
   Net transfers                                                 330,353     (2,952,222)   (2,872,452)    14,732,221     1,989,580
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions                     (161,009)    (7,111,558)   (12,997,082)    5,198,681     1,016,240
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                  (1,641,087)    (9,558,986)   (12,417,527)    7,016,795       900,168
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, beginning of period                             2,238,262     22,463,868    32,298,860     21,642,432     5,122,751
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period                            $    597,175   $ 12,904,882   $19,881,333   $ 28,659,227  $  6,022,919
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

    CONSECO
     SERIES
     TRUST
   PORTFOLIO                                      DREYFUS VARIABLE
  (CONTINUED)                                      INVESTMENT FUNDS                        FEDERATED INSURANCE SERIES
-------------                                -----------------------------  --------------------------------------------------------
                   DREYFUS
                  SOCIALLY        DREYFUS                                      HIGH                     INTERNATIONAL
     MONEY       RESPONSIBLE       STOCK       DISCIPLINED  INTERNATIONAL     INCOME      INTERNATIONAL     SMALL
     MARKET        GROWTH          INDEX          STOCK         VALUE         BOND II       EQUITY II    COMPANY II     UTILITY II
------------------------------------------------------------------------------------------------------------------------------------
$    842,289    $   17,171     $   610,457    $     22,145  $     51,998   $  1,085,667   $        --    $        --   $   343,834

     839,598       121,084         593,054          54,735        69,887        143,863        42,731            949        64,822
     100,752        14,530          71,167           6,568         8,386         17,264         5,128            114         7,779
------------------------------------------------------------------------------------------------------------------------------------
     940,350       135,614         664,221          61,303        78,273        161,127        47,859          1,063        72,601
------------------------------------------------------------------------------------------------------------------------------------
     (98,061)     (118,443)        (53,764)        (39,158)      (26,275)       924,540       (47,859)        (1,063)      271,233
------------------------------------------------------------------------------------------------------------------------------------

          --    (3,203,103)    (13,083,430)     (1,831,753)     (312,774)    (1,125,038)   (2,782,267)        (2,416)   (2,628,082)

          --            --              --              --            --             --            --             --            --

          --            --              --              --            --             --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
          --    (3,203,103)    (13,083,430)     (1,831,753)     (312,774)    (1,125,038)   (2,782,267)        (2,416)   (2,628,082)
------------------------------------------------------------------------------------------------------------------------------------

          --      (256,509)       (734,816)        250,163      (516,668)       205,856     1,780,815        (12,551)      705,302
------------------------------------------------------------------------------------------------------------------------------------
$    (98,061)  $(3,578,055)   $(13,872,010)   $ (1,620,748) $   (855,717)  $      5,358   $(1,049,311)  $    (16,030) $ (1,651,547)
====================================================================================================================================


====================================================================================================================================

    CONSECO
     SERIES
     TRUST
   PORTFOLIO                                      DREYFUS VARIABLE
  (CONTINUED)                                      INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES
-------------                                -----------------------------  --------------------------------------------------------
                   DREYFUS
                  SOCIALLY        DREYFUS                                      HIGH                     INTERNATIONAL
     MONEY       RESPONSIBLE       STOCK       DISCIPLINED  INTERNATIONAL     INCOME      INTERNATIONAL     SMALL
     MARKET        GROWTH          INDEX          STOCK         VALUE         BOND II       EQUITY II    COMPANY II     UTILITY II
------------------------------------------------------------------------------------------------------------------------------------
$    (98,061)  $  (118,443)   $    (53,764)   $    (39,158) $    (26,275)  $    924,540   $   (47,859)  $     (1,063)  $   271,233
          --    (3,203,103)    (13,083,430)     (1,831,753)     (312,774)    (1,125,038)   (2,782,267)        (2,416)   (2,628,082)

          --      (256,509)       (734,816)        250,163      (516,668)       205,856     1,780,815        (12,551)      705,302
------------------------------------------------------------------------------------------------------------------------------------
     (98,061)   (3,578,055)    (13,872,010)     (1,620,748)     (855,717)         5,358    (1,049,311)       (16,030)   (1,651,547)
------------------------------------------------------------------------------------------------------------------------------------

   9,401,986       136,471       1,469,159         298,468       252,511        141,611        56,992         10,728       147,136
 (36,867,769)   (1,864,569)    (10,763,270)     (1,432,662)   (1,454,951)    (4,526,127)     (712,885)        (3,032)   (1,405,796)
   3,977,087    (1,840,529)     (1,484,406)         15,371     3,276,490      3,891,143       516,200         91,592     2,351,838
------------------------------------------------------------------------------------------------------------------------------------

 (23,488,696)   (3,568,627)    (10,778,517)     (1,118,823)    2,074,050       (493,373)     (139,693)        99,288     1,093,178
------------------------------------------------------------------------------------------------------------------------------------
 (23,586,757)   (7,146,682)    (24,650,527)     (2,739,571)    1,218,333       (488,015)   (1,189,004)        83,258      (558,369)
------------------------------------------------------------------------------------------------------------------------------------
  73,465,630    13,414,400      62,166,215       5,508,662     3,280,267     12,989,758     4,051,863         41,142     6,001,524
------------------------------------------------------------------------------------------------------------------------------------
$ 49,878,873   $ 6,267,718    $ 37,515,688   $   2,769,091  $  4,498,600   $ 12,501,743   $ 2,862,859   $    124,400   $ 5,443,155
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                 FIRST AMERICAN                       INVESCO VARIABLE
                                                             INSURANCE PORTFOLIOS                     INVESTMENT FUNDS
                                                          -----------------------------   ------------------------------------------
                                                              LARGE CAP      MID CAP          CORE        FINANCIAL       HEALTH
                                                               GROWTH         GROWTH         EQUITY       SERVICES       SCIENCES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ....................................  $          5    $        --   $    58,515   $     12,857   $        --
Expenses:
   Mortality and expense risk fees .......................           507          1,898        63,606         41,883        26,228
   Administrative fees ...................................            61            228         7,633          5,026         3,147
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................           568          2,126        71,239         46,909        29,375
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................          (563)        (2,126)      (12,724)       (34,052)      (29,375)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ....................................       (11,915)       (58,519)     (893,422)      (305,938)     (323,201)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ................            --             --            --             --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................            --             --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................       (11,915)       (58,519)     (893,422)      (305,938)     (323,201)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................        (2,848)          (440)     (430,769)      (264,770)     (352,250)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................   $   (15,326)   $   (61,085)  $(1,336,915)   $  (604,760)  $  (704,826)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                 FIRST AMERICAN                       INVESCO VARIABLE
                                                             INSURANCE PORTFOLIOS                     INVESTMENT FUNDS
                                                          ------------------------------   -----------------------------------------
                                                              LARGE CAP      MID CAP          CORE        FINANCIAL       HEALTH
                                                               GROWTH         GROWTH         EQUITY       SERVICES       SCIENCES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $       (563)  $     (2,126)  $   (12,724)  $    (34,052)   $  (29,375)
   Net realized gain (loss) on investments in
     portfolio shares ....................................       (11,915)       (58,519)     (893,422)      (305,938)     (323,201)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................        (2,848)          (440)     (430,769)      (264,770)     (352,250)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................       (15,326)       (61,085)   (1,336,915)      (604,760)     (704,826)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................        12,749         37,768       233,012        234,910       259,802
   Contract redemptions ..................................       (15,628)      (135,103)   (1,716,135)      (633,488)     (213,631)
   Net transfers .........................................        57,979        250,630       304,373       (786,921)   (1,727,492)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............        55,100        153,295    (1,178,750)    (1,185,499)   (1,681,321)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............        39,774         92,210    (2,515,665)    (1,790,259)   (2,386,147)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................        22,008         40,544     5,888,339      3,718,387     3,790,160
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .........................  $     61,782   $    132,754   $ 3,372,674   $  1,928,128  $  1,404,013
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                  LAZARD
                                                                                                                RETIREMENT
                                                                                                                  SERIES
         INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)              JANUS ASPEN SERIES PORTFOLIOS               PORTFOLIOS
----------------------------------------------------------  -------------------------------------------  ---------------------------
                 REAL ESTATE                    TELECOM-     AGGRESSIVE                     WORLDWIDE
   HIGH YIELD    OPPORTUNITY    TECHNOLOGY    MUNICATIONS      GROWTH         GROWTH         GROWTH        EQUITY        SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------


$    344,496   $    21,259    $         --    $         --  $         --   $         --  $    301,484   $      1,317   $        --

      47,934        15,697           7,057           1,199       338,021        532,370       472,865         22,272       200,804
       5,752         1,884             847             144        40,563         63,884        56,744          2,673        24,097
------------------------------------------------------------------------------------------------------------------------------------
      53,686        17,581           7,904           1,343       378,584        596,254       529,609         24,945       224,901
------------------------------------------------------------------------------------------------------------------------------------
     290,810         3,678          (7,904)         (1,343)     (378,584)      (596,254)     (228,125)       (23,628)     (224,901)
------------------------------------------------------------------------------------------------------------------------------------

  (1,555,703)      (23,360)       (187,919)       (113,431)  (31,292,741)   (24,247,957)  (13,661,866)      (426,336)     (620,112)

          --            --              --              --            --             --            --             --        61,367

          --            --              --              --            --             --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
  (1,555,703)      (23,360)       (187,919)       (113,431)  (31,292,741)   (24,247,957)  (13,661,866)      (426,336)     (558,745)
------------------------------------------------------------------------------------------------------------------------------------

   1,074,030       (27,300)       (208,783)         17,398    21,076,611     10,691,071     1,832,044         53,737    (3,218,717)
------------------------------------------------------------------------------------------------------------------------------------
$   (190,863)  $   (46,982)   $   (404,606)   $    (97,376) $(10,594,714)  $(14,153,140) $(12,057,947)  $   (396,227)  $(4,002,363)
====================================================================================================================================


===================================================================================================================================

                                                                                                                  LAZARD
                                                                                                                RETIREMENT
                                                                                                                  SERIES
         INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)              JANUS ASPEN SERIES PORTFOLIOS               PORTFOLIOS
----------------------------------------------------------  --------------------------------------------  --------------------------
                 REAL ESTATE                    TELECOM-     AGGRESSIVE                     WORLDWIDE
   HIGH YIELD    OPPORTUNITY    TECHNOLOGY    MUNICATIONS      GROWTH         GROWTH         GROWTH        EQUITY        SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------


 $    290,810   $     3,678   $     (7,904)   $     (1,343) $   (378,584)  $   (596,254)  $  (228,125)  $    (23,628)  $  (224,901)
  (1,555,703)      (23,360)       (187,919)       (113,431)  (31,292,741)   (24,247,957)  (13,661,866)      (426,336)     (558,745)

   1,074,030       (27,300)       (208,783)         17,398    21,076,611     10,691,071     1,832,044         53,737    (3,218,717)
------------------------------------------------------------------------------------------------------------------------------------
    (190,863)      (46,982)       (404,606)        (97,376)  (10,594,714)   (14,153,140)  (12,057,947)      (396,227)   (4,002,363)
------------------------------------------------------------------------------------------------------------------------------------

     172,629         7,316         249,781          24,937       835,533        997,823       968,200         17,363       536,158
    (962,219)     (451,580)        (58,992)         (1,587)   (5,650,162)    (9,358,243)   (7,827,359)      (501,204)   (3,947,511)
    (962,281)    2,135,984         106,122         (65,519)   (4,285,854)    (4,993,250)   (7,832,934)       (99,611)    2,693,201
------------------------------------------------------------------------------------------------------------------------------------

  (1,751,871)    1,691,720         296,911         (42,169)   (9,100,483)   (13,353,670)  (14,692,093)      (583,452)     (718,152)
------------------------------------------------------------------------------------------------------------------------------------
  (1,942,734)    1,644,738        (107,695)       (139,545)  (19,695,197)   (27,506,810)  (26,750,040)      (979,679)   (4,720,515)
------------------------------------------------------------------------------------------------------------------------------------
   5,134,483       303,126         663,682         164,655    39,174,251     56,922,278    51,552,677      2,208,546    14,930,605
------------------------------------------------------------------------------------------------------------------------------------
$  3,191,749   $ 1,947,864    $    555,987    $     25,110  $ 19,479,054   $ 29,415,468   $24,802,637   $  1,228,867  $ 10,210,090
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                                                                          PIONEER
                                                                                        NEUBERGER BERMAN                 VARIABLE
                                                                LORD                   ADVISERS MANAGEMENT               CONTRACTS
                                                               ABBETT                   TRUST PORTFOLIOS                   TRUST
                                                               SERIES       ---------------------------------------   --------------
                                                                FUND          LIMITED
                                                               GROWTH        MATURITY        MIDCAP                       EQUITY
                                                             AND INCOME        BOND          GROWTH       PARTNERS        INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Investment income:
   Income dividends from investments in
     portfolio shares ....................................  $    113,651    $   800,226   $        --   $     28,560    $   52,683
Expenses:
   Mortality and expense risk fees .......................       277,779        246,896         5,689         63,264        29,766
   Administrative fees ...................................        33,333         29,628           683          7,592         3,572
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................       311,112        276,524         6,372         70,856        33,338
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................      (197,461)       523,702        (6,372)       (42,296)       19,345
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................    (1,343,969)       164,055      (163,874)    (1,780,311)     (505,477)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ................            --             --            --             --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................         2,540             --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................    (1,341,429)       164,055      (163,874)    (1,780,311)     (505,477)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................    (3,519,778)        64,646       (31,402)        22,816       (70,572)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................  $ (5,058,668)   $   752,403   $  (201,648)  $ (1,799,791)   $ (556,704)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                                                                          PIONEER
                                                                                        NEUBERGER BERMAN                 VARIABLE
                                                                LORD                   ADVISERS MANAGEMENT               CONTRACTS
                                                               ABBETT                   TRUST PORTFOLIOS                   TRUST
                                                               SERIES      ----------------------------------------    -------------
                                                                FUND          LIMITED
                                                               GROWTH        MATURITY        MIDCAP                       EQUITY
                                                             AND INCOME        BOND          GROWTH       PARTNERS        INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)........................  $   (197,461)  $    523,702   $    (6,372)  $    (42,296)  $    19,345
   Net realized gain (loss) on investments in
     portfolio shares.....................................    (1,341,429)       164,055      (163,874)    (1,780,311)     (505,477)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares...................    (3,519,778)        64,646       (31,402)        22,816       (70,572)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations..................................    (5,058,668)       752,403      (201,648)    (1,799,791)     (556,704)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................       875,947        581,884        80,847       (110,386)      172,097
   Contract redemptions...................................    (4,644,578)    (5,032,622)      (94,382)    (2,320,211)   (1,081,065)
   Net transfers..........................................     3,546,774      8,236,462       232,176        778,466       680,371
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions...............      (221,857)     3,785,724       218,641     (1,652,131)     (228,597)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets..............    (5,280,525)     4,538,127        16,993     (3,451,922)     (785,301)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...........................    24,446,222     16,146,705       380,814      6,102,566     2,185,537
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period..........................  $ 19,165,697   $ 20,684,832   $   397,807   $  2,650,644  $  1,400,236
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                           STRONG
                                                                                                          VARIABLE
       PIONEER VARIABLE                                                                                   INSURANCE
  CONTRACTS TRUST (CONTINUED)             RYDEX VARIABLE TRUST                 SELIGMAN PORTFOLIOS          FUNDS
------------------------------  ---------------------------------------  ----------------------------   -------------
                                                                U.S.
                                                             GOVERNMENT   COMMUNICATIONS                                  STRONG
                                                                MONEY           AND          GLOBAL        MID CAP      OPPORTUNITY
     EUROPE         FUND           NOVA            OTC         MARKET       INFORMATION    TECHNOLOGY     GROWTH II       FUND II
------------------------------------------------------------------------------------------------------------------------------------



$         --   $    11,180    $    387,105   $          --  $      5,050   $         --   $        --    $        --  $     55,559

       1,242        17,304          44,790          82,094        15,729         63,175        18,111        206,360       200,282
         149         2,077           5,375           9,851         1,887          7,581         2,173         24,763        24,034
------------------------------------------------------------------------------------------------------------------------------------
       1,391        19,381          50,165          91,945        17,616         70,756        20,284        231,123       224,316
------------------------------------------------------------------------------------------------------------------------------------
      (1,391)       (8,201)        336,940         (91,945)      (12,566)       (70,756)      (20,284)      (231,123)     (168,757)
------------------------------------------------------------------------------------------------------------------------------------

     (13,767)     (210,258)     (2,739,136)     (2,980,633)           --     (3,555,844)     (948,467)   (16,746,871)   (5,842,645)

          --            --              --              --            --             --            --             --            --

          --            --              --              --            --             --            --             --       247,147
------------------------------------------------------------------------------------------------------------------------------------
     (13,767)     (210,258)     (2,739,136)     (2,980,633)           --     (3,555,844)     (948,467)   (16,746,871)   (5,595,498)
------------------------------------------------------------------------------------------------------------------------------------

      (6,552)     (161,235)       (136,483)     (1,026,981)           --        520,282       339,281      8,217,016      (251,740)
------------------------------------------------------------------------------------------------------------------------------------
$    (21,710)  $  (379,694)   $ (2,538,679)   $ (4,099,559) $    (12,566)  $ (3,106,318)  $  (629,470)  $ (8,760,978) $ (6,015,995)
====================================================================================================================================


====================================================================================================================================

                                                                                                           STRONG
                                                                                                          VARIABLE
       PIONEER VARIABLE                                                                                   INSURANCE
  CONTRACTS TRUST (CONTINUED)             RYDEX VARIABLE TRUST                 SELIGMAN PORTFOLIOS          FUNDS
------------------------------    -------------------------------------   ----------------------------   -----------
                                                                 U.S.
                                                             GOVERNMENT   COMMUNICATIONS                                  STRONG
                                                                MONEY           AND          GLOBAL        MID CAP      OPPORTUNITY
     EUROPE         FUND           NOVA            OTC         MARKET       INFORMATION    TECHNOLOGY     GROWTH II       FUND II
------------------------------------------------------------------------------------------------------------------------------------


$     (1,391)  $    (8,201)   $    336,940    $    (91,945)  $   (12,566)  $    (70,756)  $   (20,284)  $   (231,123)  $  (168,757)
     (13,767)     (210,258)     (2,739,136)     (2,980,633)           --     (3,555,844)     (948,467)   (16,746,871)   (5,595,498)

      (6,552)     (161,235)       (136,483)     (1,026,981)           --        520,282       339,281      8,217,016      (251,740)
------------------------------------------------------------------------------------------------------------------------------------
     (21,710)     (379,694)     (2,538,679)     (4,099,559)      (12,566)    (3,106,318)     (629,470)    (8,760,978)   (6,015,995)
------------------------------------------------------------------------------------------------------------------------------------

       5,526       130,409         277,725         542,309       483,319        278,578        59,923        516,517       769,780
     (29,938)     (713,214)       (863,673)     (1,252,720)     (804,369)    (1,060,115)     (256,858)    (3,194,203)   (3,267,022)
      14,468       393,704      (3,020,193)      2,999,456     2,496,310     (1,805,225)     (262,254)    (1,629,668)    2,586,559
------------------------------------------------------------------------------------------------------------------------------------

      (9,944)     (189,101)     (3,606,141)      2,289,045     2,175,260     (2,586,762)     (459,189)    (4,307,354)       89,317
------------------------------------------------------------------------------------------------------------------------------------
     (31,654)     (568,795)     (6,144,820)     (1,810,514)    2,162,694     (5,693,080)   (1,088,659)   (13,068,332)   (5,926,678)
------------------------------------------------------------------------------------------------------------------------------------
      81,757     1,498,963       7,646,883       8,395,638       173,780      8,031,902     2,126,275     21,987,518    17,730,079
------------------------------------------------------------------------------------------------------------------------------------
$     50,103   $   930,168    $  1,502,063    $  6,585,124  $  2,336,474   $  2,338,822   $ 1,037,616   $  8,919,186  $ 11,803,401
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                LEVCO                          VAN ECK WORLDWIDE
                                                            SERIES TRUST                      INSURANCE TRUST FUNDS
                                                         -----------------   -------------------------------------------------------
                                                                LEVIN
                                                               MID CAP                      EMERGING        HARD           REAL
                                                              VALUE(a)         BOND          MARKETS       ASSETS         ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...    $     --    $        --   $    13,686    $     6,589     $  88,370
Expenses:
   Mortality and expense risk fees .........................          47         40,666        83,587         28,926        41,664
   Administrative fees .....................................           6          4,880        10,030          3,471         5,000
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................          53         45,546        93,617         32,397        46,664
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................         (53)       (45,546)      (79,931)       (25,808)       41,706
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................        (234)       199,991    (1,419,124)       152,106         5,473
   Net realized short-term capital gain distributions
     from investments in portfolio shares ..................          --             --            --             --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................          --             --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................        (234)       199,991    (1,419,124)       152,106         5,473
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................        (216)       370,190       910,678       (174,187)     (315,943)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................    $   (503)   $   524,635   $  (588,377)   $   (47,889)   $ (268,764)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                LEVCO                          VAN ECK WORLDWIDE
                                                            SERIES TRUST                      INSURANCE TRUST FUNDS
                                                          ----------------   -------------------------------------------------------
                                                               LEVIN
                                                               MID CAP                      EMERGING        HARD           REAL
                                                               VALUE(a)         BOND          MARKETS       ASSETS         ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $        (53)  $    (45,546)  $   (79,931)  $    (25,808)   $   41,706
   Net realized gain (loss) on investments in
     portfolio shares.....................................          (234)       199,991    (1,419,124)       152,106         5,473
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares...................          (216)       370,190       910,678       (174,187)     (315,943)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................          (503)       524,635      (588,377)       (47,889)     (268,764)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................            --         47,851        68,654        121,941       162,727
   Contract redemptions...................................        (2,008)      (754,472)   (1,478,889)    (1,398,052)     (883,003)
   Net transfers..........................................        13,744      4,277,071     1,863,349      2,380,132    (1,709,469)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions...............        11,736      3,570,450       453,114      1,104,021    (2,429,745)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets..............        11,233      4,095,085      (135,263)     1,056,132    (2,698,509)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...........................            --      1,427,959     4,617,715        862,984     4,969,012
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .........................  $     11,233   $  5,523,044   $ 4,482,452   $  1,919,116  $  2,270,503
====================================================================================================================================

Notes:

(a)  For the period 6/24/02 (commencement of operations) through 12/31/02.


   The accompanying notes are an integral part of these financial statements.

========================================================================

        INTEREST ADJUSTMENT ACCOUNTS
-----------------------------------------                  ------------

                                                             COMBINED
     1 YEAR        3 YEAR       5 YEAR                        TOTAL
-----------------------------------------                  ------------



 $        --    $       --    $        --                  $  9,572,658

          --            --             --                     8,307,558
          --            --             --                       996,913
-----------------------------------------                  ------------
          --            --             --                     9,304,471
-----------------------------------------                  ------------
          --            --             --                       268,187
-----------------------------------------                  ------------

          --            --             --                  (216,248,721)

          --            --             --                     2,557,524

          --            --             --                       452,196
-----------------------------------------                  ------------
          --            --             --                  (213,239,001)

          --            --             --                    50,327,277
-----------------------------------------                  ------------
  $       --    $       --    $        --                 $(162,643,537)
=========================================                  ============





================================================================================

        INTEREST ADJUSTMENT ACCOUNTS
-----------------------------------------                 -------------

                                                             COMBINED
     1 YEAR        3 YEAR         5 YEAR                       TOTAL
-----------------------------------------                 -------------


$         --    $       --    $        --                 $     268,187
          --            --             --                  (213,239,001)

          --            --             --                    50,327,277
-----------------------------------------                 -------------
          --            --             --                  (162,643,537)
-----------------------------------------                 -------------

      29,576         1,288         13,333                    30,250,789
    (373,456)      (49,208)        (3,673)                 (187,688,567)
   1,019,206           --         (12,545)                   (9,246,372)
-----------------------------------------                 -------------

     675,326       (47,920)        (2,885)                 (166,684,150)
-----------------------------------------                 -------------
     675,326       (47,920)        (2,885)                 (329,327,687)
-----------------------------------------                 -------------
     631,485        47,920         51,656                   827,697,649
-----------------------------------------                 -------------
 $ 1,306,811   $       --    $     48,771                 $ 498,369,962
=========================================                 =============

CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                              THE ALGER AMERICAN FUNDS                    SERIES
                                                          ---------------------------------------------------------- ---------------
                                                                           LEVERAGED       MIDCAP         SMALL         GROWTH AND
                                                             GROWTH         ALLCAP         GROWTH    CAPITALIZATION   INCOME (a) (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
     investments in portfolio shares .....................  $     99,728   $         --   $ 2,045,956   $      4,974   $        --
Expenses:
   Mortality and expense risk fees .......................       527,256        528,917       363,136        112,650         4,202
   Administrative fees ...................................        63,271         63,470        43,576         13,518           504
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................       590,527        592,387       406,712        126,168         4,706
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................      (490,799)      (592,387)    1,639,244       (121,194)       (4,706)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ....................................    (4,147,870)    (7,035,877)  (15,368,959)    (2,868,979)       10,961
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................     5,407,806      1,572,064    10,079,620             --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................     1,259,936     (5,463,813)   (5,289,339)    (2,868,979)       10,961
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................    (7,366,429)    (3,290,928)      368,165       (703,284)       36,241
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................  $ (6,597,292)   $(9,347,128) $ (3,281,930) $  (3,693,457)   $   42,496
------------------------------------------------------------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                              THE ALGER AMERICAN FUNDS                    SERIES
-------------------------------------------------------------------------------------------------------------------   --------------
                                                                             LEVERAGED       MIDCAP         SMALL       GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION INCOME (a) (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $   (490,799)  $   (592,387)  $ 1,639,244   $   (121,194)  $    (4,706)
   Net realized gain (loss) on investments in
     portfolio shares ....................................     1,259,936    (5,463,813)    (5,289,339)    (2,868,979)       10,961
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................    (7,366,429)    (3,290,928)      368,165       (703,284)       36,241
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................    (6,597,292)    (9,347,128)   (3,281,930)    (3,693,457)       42,496
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................     5,471,691     5,994,222      5,040,873      1,366,982         5,608
   Contract redemptions ..................................    (4,929,319)    (3,611,686)   (3,254,689)      (855,221)      (25,651)
   Net transfers .........................................    (2,827,118)    (4,246,118)   (3,144,467)     5,501,670     1,467,786
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............    (2,284,746)    (1,863,582)   (1,358,283)     6,013,431     1,447,743
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............    (8,882,038)   (11,210,710)   (4,640,213)     2,319,974     1,490,239
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................    47,589,360     50,150,778    36,969,145     11,500,915            --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .........................  $ 38,707,322   $ 38,940,068   $ 32,328,932  $ 13,820,889   $ 1,490,239
------------------------------------------------------------------------------------------------------------------------------------

Notes:

(a) For the period October 26, 2001 (commencement of operations) to December 31, 2001.
(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Products Series Growth and Income Fund, which is not open to new investors.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================


              AMERICAN CENTURY                                                                                            BRINSON
             VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST                       SERIES
-------------------------------------------   -----------------------------------------------------------------------      TRUST
   INCOME AND                                                                LARGE CAP         NEW      SMALL COMPANY   GROWTH AND
     GROWTH     INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH       GENERATION      GROWTH       INCOME (b)
------------------------------------------------------------------------------------------------------------------------------------



$    119,422   $     8,131    $    277,843   $          --  $      6,861   $    104,297   $        --   $    122,916   $   186,393

     176,597       108,208         365,727          57,927         8,992        338,745        12,729        159,982        14,897
      21,192        12,985          43,887           6,951         1,079         40,649         1,527         19,198         1,788
------------------------------------------------------------------------------------------------------------------------------------
     197,789       121,193         409,614          64,878        10,071        379,394        14,256        179,180        16,685
------------------------------------------------------------------------------------------------------------------------------------
     (78,367)     (113,062)       (131,771)        (64,878)       (3,210)      (275,097)      (14,256)       (56,264)      169,708
------------------------------------------------------------------------------------------------------------------------------------

  (1,126,807)   (1,888,045)      2,058,734      (1,181,075)     (130,277)    (3,609,809)     (801,663)    (3,892,675)     (665,844)

          --       897,792              --              --        44,911             --            --             --       345,346
------------------------------------------------------------------------------------------------------------------------------------
  (1,126,807)     (990,253)      2,058,734      (1,181,075)      (85,366)    (3,609,809)     (801,663)    (3,892,675)     (320,498)
------------------------------------------------------------------------------------------------------------------------------------

    (599,813)   (2,303,030)        959,274        (798,112)     (101,430)    (6,536,471)       38,796     (2,134,688)       17,660
------------------------------------------------------------------------------------------------------------------------------------
$ (1,804,987) $ (3,406,345)   $  2,886,237    $ (2,044,065) $   (190,006) $ (10,421,377)  $  (777,123)  $ (6,083,627)  $  (133,130)
====================================================================================================================================


====================================================================================================================================


              AMERICAN CENTURY                                                                                            BRINSON
             VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST                       SERIES
-------------------------------------------   -----------------------------------------------------------------------      TRUST
   INCOME AND                                                                LARGE CAP         NEW      SMALL COMPANY   GROWTH AND
     GROWTH     INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH       GENERATION      GROWTH       INCOME (b)
------------------------------------------------------------------------------------------------------------------------------------


$    (78,367)  $  (113,062)   $   (131,771)   $    (64,878) $     (3,210)  $   (275,097)  $   (14,256)  $    (56,264)   $  169,708
  (1,126,807)     (990,253)      2,058,734      (1,181,075)      (85,366)    (3,609,809)     (801,663)    (3,892,675)     (320,498)

    (599,813)   (2,303,030)        959,274        (798,112)     (101,430)    (6,536,471)       38,796     (2,134,688)       17,660
------------------------------------------------------------------------------------------------------------------------------------
  (1,804,987)   (3,406,345)      2,886,237      (2,044,065)     (190,006)   (10,421,377)     (777,123)    (6,083,627)     (133,130)
------------------------------------------------------------------------------------------------------------------------------------

   1,925,949     1,826,621       4,492,192       1,393,948        66,761      5,819,294       531,830      3,022,496       197,455
  (1,328,598)   (1,011,927)     (2,496,167)       (429,954)     (100,926)    (2,544,785)      (98,472)    (1,278,932)     (149,327)
    (992,931)   (1,205,444)     11,591,782        (603,524)         (306)    (9,229,929)      127,669       (672,381)     (899,604)
------------------------------------------------------------------------------------------------------------------------------------

    (395,580)     (390,750)     13,587,807         360,470       (34,471)    (5,955,420)      561,027      1,071,183      (851,476)
------------------------------------------------------------------------------------------------------------------------------------
  (2,200,567)   (3,797,095)     16,474,044      (1,683,595)     (224,477)   (16,376,797)     (216,096)    (5,012,444)     (984,606)
------------------------------------------------------------------------------------------------------------------------------------
  14,032,527    10,968,504      19,731,057       6,076,212       877,452     37,372,253     1,254,197     17,147,035       984,606
------------------------------------------------------------------------------------------------------------------------------------
$ 11,831,960   $ 7,171,409    $ 36,205,101    $  4,392,617  $    652,975   $ 20,995,456   $ 1,038,101   $ 12,134,591    $       --
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                 CONSECO SERIES TRUST PORTFOLIOS
                                                          --------------------------------------------------------------------------


                                                                              CONSECO                       FIXED       GOVERNMENT
                                                              BALANCED       20 FOCUS        EQUITY        INCOME       SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ................  $    967,197   $         --   $   144,550   $  1,423,747   $   798,967
Expenses:
   Mortality and expense risk fees .......................       376,023         34,559       256,331        298,060       218,463
   Administrative fees ...................................        45,123          4,147        30,760         35,767        26,216
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................       421,146         38,706       287,091        333,827       244,679
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................       546,051        (38,706)     (142,541)     1,089,920       554,288
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ....................................    (1,132,280)    (1,435,040)   (3,885,502)       504,629       516,302
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................            --             --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................    (1,132,280)    (1,435,040)   (3,885,502)       504,629       516,302
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ....................    (2,046,092)       873,501     1,046,214       (452,676)     (448,410)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ....................................  $ (2,632,321)   $  (600,245) $ (2,981,829)  $  1,141,873   $   622,180
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                 CONSECO SERIES TRUST PORTFOLIOS
                                                          --------------------------------------------------------------------------


                                                                              CONSECO                       FIXED       GOVERNMENT
                                                              BALANCED       20 FOCUS        EQUITY        INCOME       SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)........................  $    546,051   $    (38,706)  $  (142,541)  $  1,089,920   $   554,288
   Net realized gain (loss) on investments in
     portfolio shares.....................................    (1,132,280)    (1,435,040)   (3,885,502)       504,629       516,302
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares...................    (2,046,092)       873,501     1,046,214       (452,676)     (448,410)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations..................................    (2,632,321)      (600,245)   (2,981,829)     1,141,873       622,180
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................     7,823,083        854,881     4,462,747      6,804,317     5,153,874
   Contract redemptions...................................    (3,264,606)      (244,810)   (2,296,044)    (2,902,143)   (1,758,088)
   Net transfers..........................................       818,029        (79,829)   (5,607,595)    12,990,190     7,104,859
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions...............     5,376,506        530,242    (3,440,892)    16,892,364    10,500,645
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets..............     2,744,185        (70,003)   (6,422,721)    18,034,237    11,122,825
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...........................    26,501,059      2,308,265    28,886,589     14,264,623    10,519,607
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period......................  $ 29,245,244   $  2,238,262   $ 22,463,868  $ 32,298,860  $ 21,642,432
------------------------------------------------------------------------------------------------------------------------------------

Notes:

(a) For the period May 1, 2001  (commencement  of  operations)  to December  31,
    2001.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

     CONSECO SERIES TRUST                                         DREYFUS VARIABLE
    PORTFOLIOS (CONTINUED)                                        INVESTMENT FUNDS               FEDERATED INSURANCE SERIES
----------------------------                               -------------------------------  ----------------------------------------
                                  DREYFUS
                                 SOCIALLY        DREYFUS                                      HIGH                     INTERNATIONAL
      HIGH          MONEY       RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL     INCOME     INTERNATIONAL      SMALL
      YIELD        MARKET         GROWTH          INDEX         STOCK          VALUE         BOND II      EQUITY II   COMPANY II (a)
------------------------------------------------------------------------------------------------------------------------------------



$    500,441  $  2,672,472     $    10,037    $   660,554   $    23,705    $   43,735    $  1,629,566   $    300,583     $      --

      55,747       903,521         214,472         757,155        71,253         40,670       159,591         60,771           213
       6,690       108,422          25,737          90,859         8,550          4,880        19,151          7,292            26
------------------------------------------------------------------------------------------------------------------------------------
      62,437     1,011,943         240,209         848,014        79,803         45,550       178,742         68,063           239
------------------------------------------------------------------------------------------------------------------------------------
     438,004     1,660,529        (230,172)       (187,460)      (56,098)        (1,815)    1,450,824        232,520          (239)
------------------------------------------------------------------------------------------------------------------------------------

    (103,015)           --      (1,337,423)     (2,615,180)     (983,096)      (422,116)   (3,252,443)    (1,045,356)         (258)

          --            --              --         325,888            --             --            --        387,413            --
------------------------------------------------------------------------------------------------------------------------------------
    (103,015)           --      (1,337,423)     (2,289,292)     (983,096)      (422,116)   (3,252,443)      (657,943)         (258)
------------------------------------------------------------------------------------------------------------------------------------

    (298,201)           --      (3,661,829)     (7,429,576)      110,174       (173,204)    1,256,093     (1,480,694)       (4,812)
------------------------------------------------------------------------------------------------------------------------------------
$     36,788   $ 1,660,529    $ (5,229,424)   $ (9,906,328)  $  (929,020)  $   (597,135)  $  (545,526)  $ (1,906,117)    $  (5,309)
====================================================================================================================================


====================================================================================================================================

     CONSECO SERIES TRUST                                         DREYFUS VARIABLE
    PORTFOLIOS (CONTINUED)                                        INVESTMENT FUNDS               FEDERATED INSURANCE SERIES
---------------------------                                ------------------------------  -----------------------------------------
                                  DREYFUS
                                 SOCIALLY        DREYFUS                                      HIGH                     INTERNATIONAL
      HIGH          MONEY       RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL     INCOME     INTERNATIONAL      SMALL
      YIELD        MARKET         GROWTH          INDEX         STOCK          VALUE         BOND II      EQUITY II   COMPANY II (a)
------------------------------------------------------------------------------------------------------------------------------------


$    438,004   $ 1,660,529    $   (230,172)   $   (187,460) $    (56,098)  $     (1,815)  $ 1,450,824   $    232,520     $    (239)
    (103,015)           --     ( 1,337,423)     (2,289,292)     (983,096)      (422,116)   (3,252,443)      (657,943)         (258)

    (298,201)           --      (3,661,829)     (7,429,576)      110,174       (173,204)    1,256,093     (1,480,694)       (4,812)
------------------------------------------------------------------------------------------------------------------------------------
      36,788     1,660,529      (5,229,424)     (9,906,328)     (929,020)      (597,135)     (545,526)    (1,906,117)       (5,309)
------------------------------------------------------------------------------------------------------------------------------------

   2,329,324    37,396,022       1,640,103       8,146,251     1,181,110        489,316     1,444,675        816,458        14,116
    (161,960)  (14,982,970)     (2,378,735)     (5,946,909)     (745,400)      (250,391)   (1,541,336)      (412,406)         (150)
    (296,779)   (4,633,769)     (2,584,535)      2,992,006      (586,029)     1,650,934     3,509,632       (754,397)       32,485
------------------------------------------------------------------------------------------------------------------------------------

   1,870,585    17,779,283      (3,323,167)      5,191,348      (150,319)     1,889,859     3,412,971       (350,345)       46,451
------------------------------------------------------------------------------------------------------------------------------------
   1,907,373    19,439,812      (8,552,591)     (4,714,980)   (1,079,339)     1,292,724     2,867,445     (2,256,462)       41,142
------------------------------------------------------------------------------------------------------------------------------------
   3,215,378    54,025,818      21,966,991      66,881,195     6,588,001      1,987,543    10,122,313      6,308,325            --
------------------------------------------------------------------------------------------------------------------------------------
$  5,122,751  $ 73,465,630    $ 13,414,400    $ 62,166,215  $  5,508,662   $  3,280,267   $12,989,758   $  4,051,863     $  41,142
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                             FEDERATED
                                                             INSURANCE
                                                               SERIES             FIRST AMERICAN              INVESCO VARIABLE
                                                             (CONTINUED)       INSURANCE PORTFOLIOS           INVESTMENT FUNDS
                                                           --------------  ---------------------------  ----------------------------
                                                                             LARGE CAP       MID CAP       EQUITY        FINANCIAL
                                                             UTILITY II     GROWTH (a)     GROWTH (a)    INCOME (b)     SERVICES (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
     investments in portfolio shares .....................  $    231,691   $         --   $        --   $     79,128    $   14,465
Expenses:
   Mortality and expense risk fees .......................        86,056            288            55         74,064        17,430
   Administrative fees ...................................        10,327             34             7          8,888         2,092
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................        96,383            322            62         82,952        19,522
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................       135,308           (322)          (62)        (3,824)       (5,057)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ....................................      (827,994)           (96)          (14)      (459,062)      (52,097)
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................            --             --            --          5,985           726
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................      (827,994)           (96)          (14)      (453,077)      (51,371)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................      (441,469)         1,619          (159)      (146,932)      (43,723)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ...............................  $ (1,134,155)   $     1,201   $      (235)  $   (603,833)   $ (100,151)
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                             FEDERATED
                                                             INSURANCE
                                                               SERIES             FIRST AMERICAN              INVESCO VARIABLE
                                                             (CONTINUED)       INSURANCE PORTFOLIOS           INVESTMENT FUNDS
                                                           -------------  ----------------------------  ----------------------------
                                                                             LARGE CAP       MID CAP       EQUITY        FINANCIAL
                                                             UTILITY II     GROWTH (a)     GROWTH (a)    INCOME (b)     SERVICES (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $    135,308   $       (322)  $       (62)  $     (3,824)   $   (5,057)
   Net realized gain (loss) on investments in
     portfolio shares ....................................      (827,994)           (96)          (14)      (453,077)      (51,371)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................      (441,469)         1,619          (159)      (146,932)      (43,723)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................    (1,134,155)         1,201          (235)      (603,833)     (100,151)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................       921,710          4,708        10,031        746,216       661,436
   Contract redemptions ..................................      (873,682)            --           (35)      (710,707)     (182,585)
   Net transfers .........................................      (558,337)        16,099        30,783      1,341,797     3,339,687
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............      (510,309)        20,807        40,779      1,377,306     3,818,538
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........    (1,644,464)        22,008        40,544        773,473     3,718,387
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................     7,645,988             --            --      5,114,866            --
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .....................  $  6,001,524         22,008   $    40,544   $  5,888,339   $ 3,718,387
====================================================================================================================================

Notes:

(a) For the period May 1, 2001  (commencement  of  operations)  to December  31,
    2001.

(b) Invesco Equity Income was renamed Invesco Core Equity effective May 1, 2002.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                          LAZARD
                                                                                                                        RETIREMENT
                                                                                                                          SERIES
               INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                      JANUS ASPEN SERIES PORTFOLIOS         PORTFOLIOS
--------------------------------------------------------------------------  -----------------------------------------  -------------
     HEALTH                     REAL ESTATE                     TELECOM-      AGGRESSIVE                 WORLDWIDE
  SCIENCES (a)   HIGH YIELD   OPPORTUNITY (a) TECHNOLOGY (a) MUNICATIONS (a)    GROWTH        GROWTH       GROWTH         EQUITY
------------------------------------------------------------------------------------------------------------------------------------



 $    12,588  $    556,577     $     3,089    $         --    $       --  $          --  $     47,326  $     283,026   $    13,970

       8,711       122,016           1,544           2,867         1,145        588,594       887,618        751,029        29,526
       1,045        14,642             185             344           137         70,631       106,514         90,124         3,543
------------------------------------------------------------------------------------------------------------------------------------
       9,756       136,658           1,729           3,211         1,282        659,225       994,132        841,153        33,069
------------------------------------------------------------------------------------------------------------------------------------
       2,832       419,919           1,360          (3,211)       (1,282)      (659,225)     (946,806)      (558,127)      (19,099)
------------------------------------------------------------------------------------------------------------------------------------

     (14,938)   (1,838,562)        (23,067)        (29,132)      (41,268)   (28,329,561)   (14,454,665)      413,318      (228,944)

          --            --              --              --            --             --       139,931             --            --
------------------------------------------------------------------------------------------------------------------------------------
     (14,938)   (1,838,562)        (23,067)        (29,132)      (41,268)   (28,329,561)   (14,314,734)      413,318      (228,944)
------------------------------------------------------------------------------------------------------------------------------------

      73,816      (863,934)          4,354         (56,197)      (30,275)     1,073,500    (9,074,137)   (17,730,156)       16,978
------------------------------------------------------------------------------------------------------------------------------------
 $    61,710  $ (2,282,577)    $   (17,353)   $    (88,540)  $   (72,825) $ (27,915,286) $(24,335,677) $ (17,874,965)  $  (231,065)
====================================================================================================================================

====================================================================================================================================

                                                                                                                          LAZARD
                                                                                                                        RETIREMENT
                                                                                                                          SERIES
               INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                      JANUS ASPEN SERIES PORTFOLIOS         PORTFOLIOS
---------------------------------------------------------------------------- ---------------------------------------  --------------
     HEALTH                     REAL ESTATE                     TELECOM-      AGGRESSIVE                 WORLDWIDE
  SCIENCES (a)   HIGH YIELD   OPPORTUNITY (a) TECHNOLOGY (a) MUNICATIONS (a)    GROWTH        GROWTH       GROWTH         EQUITY
------------------------------------------------------------------------------------------------------------------------------------


$      2,832   $   419,919    $      1,360    $     (3,211) $     (1,282)  $   (659,225) $   (946,806)  $   (558,127)   $  (19,099)
     (14,938)   (1,838,562)        (23,067)        (29,132)      (41,268)   (28,329,561)  (14,314,734)      413,318      (228,944)

      73,816      (863,934)          4,354         (56,197)      (30,275)     1,073,500    (9,074,137)   (17,730,156)       16,978
------------------------------------------------------------------------------------------------------------------------------------
      61,710    (2,282,577)        (17,353)        (88,540)      (72,825)   (27,915,286)  (24,335,677)   (17,874,965)     (231,065)
------------------------------------------------------------------------------------------------------------------------------------

     536,448       776,205           9,982         217,305       209,444      7,900,488    10,702,291      7,642,349       346,187
     (48,280)     (980,850)        (12,084)        (20,713)       (2,181)    (3,792,229)   (6,666,966)    (4,531,822)     (359,293)
   3,240,282     1,661,008         322,581         555,630        30,217     (5,910,314)  (10,723,960)    (9,265,197)      885,155
------------------------------------------------------------------------------------------------------------------------------------

   3,728,450     1,456,363         320,479         752,222       237,480     (1,802,055)   (6,688,635)    (6,154,670)      872,049
------------------------------------------------------------------------------------------------------------------------------------
   3,790,160      (826,214)        303,126         663,682       164,655    (29,717,341)  (31,024,312)   (24,029,635)      640,984
------------------------------------------------------------------------------------------------------------------------------------
          --     5,960,697              --              --            --     68,891,592    87,946,590     75,582,312     1,567,562
------------------------------------------------------------------------------------------------------------------------------------
$  3,790,160   $ 5,134,483    $    303,126    $    663,682  $    164,655   $ 39,174,251  $ 56,922,278   $ 51,552,677  $  2,208,546
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                          LAZARD RETIREMENT                           NEUBERGER BERMAN
                                                          SERIES PORTFOLIOS                          ADVISERS MANAGEMENT
                                                             (CONTINUED)                              TRUST PORTFOLIOS
                                                          -----------------               ------------------------------------------
                                                                            LORD ABBETT
                                                                           SERIES TRUST      LIMITED
                                                                              GROWTH        MATURITY       MIDCAP
                                                              SMALL CAP     AND INCOME        BOND       GROWTH (a)      PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
     investments in portfolio shares ...................... $    582,756   $    123,899   $   669,399    $        --    $   20,720
Expenses:
   Mortality and expense risk fees ........................      150,844        274,030       221,696            573        72,973
   Administrative fees ....................................       18,101         32,884        26,604             69         8,757
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................      168,945        306,914       248,300            642        81,730
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................      413,811       (183,015)      421,099           (642)      (61,010)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .....................................      311,262        332,577       572,164         (3,619)     (228,114)
   Net realized long-term capital gain distributions from
     investments in portfolio shares ......................      292,201        519,901            --             --       196,835
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .................................      603,463        852,478       572,164         (3,619)      (31,279)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................      745,003     (2,522,323)      153,429         12,875       (21,675)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ................................ $  1,762,277   $ (1,852,86    $ 1,146,692     $    8,614   $  (113,964)
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                          LAZARD RETIREMENT                           NEUBERGER BERMAN
                                                          SERIES PORTFOLIOS                          ADVISERS MANAGEMENT
                                                             (CONTINUED)                               TRUST PORTFOLIOS
                                                          ----------------                ------------------------------------------
                                                                            LORD ABBETT
                                                                           SERIES TRUST      LIMITED
                                                                              GROWTH        MATURITY       MIDCAP
                                                              SMALL CAP     AND INCOME        BOND       GROWTH (a)      PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $    413,811   $   (183,015) $    421,099   $       (642)  $   (61,010)
   Net realized gain (loss) on investments in
     portfolio shares ....................................       603,463        852,478       572,164         (3,619)      (31,279)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................       745,003     (2,522,323)      153,429         12,875       (21,675)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................     1,762,277     (1,852,860)    1,146,692          8,614      (113,964)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments. .......................     1,783,511      5,361,104     3,116,567         15,666       622,126
   Contract redemptions. .................................    (1,063,103)    (2,732,205)    2,280,965)          (113)     (676,227)
   Net transfers .........................................     3,032,883      4,635,896     2,189,342        356,647       839,467
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............     3,753,291      7,264,795     3,024,944        372,200       785,366
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........     5,515,568      5,411,935     4,171,636        380,814       671,402
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................     9,415,037     19,034,287     11,975,069            --     5,431,164
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .....................  $ 14,930,605   $ 24,446,222  $ 16,146,705    $   380,814   $ 6,102,566
====================================================================================================================================

Notes:

(a) For the period May 1, 2001  (commencement  of  operations)  to December  31,
    2001.

(b) For the period January 2, 2001 (commencement of operations) to December 31, 2001.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                          STRONG
                                                                                                                         VARIABLE
              PIONEER VARIABLE                                                                                           INSURANCE
               CONTRACT TRUST                           RYDEX VARIABLE TRUST                  SELIGMAN PORTFOLIOS          FUNDS
-------------------------------------------  -----------------------------------------  ----------------------------  --------------
                                                                               U.S.
                                                                            GOVERNMENT   COMMUNICATIONS
     EQUITY                                                                    MONEY           AND         GLOBAL         MID CAP
   INCOME (b)    EUROPE (b)      FUND (b)         NOVA           OTC        MARKET (a)     INFORMATION   TECHNOLOGY      GROWTH II
------------------------------------------------------------------------------------------------------------------------------------



$     19,921   $       521    $     12,258    $    450,218  $         --   $      3,224   $        --   $      3,844  $         --

      14,013           482           7,723          38,154       100,867          1,961       106,854         27,623       299,629
       1,681            58             927           4,578        12,104            235        12,823          3,315        35,956
------------------------------------------------------------------------------------------------------------------------------------
      15,694           540           8,650          42,732       112,971          2,196       119,677         30,938       335,585
------------------------------------------------------------------------------------------------------------------------------------
       4,227           (19)          3,608         407,486      (112,971)         1,028      (119,677)       (27,094)     (335,585)
------------------------------------------------------------------------------------------------------------------------------------

     (40,250)       (2,316)         (9,788)     (2,044,568)   (7,729,932)            --    (2,103,897)      (774,914)   (9,001,901)

      63,889            --          18,264              --            --             --     1,516,341        357,838            --
------------------------------------------------------------------------------------------------------------------------------------
      23,639        (2,316)          8,476      (2,044,568)   (7,729,932)            --      (587,556)      (417,076)   (9,001,901)
------------------------------------------------------------------------------------------------------------------------------------

     (89,930)       (3,376)        (33,433)        639,915     4,267,764             --      (436,315)      (235,912)     (339,670)
------------------------------------------------------------------------------------------------------------------------------------
$    (62,064)  $    (5,711)   $    (21,349)   $   (997,167) $ (3,575,139)  $      1,028  $ (1,143,548)  $   (680,082) $ (9,677,156)
====================================================================================================================================

====================================================================================================================================

                                                                                                                          STRONG
                                                                                                                         VARIABLE
              PIONEER VARIABLE                                                                                           INSURANCE
               CONTRACT TRUST                           RYDEX VARIABLE TRUST                  SELIGMAN PORTFOLIOS          FUNDS
-------------------------------------------  ------------------------------------------ ---------------------------   --------------
                                                                               U.S.
                                                                            GOVERNMENT   COMMUNICATIONS
     EQUITY                                                                    MONEY           AND         GLOBAL         MID CAP
   INCOME (b)    EUROPE (b)      FUND (b)         NOVA           OTC        MARKET (a)     INFORMATION   TECHNOLOGY      GROWTH II
------------------------------------------------------------------------------------------------------------------------------------


$      4,227   $       (19)   $      3,608    $    407,486  $   (112,971)  $      1,028   $  (119,677)  $    (27,094)  $  (335,585)
      23,639        (2,316)          8,476      (2,044,568)   (7,729,932)            --      (587,556)      (417,076)   (9,001,901)

     (89,930)       (3,376)        (33,433)        639,915     4,267,764             --      (436,315)      (235,912)     (339,670)
------------------------------------------------------------------------------------------------------------------------------------
     (62,064)       (5,711)        (21,349)       (997,167)   (3,575,139)         1,028    (1,143,548)      (680,082)   (9,677,156)
------------------------------------------------------------------------------------------------------------------------------------

     676,760        29,128         736,808         698,469     2,748,454      2,311,288     1,926,508        541,517     5,061,479
     (72,294)           --         (48,931)       (493,647)     (655,398)      (128,899)     (588,335)      (199,661)   (1,758,546)
   1,643,135        58,340         832,435       4,916,328       105,423     (2,009,637)    4,649,949        (66,112)   (5,610,651)
------------------------------------------------------------------------------------------------------------------------------------

   2,247,601        87,468       1,520,312       5,121,150     2,198,479        172,752     5,988,122        275,744    (2,307,718)
------------------------------------------------------------------------------------------------------------------------------------
   2,185,537        81,757       1,498,963       4,123,983    (1,376,660)       173,780     4,844,574       (404,338)  (11,984,874)
------------------------------------------------------------------------------------------------------------------------------------
          --            --             --       3,522,900     9,772,298              --     3,187,328      2,530,613    33,972,392
------------------------------------------------------------------------------------------------------------------------------------
$  2,185,537   $    81,757    $  1,498,963    $  7,646,883  $  8,395,638   $    173,780   $ 8,031,902   $  2,126,275  $ 21,987,518
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                            --------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
     investments in portfolio shares .....................  $    434,881   $     63,949   $        --   $      7,368     $  60,061
Expenses:
   Mortality and expense risk fees .......................       201,256         19,605        55,399         26,425        40,535
   Administrative fees ...................................        24,151          2,353         6,648          3,171         4,864
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................       225,407         21,958        62,047         29,596        45,399
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................       209,474         41,991       (62,047)       (22,228)       14,662
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ....................................    (1,124,357)       (70,509)   (1,281,091)      (599,618)        4,480
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................     2,300,381             --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................     1,176,024        (70,509)   (1,281,091)      (599,618)        4,480
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................    (2,340,097)       (68,527)    1,177,893         17,756        40,327
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ...............................  $   (954,599)   $   (97,045)  $  (165,245)   $  (604,090)    $  59,469
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                           ---------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $    209,474   $     41,991   $   (62,047)  $    (22,228)  $    14,662
   Net realized gain (loss) on investments
     in portfolio shares .................................     1,176,024        (70,509)   (1,281,091)      (599,618)        4,480
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares...................    (2,340,097)       (68,527)    1,177,893         17,756        40,327
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................      (954,599)       (97,045)     (165,245)      (604,090)       59,469
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................     3,527,725        341,964       587,751        187,101       700,289
   Contract redemptions...................................    (1,521,142)      (215,128)     (278,305)      (196,600)     (451,050)
   Net transfers..........................................     2,697,633        (47,689)      108,394        789,450     2,972,025
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions.... ..........     4,704,216         79,147       417,840        779,951     3,221,264
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets............     3,749,617        (17,898)      252,595        175,861     3,280,733
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...........................    13,980,462      1,445,857     4,365,120        687,123     1,688,279
           Net assets, end of period .....................  $ 17,730,079   $  1,427,959   $ 4,617,715   $    862,984   $ 4,969,012
------------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

================================================================================

        INTEREST ADJUSTMENT ACCOUNTS
------------------------------------------               --------------

                                                             COMBINED
     1 YEAR        3 YEAR         5 YEAR                      TOTAL
------------------------------------------               --------------



  $       --    $       --     $        --               $   15,846,954

          --            --              --                   10,458,379
          --            --              --                    1,255,007
------------------------------------------               --------------
          --            --              --                   11,713,386
------------------------------------------               --------------
          --            --              --                    4,133,568
------------------------------------------               --------------


          --            --              --                 (125,519,436)
          --            --              --                   24,473,132
------------------------------------------               --------------
          --            --              --                 (101,046,304)
------------------------------------------               --------------

          --            --              --                  (61,376,572)
------------------------------------------               --------------
  $       --    $       --     $        --               $ (158,289,308)
------------------------------------------               --------------





================================================================================

        INTEREST ADJUSTMENT ACCOUNTS
------------------------------------------               --------------

                                                             COMBINED
     1 YEAR        3 YEAR         5 YEAR                      TOTAL
------------------------------------------               --------------


 $        --    $       --    $        --                 $  4,133,568
          --            --             --                 (101,046,304)

          --            --             --                  (61,376,572)
------------------------------------------               --------------
          --            --             --                 (158,289,308)
------------------------------------------               --------------

      60,012         1,853         15,633                  177,448,712
        (735)           --             --                  (90,544,313)
     (80,154)           --             --                   16,400,822
------------------------------------------               --------------

     (20,877)        1,853         15,633                  103,305,221
------------------------------------------               --------------
     (20,877)        1,853         15,633                  (54,984,087)
------------------------------------------               --------------
     652,362        46,067         36,023                  882,681,736
------------------------------------------               --------------
 $   631,485   $    47,920   $     51,656                $ 827,697,649
------------------------------------------               --------------

CONSECO VARIABLE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002 AND 2001

================================================================================

(1) GENERAL

   Conseco Variable Insurance Company (the "Company") has established two separate accounts within Conseco Variable Annuity Account F ("Account F"). Both accounts were established on September 26, 1997, and commenced operations on February 12, 1998. Account F is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account F ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Interest Adjustment Account ("IAA"), offers investments options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance Company of Texas, a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly owned subsidiary of Inviva, Inc., a New York based insurance holding company.

   Besides the three guarantee periods of the IAA option, the following Variable Account investment options are currently available to new investors:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   International Fund
   Large Cap Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   International Small Company Fund II
   Utility Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Core Equity Fund
   Financial Services Fund
   Health Sciences Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Technology Fund
   Telecommunications Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio

PIONEER VARIABLE CONTRACT TRUST, CLASS II
   Equity Income Portfolio
   Fund Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund
   U. S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II
LEVCO SERIES TRUST
   Levco Equity Value Fund
   Levin Mid Cap Value Fund

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 2002 AND 2001

================================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments, which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' deferred payment reserves are computed according to the 1983 Group Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $476,501,196 and $700,102,528 for the years ended December 31, 2002 and 2001, respectively. The aggregate proceeds from sales of investments in portfolio shares were $640,442,931 and $569,182,375 for the years ended December 31, 2002 and 2001, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

   The Company deducts a total daily charge from the total investments of Account F, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. These fees were $8,307,558 and $10,458,379 for the years ended December 31, 2002 and 2001, respectively. The administrative fees were $996,913 and $1,255,007 for the years ended December 31, 2002 and 2001, respectively.

   Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an annual contract fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The annual contract fee and surrender charges were $10,163,747 and $3,071,012 for the years ended December 31, 2002 and 2001, respectively. The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the IAA contract. The net adjustment income was $600 and $3 for the years ended December 31, 2002 and December 31, 2001, respectively.

(5) FINANCIAL HIGHLIGHTS

   Beginning in 2001, disclosure of total returns, investment income and expense ratios became a new requirement. The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. The investment income ratio is the ratio of income dividends to the average daily new assets. Details begin on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002 AND 2001

====================================================================================================================================

                                                                                CONSECO VARIABLE ANNUITY ACCOUNT F
                                                          --------------------------------------------------------------------------

                                                                                NET ASSETS                  INVESTMENT     EXPENSES
                                                        UNITS                  -----------      TOTAL         INCOME       AS % OF
                                                        (000s)    UNIT VALUE      (000s)       RETURN          RATIO      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2002.............................     1,963       $ 8.86        $17,391       -33.92%        0.04%        1.40%
     December 31, 2001.............................     2,887        13.41         38,707       -13.05%        0.24%        1.40%
   Leveraged AllCap Portfolio
     December 31, 2002.............................     1,873        10.45         19,575       -34.83%        0.01%        1.40%
     December 31, 2001.............................     2,427        16.04         38,940       -17.11%        0.00%        1.40%
   MidCap Portfolio
     December 31, 2002.............................     1,163        11.11         12,919       -30.52%        0.00%        1.40%
     December 31, 2001.............................     2,022        15.99         32,329        -7.83%        7.04%        1.40%
   Small Capitalization Portfolio
     December 31, 2002.............................       806         5.75          4,633       -27.25%        0.00%        1.40%
     December 31, 2001.............................     1,749         7.90         13,821       -30.50%        0.06%        1.40%
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2002.............................       108         7.89            855       -23.14%        0.65%        1.40%
     December 31, 2001.............................       145        10.27          1,490         2.19%        0.00%        1.40%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Income and Growth Fund
     December 31, 2002.............................       824         8.89          7,322       -20.49%        1.16%        1.40%
     December 31, 2001.............................     1,058        11.18         11,832        -9.64%        0.85%        1.40%
   International Fund
     December 31, 2002.............................       559         8.08          4,516       -21.48%        0.85%        1.40%
     December 31, 2001.............................       697        10.29          7,171       -30.17%        0.09%        1.40%
   Value Fund
     December 31, 2002.............................     1,565        11.15         17,456       -13.84%        1.03%        1.40%
     December 31, 2001.............................     2,796        12.95         36,205        11.24%        0.95%        1.40%
BERGER INSTITUTIONAL PRODUCTS TRUST:
   Growth Fund
     December 31, 2002.............................       346         5.06          1,752       -40.51%        0.00%        1.40%
     December 31, 2001.............................       516         8.51          4,393       -33.45%        0.00%        1.40%
   International Fund
     December 31, 2002.............................        69         7.57            521       -22.40%        3.31%        1.40%
     December 31, 2001.............................        67         9.75            653       -21.38%        0.95%        1.40%
   Large Cap Growth Fund
     December 31, 2002.............................       894         8.14          7,339       -34.56%        0.91%        1.40%
     December 31, 2001.............................     1,682        12.45         20,938       -26.31%        0.38%        1.40%
   Small Company Growth Fund
     December 31, 2002.............................       776         5.59          4,341       -49.97%        0.00%        1.40%
     December 31, 2001.............................     1,085        11.18         12,135       -34.40%        0.96%        1.40%
CONSECO SERIES TRUST:
   Balanced Portfolio
     December 31, 2002.............................     1,470        11.35         16,743       -14.13%        2.99%        1.40%
     December 31, 2001.............................     2,209        13.21         29,187        -7.91%        3.22%        1.40%
   Conseco 20 Focus Portfolio
     December 31, 2002.............................       284         2.10            597       -53.07%        0.00%        1.40%
     December 31, 2001.............................       499         4.48          2,238       -46.76%        0.00%        1.40%
   Equity Portfolio
     December 31, 2002.............................     1,054        12.25         12,905       -14.62%        0.29%        1.40%
     December 31, 2001.............................     1,566        14.34         22,464       -11.56%        0.70%        1.40%
   Fixed Income Portfolio
     December 31, 2002.............................     1,623        12.25         19,881         3.23%        5.81%        1.40%
     December 31, 2001.............................     2,721        11.87         32,298         7.32%        5.97%        1.40%
   Government Securities Portfolio
     December 31, 2002.............................     2,288        12.53         28,659         7.81%        3.76%        1.40%
     December 31, 2001.............................     1,862        11.62         21,642         4.65%        4.57%        1.40%

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 2002 AND 2001

====================================================================================================================================

                                                                              CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                                                          --------------------------------------------------------------------------

                                                                                   NET ASSETS               INVESTMENT    EXPENSES
                                                             UNITS                -----------     TOTAL       INCOME      AS % OF
                                                             (000s)   UNIT VALUE     (000s)      RETURN        RATIO     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (continued)
   High Yield Portfolio
     December 31, 2002.....................................    557      $10.82       $ 6,023       4.00%        8.95%      1.40%
     December 31, 2001.....................................    493       10.40         5,123       1.73%       11.22%      1.40%
   Money Market Portfolio
     December 31, 2002.....................................  4,355       11.45        49,879      -0.16%        1.25%      1.40%
     December 31, 2001.....................................  6,404       11.47        73,466       2.52%        3.70%      1.40%
DREYFUS VARIABLE INVESTMENT FUND:
   The Dreyfus Socially Responsible Growth Fund, Inc.
     December 31, 2002.....................................    849        7.38         6,268     -29.94%        0.18%      1.40%
     December 31, 2001.....................................  1,273       10.53        13,414     -23.66%        0.06%      1.40%
   Dreyfus Stock Index Fund
     December 31, 2002.....................................  4,389        8.55        37,516     -23.44%        1.29%      1.40%
     December 31, 2001.....................................  5,567       11.17        62,166     -13.41%        1.09%      1.40%
   Disciplined Stock Portfolio
     December 31, 2002.....................................    378        7.33         2,769     -23.69%        0.51%      1.40%
     December 31, 2001.....................................    574        9.60         5,509     -14.48%        0.42%      1.40%
   International Value Portfolio
     December 31, 2002.....................................    538        8.36         4,499     -13.45%        0.93%      1.40%
     December 31, 2001.....................................    340        9.66         3,280     -14.43%        1.34%      1.40%
FEDERATED INSURANCE SERIES:
   High Income Bond Fund II
     December 31, 2002.....................................  1,395        8.96        12,502      -0.04%        9.43%      1.40%
     December 31, 2001.....................................  1,449        8.96        12,990      -0.04%       12.76%      1.40%
   International Equity Fund II
     December 31, 2002.....................................    339        8.45         2,863     -23.84%        0.00%      1.40%
     December 31, 2001.....................................    365       11.09         4,052     -30.41%        6.18%      1.40%
   International Small Company Fund II
     December 31, 2002.....................................     19        6.43           124     -18.64%        0.00%      1.40%
     December 31, 2001.....................................      5        7.90            41     -21.57%        0.00%      1.40%
   Utility Fund II
     December 31, 2002.....................................    832        6.54         5,443     -25.01%        6.63%      1.40%
     December 31, 2001.....................................    688        8.72         6,002     -14.93%        3.37%      1.40%
FIRST AMERICAN INSURANCE PORTFOLIOS:
   Large Cap Growth Portfolio
     December 31, 2002.....................................     11        5.71            62     -31.11%        0.01%      1.40%
     December 31, 2001.....................................      3        8.29            22     -18.53%        0.00%      1.40%
   Mid Cap Growth Portfolio
     December 31, 2002.....................................     22        5.92           133     -30.28%        0.00%      1.40%
     December 31, 2001.....................................      5        8.49            41     -16.18%        0.00%      1.40%
INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   Core Equity Fund
     December 31, 2002.....................................    390        8.64         3,373     -20.24%        1.15%      1.40%
     December 31, 2001.....................................    543       10.84         5,888     -10.24%        1.34%      1.40%
   Financial Services Fund
     December 31, 2002.....................................    237        8.13         1,928     -16.09%        0.38%      1.40%
     December 31, 2001.....................................    384        9.69         3,718      -3.84%        1.04%      1.40%
   Health Sciences Fund
     December 31, 2002.....................................    184        7.62         1,404     -25.50%        0.00%      1.40%
     December 31, 2001.....................................    371       10.23         3,790       1.75%        1.81%      1.40%
   High Yield Fund
     December 31, 2002.....................................    431        7.29         3,196      -2.66%        8.98%      1.40%
     December 31, 2001.....................................    679        7.49         5,085     -16.12%        5.70%      1.40%
   Real Estate Opportunity Fund
     December 31, 2002.....................................    184       10.60         1,948       4.90%        1.69%      1.40%
     December 31, 2001.....................................     30       10.11           303       0.79%        2.50%      1.40%

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 2002 AND 2001

====================================================================================================================================

                                                                                CONSECO VARIABLE ANNUITY ACCOUNT F
                                                          --------------------------------------------------------------------------

                                                                                NET ASSETS                  INVESTMENT     EXPENSES
                                                        UNITS                  -----------      TOTAL         INCOME       AS % OF
                                                        (000s)    UNIT VALUE      (000s)       RETURN          RATIO      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS (continued)
   Technology Fund
     December 31, 2002...............................     147       $ 3.79        $  556        -47.59%         0.00%       1.40%
     December 31, 2001...............................      92         7.24           664        -29.41%         0.00%       1.40%
   Telecommunications Fund
     December 31, 2002...............................       9         2.80            25        -51.49%         0.00%       1.40%
     December 31, 2001...............................      29         5.77           165        -43.87%         0.00%       1.40%
JANUS ASPEN SERIES:
   Aggressive Growth Portfolio
     December 31, 2002...............................   2,388         8.16        19,479        -28.94%         0.00%       1.40%
     December 31, 2001...............................   3,413        11.48        39,174        -40.30%         0.00%       1.40%
   Growth Portfolio
     December 31, 2002...............................   3,610         8.15        29,415        -27.53%         0.00%       1.40%
     December 31, 2001...............................   5,063        11.24        56,922        -25.79%         0.07%       1.40%
   Worldwide Growth Portfolio
     December 31, 2002...............................   2,754         9.01        24,803        -26.54%         0.80%       1.40%
     December 31, 2001...............................   4,205        12.26        51,553        -23.52%         0.47%       1.40%
LAZARD RETIREMENT SERIES, INC.:
   Equity Portfolio
     December 31, 2002...............................     142         8.67         1,229        -17.42%         0.07%       1.40%
     December 31, 2001...............................     210        10.50         2,209         -8.76%         0.59%       1.40%
   Small Cap Portfolio
     December 31, 2002...............................     928        10.94        10,224        -18.82%         0.00%       1.40%
     December 31, 2001...............................   1,103        13.48        14,866         16.97%         4.83%       1.40%
LORD ABBETT SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2002...............................   1,814        10.56        19,166        -19.17%         0.51%       1.40%
     December 31, 2001...............................   1,870        13.07        24,446         -8.02%         0.57%       1.40%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Limited Maturity Bond Portfolio
     December 31, 2002...............................   1,722        12.01        20,685          3.87%         4.05%       1.40%
     December 31, 2001...............................   1,397        11.56        16,147          7.26%         3.77%       1.40%
   Midcap Growth Portfolio
     December 31, 2002...............................      66         6.00           398        -30.32%         0.00%       1.40%
     December 31, 2001...............................      44         8.61           381        -14.55%         0.00%       1.40%
   Partners Portfolio
     December 31, 2002...............................     350         7.58         2,651        -25.20%         0.56%       1.40%
     December 31, 2001...............................     602        10.13         6,103         -4.19%         0.35%       1.40%
PIONEER VARIABLE CONTRACTS TRUST
   Equity Income Portfolio
     December 31, 2002...............................     185         7.58         1,400        -17.22%         2.21%       1.40%
     December 31, 2001...............................     239         9.16         2,185         -7.22%         1.78%       1.40%
   Europe Portfolio
     December 31, 2002...............................       8         5.99            50        -20.19%         0.00%       1.40%
     December 31, 2001...............................      11         7.51            82        -24.50%         1.35%       1.40%
   Fund Portfolio
     December 31, 2002...............................     133         6.98           930        -20.38%         0.81%       1.40%
     December 31, 2001...............................     171         8.77         1,499        -10.87%         1.98%       1.40%
RYDEX VARIABLE TRUST:
   Nova Fund
     December 31, 2002...............................     208         7.23         1,502        -36.62%        10.80%       1.40%
     December 31, 2001...............................     670        11.41         7,647        -24.64%        14.75%       1.40%
   OTC Fund
     December 31, 2002...............................     723         9.11         6,585        -39.71%         0.00%       1.40%
     December 31, 2001...............................     556        15.10         8,396        -36.08%         0.00%       1.40%

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 2002 AND 2001

====================================================================================================================================

                                                                                CONSECO VARIABLE ANNUITY ACCOUNT F
                                                          --------------------------------------------------------------------------

                                                                                NET ASSETS                  INVESTMENT     EXPENSES
                                                        UNITS                  -----------      TOTAL         INCOME       AS % OF
                                                        (000s)    UNIT VALUE      (000s)       RETURN          RATIO      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued)
   U.S. Government Money Market Fund
     December 31, 2002................................    235       $ 9.95        $ 2,336        -0.93%        0.40%        1.40%
     December 31, 2001................................     17        10.04            174         0.39%        2.06%        1.40%
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2002................................    638         3.61          2,353       -37.12%        0.00%        1.40%
     December 31, 2001................................  1,390         5.74          7,984         3.60%        0.00%        1.40%
   Global Technology Portfolio
     December 31, 2002................................    299         3.47          1,038       -32.74%        0.00%        1.40%
     December 31, 2001................................    412         5.16          2,126       -23.29%        0.17%        1.40%
STRONG VARIABLE INSURANCE FUNDS, INC.:
   Mid Cap Growth Fund II
     December 31, 2002................................  1,080         8.26          8,919       -38.45%        0.00%        1.40%
     December 31, 2001................................  1,638        13.42         21,988       -31.74%        0.00%        1.40%
   Strong Opportunity Fund II, Inc.
     December 31, 2002................................  1,132        10.43         11,803       -27.84%        0.35%        1.40%
     December 31, 2001................................  1,226        14.45         17,730        -5.05%        2.70%        1.40%
LEVCO SERIES TRUST:
   Levco Equity Value Fund
     December 31, 2002................................     --         8.60             --       -13.90%        0.00%        1.40%
     Inception June 24, 2002..........................     --         9.99             --          N/A          N/A
   Levin Mid Cap Value Fund
     December 31, 2002................................      1         8.04             11       -19.47%        0.00%        1.40%
     Inception June 24, 2002..........................     --         9.99             --          N/A          N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Bond Fund
     December 31, 2002................................    489        11.29          5,523        19.97%        0.00%        1.40%
     December 31, 2001................................    152         9.41          1,428        -6.44%        4.08%        1.40%
   Worldwide Emerging Markets Fund
     December 31, 2002................................    634         7.07          4,482        -4.25%        0.20%        1.40%
     December 31, 2001................................    626         7.38          4,618        -3.19%        0.00%        1.40%
   Worldwide Hard Assets Fund
     December 31, 2002................................    245         7.83          1,919        -4.20%        0.28%        1.40%
     December 31, 2001................................    106         8.17            863       -11.71%        0.35%        1.40%
   Worldwide Real Estate Fund
     December 31, 2002................................    238         9.56          2,271        -5.81%        2.65%        1.40%
     December 31, 2001................................    490        10.15          4,969         3.86%        1.85%        1.40%

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 2002 AND 2001

================================================================================

(6) UNIT PROGRESSION
  The changes in units outstanding for the year ended December 31, 2002, were as follows:

====================================================================================================================================

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
                                                         ---------------------------------------------------------------------------
                                                                             LEVERAGED       MIDCAP         SMALL       GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ......................    2,886,720.7    2,427,539.3   2,022,255.3    1,749,365.4     145,159.7
Units purchased .........................................      448,848.7      606,878.0     678,836.1    1,556,262.7     119,401.5
Units redeemed ..........................................   (1,372,638.5)  (1,161,877.4) (1,537,922.3)  (2,499,454.4)   (156,274.2)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .....................    1,962,930.9    1,872,539.9   1,163,169.1      806,173.7     108,287.0
====================================================================================================================================


                                                                                      CONSECO SERIES TRUST PORTFOLIOS
                                                                        ------------------------------------------------------------
                                                                                             CONSECO                       FIXED
                                                                             BALANCED       20 FOCUS       EQUITY         INCOME
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ......................                  2,208,918.1     499,477.5     1,566,067.6    2,721,352.1
Units purchased .........................................                    443,904.9   2,545,396.2       851,689.2    1,425,909.9
Units redeemed ..........................................                 (1,182,627.8) (2,760,939.6)   (1,363,983.8)  (2,524,502.0)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .....................                  1,470,195.2     283,934.1     1,053,773.0    1,622,760.0
====================================================================================================================================


                                                                                                               FIRST AMERICAN
                                                              FEDERATED INSURANCE SERIES (CONTINUED)        INSURANCE PORTFOLIOS
                                                           ---------------------------------------------  --------------------------
                                                                             INTERNATIONAL
                                                             INTERNATIONAL       SMALL                      LARGE CAP     MID CAP
                                                               EQUITY II      COMPANY II    UTILITY II       GROWTH       GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ......................      365,240.6        5,208.3      688,002.1       2,655.1      4,774.1
Units purchased .........................................      619,433.6       15,257.0    1,249,257.2      16,822.4    147,812.9
Units redeemed ..........................................     (645,853.9)      (1,107.9)  (1,105,190.5)     (8,658.3)  (130,167.6)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .....................      338,820.3       19,357.4      832,068.8      10,819.2      22,419.4
====================================================================================================================================


                                                                  JANUS ASPEN SERIES             LAZARD RETIREMENT         LORD
                                                                PORTFOLIOS (CONTINUED)           SERIES PORTFOLIOS        ABBETT
                                                          --------------------------------   -------------------------    SERIES
                                                                                                                           FUND
                                                                              WORLDWIDE                                  GROWTH
                                                               GROWTH          GROWTH         EQUITY       SMALL CAP    AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ......................   5,062,889.4      4,204,855.9    210,370.0     1,102,964.4   1,870,245.8
Units purchased .........................................   2,011,534.8        494,679.1    128,253.5     1,609,425.7   1,355,262.8
Units redeemed ..........................................  (3,464,046.7)    (1,945,676.3)  (196,882.7)   (1,784,103.7) (1,411,393.2)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .....................   3,610,377.5      2,753,858.7    141,740.8       928,286.4   1,814,115.4
===================================================================================================================================

                                                                                                           STRONG
                                                                RYDEX                                     VARIABLE
                                                           VARIABLE TRUST                                 INSURANCE
                                                             (CONTINUED)         SELIGMAN PORTFOLIOS        FUNDS
                                                          ----------------  ---------------------------  -------------
                                                                            COMMUNICATIONS                                STRONG
                                                           U.S. GOVERNMENT        AND         GLOBAL       MID CAP      OPPORTUNITY
                                                            MONEY MARKET      INFORMATION   TECHNOLOGY    GROWTH II       FUND II
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ......................      17,308.7       1,390,581.0    411,919.3    1,638,040.4   1,226,587.4
Units purchased .........................................     582,678.2         593,646.3    102,036.3      962,779.9   1,121,581.0
Units redeemed ..........................................    (365,087.2)     (1,346,170.9)  (215,105.1)  (1,521,326.9) (1,216,590.7)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .....................     234,899.7         638,056.4    298,850.5    1,079,493.4   1,131,577.7
====================================================================================================================================

(a)  For the period 01/01/02 through 04/30/02 (termination of fund).
(b)  For the period 06/24/02 (commencement of operations) through 12/31/02.

====================================================================================================================================

                 AMERICAN CENTURY
                VARIABLE PORTFOLIOS                                        BERGER INSTITUTIONAL PRODUCTS TRUST
------------------------------------------------   ---------------------------------------------------------------------------------
                                                                                                                          SMALL
   INCOME AND                                                                          LARGE CAP            NEW          COMPANY
     GROWTH        INTERNATIONAL        VALUE          GROWTH        INTERNATIONAL      GROWTH         GENERATION(a)     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  1,058,515.8        696,623.9       2,796,345.2      515,984.8        66,966.7      1,681,942.4          351,947.9    1,085,032.3
    404,913.0        122,731.5       1,444,151.9       89,198.7        64,829.5        200,243.5           81,381.4      330,847.5
   (639,564.7)      (260,683.3)     (2,675,741.7)    (259,237.5)      (62,894.5)      (988,526.3)        (433,329.3)   (640,034.7)
------------------------------------------------------------------------------------------------------------------------------------
    823,864.1        558,672.1       1,564,755.4      345,946.0        68,901.7        893,659.6                 --      775,845.1
====================================================================================================================================


                                                                                                                        FEDERATED
                                                                                            DREYFUS VARIABLE            INSURANCE
        CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)                                         INVESTMENT FUNDS             SERIES
---------------------------------------------------    DREYFUS                     --------------------------------- ---------------
                                                      SOCIALLY          DREYFUS
   GOVERNMENT          HIGH             MONEY        RESPONSIBLE         STOCK        DISCIPLINED     INTERNATIONAL    HIGH INCOME
   SECURITIES          YIELD           MARKET          GROWTH            INDEX           STOCK            VALUE          BOND II
------------------------------------------------------------------------------------------------------------------------------------
  1,862,525.1        492,563.2       6,404,205.3     1,273,485.3      5,567,658.1      573,588.3        339,691.0      1,449,264.0
  4,061,947.0      1,406,241.8      13,754,499.1       132,276.4      2,651,174.8    1,062,132.3      1,121,725.1      2,348,379.8
 (3,636,786.6)    (1,341,954.1)    (15,803,600.6)     (556,519.4)    (3,830,008.1)  (1,257,869.7)      (923,174.6)    (2,402,211.2)
------------------------------------------------------------------------------------------------------------------------------------
  2,287,685.5        556,850.9       4,355,103.8       849,242.3      4,388,824.8      377,850.9        538,241.5      1,395,432.6
====================================================================================================================================


                                                                                                                           JANUS
                                                                                                                           ASPEN
                                                                                                                          SERIES
                                          INVESCO VARIABLE INVESTMENT FUNDS                                             PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------  ---------------
                                                                         REAL
      CORE           FINANCIAL         HEALTH                           ESTATE                            TELE-        AGGRESSIVE
     EQUITY          SERVICES         SCIENCES       HIGH YIELD       OPPORTUNITY     TECHNOLOGY     COMMUNICATIONS      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
   543,423.1         383,710.9        370,639.0       679,043.3         29,984.3       91,713.6         28,528.7       3,413,326.6
   502,829.9         269,576.8        193,227.3       236,491.2        416,967.4      138,639.8         13,666.6         741,327.5
  (656,024.0)       (416,179.0)      (379,566.3)     (484,348.0)      (263,266.9)     (83,767.5)       (33,225.9)     (1,766,231.9)
------------------------------------------------------------------------------------------------------------------------------------
   390,229.0         237,108.7        184,300.0       431,186.5        183,684.8      146,585.9          8,969.4       2,388,422.2
====================================================================================================================================


                  NEUBERGER BERMAN                                  PIONEER VARIABLE
        ADVISERS MANAGEMENT TRUST PORTFOLIOS                         CONTRACT TRUST                       RYDEX VARIABLE TRUST
--------------------------------------------------  ------------------------------------------------  ------------------------------
     LIMITED          MIDCAP                            EQUITY
  MATURITY BOND       GROWTH           PARTNERS         INCOME           EUROPE            FUND            NOVA            OTC
--------------------------------------------------  ------------------------------------------------  ------------------------------
   1,396,612.1       44,228.7         602,382.4        238,714.9        10,889.7        170,990.5        670,460.9       555,922.2
   2,202,838.6      131,236.7       2,002,660.0        404,428.5        58,073.8        145,267.6      2,367,292.6     1,645,800.4
  (1,877,043.7)    (109,155.4)     (2,255,255.7)      (458,395.4)      (60,602.2)      (182,998.1)    (2,829,957.1)   (1,478,539.7)
------------------------------------------------------------------------------------------------------------------------------------
   1,722,407.0       66,310.0         349,786.7        184,748.0         8,361.3        133,260.0        207,796.4       723,182.9
====================================================================================================================================


        LEVCO SERIES TRUST                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------------------------------   ------------------------------------------------------------
      LEVCO            LEVIN                          EMERGING           HARD            REAL           COMBINED
 EQUITY VALUE(b)   MID CAP VALUE(b)     BOND           MARKETS          ASSETS          ESTATE            TOTAL
-------------------------------------------------------------------------------------------------------------------
          --                --        151,760.5        625,532.1       105,631.4       489,570.1      71,247,902.5
          --           1,645.8        846,217.6      1,220,394.1       764,396.1       328,823.9      63,596,063.4
          --            (249.2)      (508,692.8)    (1,211,740.2)     (624,827.6)     (580,888.3)    (81,890,672.8)
-------------------------------------------------------------------------------------------------------------------
          --           1,396.6        489,285.3        634,186.0       245,199.9       237,505.7      52,953,293.1
===================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

UNIT PROGRESSION
The changes in units outstanding for the year ended December 31, 2001 were as follows:

===================================================================================================================================
                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                    SERIES (b)
                                                          -----------------------------------------------------------   -----------

                                                                             LEVERAGED       MIDCAP         SMALL         GROWTH
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION   AND INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ....................    3,085,986.0    2,591,608.9    2,131,387.2    1,011,723.8           --
Units purchased .........................................    1,011,409.6    1,138,996.8    2,129,714.0    1,473,935.0    264,836.2
Units redeemed ..........................................   (1,210,674.9)  (1,303,066.4)  (2,238,845.9)    (736,293.4)  (119,676.5)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period                        2,886,720.7    2,427,539.3    2,022,255.3    1,749,365.4    145,159.7
===================================================================================================================================

                                                                  BRINSON                CONSECO SERIES TRUST PORTFOLIOS
                                                                  SERIES    -------------------------------------------------------
                                                                  TRUST
                                                                  GROWTH                      CONSECO                       FIXED
                                                              AND INCOME (b)   BALANCED      20 FOCUS       EQUITY         INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ....................       87,205.4    1,846,975.4     274,242.2    1,781,031.4    1,289,818.4
Units purchased .........................................      331,973.6    1,494,265.2   1,896,269.0      819,425.2    3,035,796.8
Units redeemed ..........................................     (419,179.0)  (1,132,322.5) (1,671,033.7)  (1,034,389.0)  (1,604,263.1)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...................             --    2,208,918.1     499,477.5    1,566,067.6    2,721,352.1
===================================================================================================================================

                                                                                                               FIRST AMERICAN
                                                              FEDERATED INSURANCE SERIES (CONTINUED)        INSURANCE PORTFOLIOS
                                                          ---------------------------------------------  -------------------------
                                                                            INTERNATIONAL
                                                            INTERNATIONAL        SMALL                       LARGE CAP     MID CAP
                                                              EQUITY II       COMPANY II (c)   UTILITY II    GROWTH (c)   GROWTH (c)
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ....................      395,720.4             --         745,678.9           --           --
Units purchased .........................................      118,186.7        5,227.3         313,477.0      2,655.1      4,778.1
Units redeemed ..........................................     (148,666.5)         (19.0)       (371,153.8)          --         (4.0)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...................      365,240.6        5,208.3         688,002.1      2,655.1      4,774.1
===================================================================================================================================

                                                                                                                           LORD
                                                                 JANUS ASPEN SERIES            LAZARD RETIREMENT          ABBETT
                                                               PORTFOLIOS (CONTINUED)          SERIES PORTFOLIOS          SERIES
                                                          -------------------------------   -----------------------        FUND
                                                                             WORLDWIDE                                    GROWTH
                                                              GROWTH          GROWTH          EQUITY      SMALL CAP     AND INCOME
----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ...................    5,805,011.0      4,714,717.0    136,231.2      817,111.4    1,339,391.8
Units purchased ........................................    3,360,776.5      1,174,013.2    212,491.0    1,217,725.6    1,691,399.1
Units redeemed .........................................   (4,102,898.1)    (1,683,874.3)  (138,352.2)    (931,872.6)  (1,160,545.1)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..................    5,062,889.4      4,204,855.9    210,370.0    1,102,964.4    1,870,245.8
===================================================================================================================================

                                                                                                             STRONG
                                                                RYDEX                                       VARIABLE
                                                           VARIABLE TRUST                                   INSURANCE
                                                             (CONTINUED)         SELIGMAN PORTFOLIOS          FUNDS
                                                        ------------------  -----------------------------  -----------
                                                                             CMMUNCIATIONS                                 STRONG
                                                           U.S. GOVERNMENT        AND          GLOBAL       MID CAP      OPPORTUNITY
                                                           MONEY MARKET(C)    INFORMATION    TECHNOLOGY    GROWTH II       FUND II
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ....................             --        575,116.8     376,055.0    1,727,554.6    918,337.5
Units purchased .........................................      253,892.2      2,997,657.0     307,271.4      994,687.8    905,021.8
Units redeemed ..........................................     (236,583.5)    (2,182,192.8)   (271,407.1)  (1,084,202.0)  (596,771.9)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...................       17,308.7      1,390,581.0     411,919.3    1,638,040.4  1,226,587.4
===================================================================================================================================

(a) Berger Growth and Income was renamed Berger Large Cap Growth effective May 1, 2001.
(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Products Series Growth and Income Fund, which is not open to new investors.
(c) See Statements of Operations for period represented.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================


                 AMERICAN CENTURY
                VARIABLE PORTFOLIOS                                       BERGER INSTITUTIONAL PRODUCTS TRUST
------------------------------------------------     ------------------------------------------------------------------------------
                                                                                                                           SMALL
   INCOME AND                                                                          LARGE CAP           NEW            COMPANY
     GROWTH        INTERNATIONAL        VALUE          GROWTH       INTERNATIONAL     GROWTH (a)       GENERATION         GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
     1,134,425.2      744,062.2      1,695,317.4       474,976.8      70,744.9         2,212,388.5       213,864.3      1,005,745.1
       766,275.9      515,658.0      4,032,913.2       265,200.3      46,149.1           943,898.1       294,144.4        804,479.9
      (842,185.3)    (563,096.3)    (2,931,885.4)     (224,192.3)    (49,927.3)       (1,474,344.2)     (156,060.8)      (725,192.7)
-----------------------------------------------------------------------------------------------------------------------------------
     1,058,515.8      696,623.9      2,796,345.2       515,984.8      66,966.7         1,681,942.4       351,947.9      1,085,032.3
===================================================================================================================================

                                                                                            DREYFUS VARIABLE            FEDERATED
  CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)                                               INVESTMENT FUNDS            INSURANCE
------------------------------------------------       DREYFUS                         ----------------------------      SERIES
                                                      SOCIALLY        DREYFUS                                          ------------
   GOVERNMENT          HIGH             MONEY        RESPONSIBLE       STOCK          DISCIPLINED     INTERNATIONAL    HIGH INCOME
   SECURITIES          YIELD           MARKET          GROWTH          INDEX             STOCK            VALUE          BOND II
-----------------------------------------------------------------------------------------------------------------------------------

       947,409.3      314,504.7      4,828,242.9     1,592,027.5     5,186,719.3       586,629.6         176,116.3      1,128,937.6
     2,844,955.6    1,121,188.4     20,888,535.1       377,671.7     2,906,823.6       524,930.8         628,767.3      2,959,915.9
    (1,929,839.8)    (943,129.9)   (19,312,572.7)     (696,213.9)   (2,525,884.8)     (537,972.1)       (465,192.6)    (2,639,589.5)
-----------------------------------------------------------------------------------------------------------------------------------
     1,862,525.1      492,563.2      6,404,205.3     1,273,485.3     5,567,658.1       573,588.3         339,691.0      1,449,264.0
===================================================================================================================================

                                                                                                                           JANUS
                                                                                                                           ASPEN
                                                                                                                          SERIES
                                          INVESCO VARIABLE INVESTMENT FUNDS                                             PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------  -----------

                                                                         REAL
     EQUITY          FINANCIAL         HEALTH                           ESTATE                            TELE-          AGGRESSIVE
     INCOME         SERVICES (c)    SCIENCES (c)     HIGH YIELD     OPPORTUNITY (c)   TECHNOLOGY (c)  COMMUNICATIONS(c)    GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
       423,687.6             --               --       667,639.7              --              --                --      3,583,615.1
       623,136.6      480,967.1        426,955.4     1,398,784.7       198,445.6       105,713.9          38,458.2      1,790,072.8
      (503,401.1)     (97,256.2)       (56,316.4)   (1,387,381.1)     (168,461.3)      (14,000.3)         (9,929.5)    (1,960,361.3)
-----------------------------------------------------------------------------------------------------------------------------------
       543,423.1      383,710.9        370,639.0       679,043.3        29,984.3        91,713.6          28,528.7      3,413,326.6
===================================================================================================================================

                  NEUBERGER BERMAN                                  PIONEER VARIABLE
        ADVISERS MANAGEMENT TRUST PORTFOLIOS                         CONTRACT TRUST                        RYDEX VARIABLE TRUST
---------------------------------------------------   --------------------------------------------    -----------------------------

     LIMITED          MIDCAP                            EQUITY
  MATURITY BOND     GROWTH (c)        PARTNERS         INCOME (c)      EUROPE (c)        FUND (c)           NOVA            OTC
-----------------------------------------------------------------------------------------------------------------------------------
     1,110,999.2             --        513,662.7               --            --                --        232,757.1        413,615.0
     2,647,144.5       46,123.1        416,769.6        293,627.7      12,927.4         183,119.1      1,165,510.6      1,101,349.2
    (2,361,531.6)      (1,894.4)      (328,049.9)       (54,912.8)     (2,037.7)        (12,128.6)      (727,806.8)      (959,042.0)
-----------------------------------------------------------------------------------------------------------------------------------
     1,396,612.1       44,228.7        602,382.4        238,714.9      10,889.7         170,990.5        670,460.9        555,922.2
===================================================================================================================================

              VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------------------------------------------------------------

                     EMERGING           HARD              REAL                          COMBINED
         BOND         MARKETS          ASSETS            ESTATE                           TOTAL
-----------------------------------------------------------------                      ------------

       143,769.8      572,481.1        74,260.3         172,761.0                      61,872,264.5
        96,394.8      344,645.6       748,249.5         650,040.2                      79,845,824.1
       (88,404.1)    (291,594.6)     (716,878.4)       (333,231.1)                    (70,470,186.1)
-----------------------------------------------------------------                     -------------
       151,760.5      625,532.1       105,631.4         489,570.1                      71,247,902.5
=================================================================                     =============

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of Conseco Variable Insurance Company and Contract Owners of Conseco Variable Annuity Account F

We have audited the accompanying statement of assets and liabilities of Conseco Variable Annuity Account F comprised of the following subaccounts: Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance Variable Product Series Growth and Income Portfolio, American Century Income and Growth Fund, American Century International Fund, American Century Value Fund, Berger Institutional Products Trust (IPT) Growth Fund, Berger IPT International Fund, Berger IPT Large Cap Growth Fund, Berger IPT New Generation Fund, Berger IPT Small Company Growth Fund, Conseco Series Trust (CST) Balanced Portfolio, CST Conseco 20 Focus Portfolio, CST Equity Portfolio, CST Fixed Income Portfolio, CST Government Securities Portfolio, CST High Yield Portfolio, CST Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund (VIF) Disciplined Stock Portfolio, Dreyfus VIF International Value Portfolio, Federated Insurance Series High Income Bond Fund II, Federated Insurance Series International Equity Fund II, Federated Insurance Series International Small Company Fund II, Federated Insurance Series Utility Fund II, First American Insurance Large Cap Growth Portfolio, First American Insurance Mid Cap Growth Portfolio, Invesco Variable Investment Fund (VIF) Core Equity Fund, Invesco VIF Financial Services Fund, Invesco VIF Health Sciences Fund, Invesco VIF High Yield Fund, Invesco VIF Real Estate Opportunity Fund, Invesco VIF Technology Fund, Invesco VIF Telecommunications Fund, Janus Aspen Series Institutional Shares Aggressive
Growth Portfolio, Janus Aspen Series Institutional Shares Growth Portfolio, Janus Aspen Series Institutional Shares Worldwide Growth Portfolio, Lazard
Retirement Series Equity Portfolio, Lazard Retirement Series Small Cap Portfolio, Lord Abbett Series Fund Growth and Income Portfolio, Neuberger Berman Advisers Management Trust (AMT) Limited Maturity Bond Portfolio, Neuberger Berman AMT Midcap Growth Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Variable Contract Trust (VCT) Equity Income Portfolio, Pioneer VCT Fund Portfolio, Pioneer VCT Europe Portfolio, Rydex Variable Trust Nova Fund, Rydex Variable Trust OTC Fund, Rydex Variable Trust U.S. Government Money Market Fund, Seligman Portfolios Communications and Information Portfolio, Seligman Portfolios Global Technology Portfolio, Strong Variable Insurance Mid Cap Growth Fund II, Strong Opportunity Fund II, LEVCO Series Trust Van Eck Levin Mid Cap Value Fund, Van Eck Worldwide Insurance Trust Worldwide Bond Fund, Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund, Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund, Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund, as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Conseco Variable Annuity Account F's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of assets and liabilities of Conseco Variable Annuity Account F as of December 31, 2001, and the related statements of operations and changes in net assets for the respective year or period then ended were audited by other auditors whose report dated February 15, 2002, expressed an unqualified opinion on those financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by corresponding with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2002 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Conseco Variable Annuity Account F, as of December 31, 2002, the results of their operations and changes in their net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                             /s/ Ernst & Young LLP

New York, NY
March 31, 2003

================================================================================

                       CONSECO VARIABLE ANNUITY ACCOUNT F

                       SPONSOR
                       Conseco Variable Insurance Company

                       DISTRIBUTOR
                       Conseco Equity Sales, Inc.

                       INDEPENDENT AUDITORS
                       Ernst & Young LLP

CONSECO VARIABLE INSURANCE COMPANY

Statutory-Basis Financial Statements and
Report of Independent Auditors

Years Ended December 31, 2002 and 2001

                       Conseco Variable Insurance Company

                      Statutory-Basis Financial Statements


                     Years ended December 31, 2002 and 2001




                                    CONTENTS

   Report of Independent Auditors                                     1

   Statutory-Basis Balance Sheets                                     2
   Statutory-Basis Statements of Operations                           3
   Statutory-Basis Statements of Changes in Capital and Surplus       4
   Statutory-Basis Statements of Cash Flow                            5
   Notes to Statutory-Basis Financial Statements                      6

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors of
The Conseco Variable Insurance Company

We have audited the accompanying statutory-basis balance sheet of The Conseco Variable Insurance Company as of December 31, 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of The Conseco Variable Insurance Company for the year ended December 31, 2001, were audited by other auditors whose report dated May 29, 2002, expressed an unqualified opinion as to the conformity of those financial statements with accounting practices prescribed or permitted by the Texas Department of Insurance and not in conformity with accounting principles generally accepted in the United States.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the The Conseco Variable Insurance Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Conseco Variable Insurance Company at December 31, 2002, or the results of its operations or its cash flow for the year then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Conseco Variable Insurance Company at December 31, 2002, and the results of its operations and its cash flow for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


                                            /s/ ERNST & YOUNG LLP
New York, New York
April 29, 2003

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

                                                                                           DECEMBER 31,
                                                                                      2002                2001
                                                                                  ------------     -------------
ASSETS
       Investments and Cash:
          Bonds                                                                   $   600,024      $  1,299,230
          Preferred stocks                                                              3,345            14,836
          Common stocks                                                                    10             1,517
          Mortgage loans on real estate                                                21,790            27,267
          Policyholder loans                                                           22,435            73,673
          Short-term investments                                                       82,000             8,320
          Cash (overdraft)                                                             (6,453)          140,757
          Other invested assets                                                             -            23,312
                                                                                  ------------     -------------
          Total investments and cash                                                  723,151         1,588,912
       Life and accident and health premiums due and unpaid                                 -             5,317
       Accrued investment income                                                        9,154            22,626
       Federal income tax recoverable                                                       -            10,127
       Deferred taxes                                                                   4,166             8,836
       Amounts recoverable on reinsurance ceded                                        13,139             2,344
       Other assets                                                                     1,876             2,439
       Separate account assets                                                      1,116,590         1,649,066
                                                                                  ------------     -------------
           Total assets                                                           $ 1,868,076      $  3,289,667
                                                                                  ============     =============

LIABILITIES
       Policy and contract reserves                                                   692,622         1,342,114
       Claim reserves                                                                     286            11,730
       Policyholders dividend payable                                                       -             3,441
       Borrowed money and interest thereon                                                  -           151,833
       Reinsurance payable                                                             19,161            10,550
       Payable for securities                                                               -             2,972
       Accounts payable and accrued expenses                                            3,971             3,660
       Due to affiliates                                                                1,255                16
       Asset valuation reserve                                                          1,066            20,783
       Interest maintenance reserve                                                     3,163            48,258
       Transfers from separate accounts                                               (39,743)          (61,423)
       Federal income tax payable                                                       9,259                 -
       Other liabilities                                                                5,254             8,037
       Separate account liabilities                                                 1,116,590         1,649,066
                                                                                  ------------     -------------
           Total liabilities                                                        1,812,884         3,191,037
                                                                                  ------------     -------------

CAPITAL AND SURPLUS:
       Common stock, $4.80 par value, 1,065,000 shares
           authorized, 1,043,565 shares issued and outstanding                          5,009             5,009
       Paid in surplus                                                                 41,028            41,028
                                                                                  ------------     -------------
           Total capital                                                               46,037            46,037
       Unassigned surplus                                                             (32,038)           52,593
       Special surplus funds                                                           41,193                 -
                                                                                  ------------     -------------
           Total capital and surplus                                                   55,192            98,630
                                                                                  ------------     -------------
           Total liabilities and capital and surplus                              $ 1,868,076      $  3,289,667
                                                                                  ============     =============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                      2002             2001
                                                                                  ------------     ------------
REVENUES
       Premium, annuity and other considerations                                  $   308,565      $   467,834
       Net investment income                                                           57,269          103,447
       Reserve adjustment on reinsurance ceded                                       (503,679)            (305)
       Commission and expense allowances on reinsurance ceded                          39,274              229
       Amortization of the interest maintenance reserve                                 2,116            6,546
       Other revenue                                                                   21,894           15,302
                                                                                  ------------     ------------
         Total revenue                                                                (74,561)         593,053
                                                                                  ------------     ------------

BENEFITS AND EXPENSES
       Death and disability benefits                                                   15,724           50,236
       Annuity and surrender benefits                                                 659,064          365,461
       Decrease in insurance and annuity reserves                                    (621,515)         (58,579)
       Other benefits                                                                   4,589            2,415
       Commissions                                                                     16,615           30,130
       General and administrative expenses                                             32,160           47,921
       Taxes, licenses and fees                                                         1,530            6,093
       Net transfers (from) to separate accounts                                     (206,030)         135,267
       Other expenses                                                                     (30)              76
                                                                                  ------------     ------------
           Total benefits and expenses                                                (97,893)         579,020
                                                                                  ------------     ------------

       Gain from operations before dividends to policyholders, federal income
         taxes and net realized capital losses                                         23,332           14,033
       Dividends to policyholders                                                          11            2,382
                                                                                  ------------     ------------
       Gain from operations before federal income taxes and net realized
         capital losses                                                                23,321           11,651
       Federal income tax (benefit)                                                     5,575           (5,768)
                                                                                  ------------     ------------
       Gain from operations before realized capital losses                             17,746           17,419
       Net realized capital losses, net of taxes and transfers to IMR                 (47,775)         (11,890)
                                                                                  ------------     ------------
         Net (loss) income                                                        $   (30,029)     $     5,529
                                                                                  ============     ============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                     2002             2001
                                                                                  ------------     -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                            $   98,630       $ 101,978
       Adjustment to surplus:
         Net (loss) income                                                           (30,029)          5,529
         Accrued capital contribution from parent                                      7,500               -
         Change in net unrealized capital gains (losses)                               1,008          (3,122)
         Change in net admitted deferred tax asset                                    (7,950)         (1,905)
         (Increase) decrease in non-admitted assets                                      423             241
         Increase in surplus as a result of reinsurance, net of tax                   41,193               -
         Decrease in asset valuation reserve                                          19,717           8,036
         Change in treasury stock                                                         -           20,812
         Cumulative effect of changes in accounting principles                            -           (2,027)
         Capital change related to treasury stock                                         -             (254)
         Paid in surplus change related to treasury stock                                  -         (20,558)
         Dividends to shareholder                                                    (75,300)        (10,100)
                                                                                  ------------     -----------
            Net adjustment to surplus                                                (43,438)         (3,348)
                                                                                  ------------     -----------
CAPITAL AND SURPLUS, END OF YEAR                                                  $   55,192       $  98,630
                                                                                  ============     ===========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                        YEARS ENDED DECEMBER 31,
                                                                                        2002             2001
                                                                                    -------------     ------------
OPERATIONS:
  Premiums, policy proceeds, and other considerations received, net of
     reinsurance paid                                                               $      315,69    $     467,308
                                                                                    -------------    -------------
  Net investment income received                                                           51,730          106,547
  Commission and expense allowances on reinsurance ceded                                    5,407              (75)
  Miscellaneous income                                                                     77,928           25,624
                                                                                    -------------    -------------
         Total income received                                                            450,756          599,404
  Benefits paid                                                                           683,812          420,153
  Commissions and other expenses paid                                                      44,720           84,933
  Net transfers (from) to Separate Accounts                                              (227,710)         130,202
  Dividends paid to policyholders                                                             (11)           2,112
  Federal income taxes paid                                                                 5,439           14,394
  Other revenues received less other expenses paid                                          4,280            1,591
                                                                                    -------------    -------------
         Total operating expenses paid                                                    510,530          653,385
                                                                                    -------------    -------------
               Net cash used in operations                                                (59,774)         (53,981)
                                                                                    -------------    -------------
INVESTMENT ACTIVITIES:
  Proceeds from sales, maturities, or repayments of investments:
     Bonds and stocks                                                                   1,667,607        1,933,565
     Mortgage loans and other invested assets                                              33,268           28,345
     Miscellaneous proceeds                                                                     -              183
                                                                                    -------------    -------------
         Total investment proceeds                                                      1,700,875        1,962,093
  Taxes paid on capital gains                                                                   -               98
                                                                                    -------------    -------------
     Net proceeds from sales, maturities, or repayments of investments                  1,700,875        1,962,191
  Cost of investments acquired:
     Bonds and stocks                                                                   1,302,397        1,916,449
     Other invested assets                                                                  2,283            4,844
  Miscellaneous applications                                                                2,973           (2,666)
                                                                                    -------------    -------------
         Total cost of investments acquired                                             1,307,653        1,918,627
  Net (increase) decrease in policy loans                                                 (50,682)            (874)
                                                                                    -------------    -------------
         Net cash provided by investment activities                                       443,904           44,438
                                                                                    -------------    -------------
FINANCING AND MISCELLANEOUS ACTIVITIES:
  Other cash provided:
     Deposits on deposit-type contract fund and other liabilities
          without life or disability contingencies                                         25,262           27,237
     Other sources                                                                          2,960           21,256
                                                                                    -------------    -------------
            Total other cash provided                                                      28,222           48,493
                                                                                    -------------    -------------
  Other cash applied:
     Return of paid in surplus                                                                  -           20,812
     Borrowed money                                                                       151,833          (93,378)
     Dividends to shareholders                                                             75,300           10,100
     Withdrawals on deposit-type contract fund and other liabilities
          without life or disability contingencies                                         45,212           26,713
  Net payment on reinsurance                                                              132,555
     Other applications, net                                                               80,982            4,353
                                                                                    -------------    -------------
          Total other cash applied (receipts)                                             485,882          (31,400)
                                                                                    -------------    -------------
         Net cash (used in) provided by financing and miscellaneous activities           (457,660)          79,893
                                                                                    -------------    -------------
     Net (decrease) increase in cash and short-term investments                           (73,530)          70,350
     Cash and short-term investments:
     Beginning of year                                                                    149,077           78,727
                                                                                    -------------    -------------
     End of year                                                                    $      75,547    $     149,077
                                                                                    =============    =============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

CONSECO VARIABLE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2002 AND 2001
(IN THOUSANDS)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Conseco Variable Insurance Company (the "Company" or "CVIC") is a life insurance company domiciled in the State of Texas. The Company markets primarily variable annuities, deferred annuities and certain employee benefit-related insurance products through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 15%, 12%, 12%, 11% and 11% of premiums collected during 2002 were on policies issued in Texas, Florida, California, New Jersey and Illinois, respectively. No other state comprised greater than 10% of premiums of collected.

     Effective October 1, 2002, the Company was acquired from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company, by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company. As part of the acquisition of CVIC by Inviva, Inviva issued 17,500 share of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. The holder of the Series D Preferred Shares has the right, so long as it owns 1/3 of the JNF Stock issued upon exchange of the Series D Preferred to appoint one designee to the JNF board of directors. These shares automatically convert to JNF stock on October 23, 2003. Inviva plans to eventually redeem these shares.

2.   BASIS OF PRESENTATION

     The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance ("Department"). Effective January 1, 2001, insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices.

     Accounting changes adopted to conform to the provisions of NAIC SAP or Texas SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported an adjustment that decreased unassigned funds (surplus) by $2,027 as of January 1, 2001. Included in this total adjustment is an increase of approximately $7,474 related to net deferred tax assets and a decrease of approximately $14,100 related to non-admitting certain other invested assets partially offset by a decrease in asset valuation reserve of $9,639.

     Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves ("IMR")and amortized into investment income over the estimated remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at market value for GAAP; 6) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; 7) premiums from interest sensitive and annuity policies are recognized as income rather than policy liabilities: 8) admitted deferred tax assets are limited by NAIC SAP and differ from the valuation allowance determined under GAAP. Changes in deferred income taxes are not reported as component of net income. The differences between GAAP and NAIC SAP would have a material effect on the Company's financial statements.

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS

     BONDS - Bonds not in default are generally stated at amortized cost using the interest method. All other bonds are stated at the lower of amortized cost or market value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment or the lower of amortized cost or fair market value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective adjustment method is used to value all securities except for interest only securities or securities where the yield had become negative, that are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

     PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or market value. Nonredeemable preferred stocks are reported at market value or lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

     COMMON STOCK - Common stock is stated at market value except that investments in stocks of subsidiaries and affiliates in which the Company has an interest of 20% or more are carried on the equity basis. Market value is determined by reference to valuations quoted by the SVO. Unrealized gains and losses are recorded directly to unassigned surplus. When an impairment is considered other than temporary, the cost of common stocks is written down and a realized loss is recognized.

     MORTGAGE LOANS - Mortgage loans on real estate are stated at the amortized cost, net of other than temporary impairment or valuation allowances, and exclude accrued interest.

     POLICY LOANS - Policy loans are stated at the unpaid principal balance of the loan.

     CASH AND SHORT-TERM INVESTMENTS - Cash includes bank deposits. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Market values for such investments approximate carrying value.

     REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

     ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

     INVESTMENT INCOME AND EXPENSES - Investment income is reported as earned and is presented net of related investment expenses.

     SPECIAL SURPLUS FUNDS

     Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

     NON-ADMITTED ASSETS

     Certain assets, principally past due receivables, furniture and fixtures and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet.

     LIFE AND ACCIDENT AND HEALTH PREMIUMS

     Life premiums deferred represents modal premium payments which are due after the valuation date, but before the next contract anniversary date. Deferred premiums generally are measured from the next modal premium due date to the next contract anniversary date. This balance is net of loading.

     Life premiums uncollected represent gross premium amounts that are due on or before the valuation date but have not been received.

     Accident and health premiums that are due and uncollected are identified separately as they generally are accrued to premium revenue.

     POLICY AND CONTRACT RESERVES

     Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 6% to 7.5%), which meet or exceed statutory requirements.

     Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2002 and 2001, averaged 6.2%, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions which meet statutory requirements.

     Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), which meet or exceed statutory requirements.

     Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

     Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

     Certain of the Company's variable annuity contracts contain a withdrawal provision, which provides for a reduction in the guaranteed minimum death benefit (GMDB) on a dollar-for-dollar basis when a partial withdrawal occurs. Currently there is ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a GMDB. Our discussions with the Texas Department of Insurance ("Department") indicate that they are currently studying this complex issue and have not yet determined their position. As a result, the Company continues to follow their current method of reserving for these variable annuity contracts until guidance is issued that clarifies this matter. While the Company has not yet determined the impact of this contract provision under these adverse scenarios and acknowledges that it could be significant, it does not believe the Department's ultimate position will result in a material increase to its policy reserves. The Department has indicated that it is unlikely any new guidance, including clarification of this issue, would be applied retroactively.

     The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Transfers from separate accounts represents the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

     CLAIM RESERVES

     Claims payable are amounts due on life and accident and health claims, which were incurred as of the statement date, but have not yet been paid. The accrual has two components: 1) claims in process of settlement as of the statement date and 2) those not yet reported but estimable based on historical experience.

     Extra premiums are charged for substandard lives for policies issued prior to July 1, 2000, plus the gross premium for rated age. Mean reserves are determined by computing the regular mean reserve for the plan at the end of the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1, 2000, for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality.

     The Tabular Interest, the Tabular Less Actual Reserve Released and the Tabular Cost have been determined by formula. For the determination of Tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product such valuation rate of interest times the mean amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

     REINSURANCE

     Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see Note 7.

     FEDERAL INCOME TAX

     The federal income tax provision (benefit) included in the statement of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

     DEFERRED INCOME TAXES

     Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

     SEPARATE ACCOUNT ASSETS/LIABILITIES

     Investments held in the separate accounts are stated at market value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

     PREMIUMS AND ANNUITY CONSIDERATIONS

     Insurance premiums and annuity considerations are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.

     OTHER REVENUE

     Other revenue consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts are recognized as income when charged to the underlying account.

     GENERAL AND ADMINISTRATIVE EXPENSES

     General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by its parent. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

     POLICYHOLDER DIVIDENDS

     Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payments subsequent to plan anniversary dates and payable in the next calendar year.

     ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

     RECLASSIFICATION

     Certain 2001 amounts included in the accompanying financial statements have been reclassified to conform to the 2002 presentation.

4.   INVESTMENTS

     FIXED MATURITIES AND EQUITY SECURITIES

     The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2002 are as follows:

                                                       GROSS UNREALIZED
                                        AMORTIZED   ----------------------     NAIC MARKET
                                          COST          GAINS       LOSSES        VALUE
                                       ----------   ----------   ----------    ----------
      Fixed maturities:
        Governments                    $   47,161   $    1,281  $         -    $   48,442
        Special revenue                   191,877        1,819       (1,171)      192,525
        Public utilities                   44,843            -       (2,270)       42,573
        Industrial and miscellaneous      273,666       11,850      (12,273)      273,243
        Credit tenant loans                42,477          470         (470)       42,477
                                       ----------   ----------   ----------    ----------
        Sub - total debt securities       600,024       15,420      (16,184)      599,260

        Preferred Stock                     3,345            -          (91)        3,254

        Common Stock                           10            -            -            10
                                       ----------   ----------   ----------    ----------
        Total                          $  603,379   $   15,420   $  (16,275)   $  602,524
                                       ==========   ==========   ==========    ==========

     The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2001 are as follows:

                                                                                GROSS UNREALIZED
                                                             AMORTIZED    ---------------------------     NAIC MARKET
                                                               COST           GAINS        LOSSES            VALUE
                                                           ------------   ------------   ------------    ------------
     Fixed maturities:
       Governments                                         $     42,812   $      1,291   $       (129)   $     43,974
       Political subdivisions of states, territories and
            possessions                                           2,130            139              -           2,269
       Special revenue                                          345,336          2,562         (5,817)        342,081
       Public utilities                                          81,582            360         (2,496)         79,446
       Industrial and miscellaneous                             758,023          4,350        (45,889)        716,484
       Credit tenant loans                                       51,123            371         (1,258)         50,236
       Parent, subsidiaries and affiliates                       18,224              -        (12,274)          5,950
                                                           ------------   ------------   ------------    ------------
       Sub - total debt securities                            1,299,230          9,073        (67,863)      1,240,440

       Preferred Stock                                           14,836            203              -          15,039
       Common Stock                                               1,517              -              -           1,517
                                                           ------------   ------------   ------------    ------------
       Total                                               $  1,315,583   $      9,276   $    (67,863)   $  1,256,996
                                                           ============   ============   ============    ============

     As of December 31, 2002 and 2001, the Company had fixed maturity securities with a statement value of $11,843 and $11,885, respectively, on deposit with various state regulatory agencies.

     The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2002 are as follows:

                                                                                 NAIC
                                                            STATEMENT           MARKET
                                                              VALUE             VALUE
                                                          -------------    -------------
    Due in one year or less                                $    11,784      $    11,783
    Due after one year through five years                       46,960           48,299
    Due after five years through ten years                     109,243          109,710
    Due after ten years                                        191,759          187,432
                                                          -------------    -------------
           Subtotal                                            359,746          357,224
    Mortgage-backed securities                                 240,278          242,036
                                                          -------------    -------------
           Total bonds                                     $   600,024      $   599,260
                                                          =============    =============

     Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     Net realized capital losses consisted of the following:

                                                                                   2002             2001
                                                                               -------------    -----------
    Bonds                                                                      $   (48,419)     $ (12,016)
    Preferred stocks                                                               (24,794)            96
    Common stocks                                                                       41            316
    Mortgage loans on real estate                                                        -           (165)
    Other invested assets                                                                -           (439)
    Federal income tax expense                                                          25             98
                                                                               -------------    -----------
           Net realized capital losses, net of tax                                 (73,147)       (12,110)
    Transfer from IMR, net of tax                                                   25,372            220
                                                                               -------------    -----------
           Net realized capital losses, net of tax and transfer
             to IMR                                                            $   (47,775)       (11,890)
                                                                               =============    ===========

     In 2002, net realized capital losses on bonds consisted of $184 gross realized gains and $48,603 gross realized losses. In 2001, net realized capital losses on bonds consisted of $13,802 gross realized gains and $25,818 gross realized losses. For the years ended December 31, 2002 and 2001, proceeds from the sales of fixed maturity securities were $1,923,211 and $1,906,909, respectively. During 2002, as part of Inviva's acquisition of the Company, certain investment assets identified by the Inviva were either sold or exchanged for their fair value, and replaced with new securities. These sales resulted in realized losses of $31,647, which are reflected in the above table.

     In 2002 and 2001, gross realized losses included $30,035 and $15,666, respectively, of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

     At December 31, 2002 and 2001, the Company held unrated or less-than-investment grade corporate bonds of $64,158 and $140,939 respectively, with an aggregate fair value of $53,644 and $92,079, respectively. Those holdings amounted to 10.7% and 10.8% of the Company's investments in bonds at December 31, 2002 and 2001, respectively, and 3.4% and 4.3%, of the Company's total admitted assets at December 31, 2002 and 2001, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

     INVESTMENT INCOME

     Net investment income for the years ended December 31, 2002 and 2001, including accrual of discount and amortization of premiums, arose from the following sources:

                                                                             2002              2001
                                                                         ------------       ----------
    Bonds                                                                $    47,943        $  93,858
    Preferred stocks                                                           5,085            2,454
    Common stocks                                                                 34               67
    Mortgage loans on real estate                                              2,058            2,625
    Policy loans                                                                (104)           4,606
    Cash and short-term investments                                            2,053            4,132
    Other invested assets                                                      2,065              125
                                                                         ------------       ----------
         Total gross investment income                                        59,134          107,867
    Investment expenses                                                        1,865            4,420
                                                                         ------------       ----------
         Net investment income                                           $    57,269        $  103,447
                                                                         ============       ==========

     Accrued investment income excluded from surplus at December 31, 2002 and 2001 amounted to $2 and $43, respectively, and consists principally of bond interest where collection is not probable.

     COMMON AND PREFERRED STOCKS

     Affiliated common stock amounting to $470 at December 31, 2001, representing the Company's 100% investment in Eagle Mortgage Company, Inc., which engages in mortgage banking and purchasing first and second mortgages on commercial and residential property was sold in 2002 to Conseco Life of Texas. Proceeds from the sales of investments were $500; resulting in a gross realized gain of $30. The cost of all other common stocks held by the Company at December 31, 2002 and 2001 was $10 and $1,056, respectively.

     MORTGAGE LOANS

     At December 31, 2002, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 21%, 16%, 15% and 11% of the mortgage loan balance was on properties located in Michigan, West Virginia, New York and California, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

     During 2002, the respective minimum and maximum lending rates for mortgage loans were 9% and 11% for residential, 7% and 11% for commercial loans, and 9% and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. At December 31, 2002 and 2001, the Company held mortgages aggregating $12 and $0, respectively, with interest overdue beyond 180 days (excluding accrued interest). During 2002 and 2001, the Company had no impaired mortgage loans.

     During 2002 and 2001, no new mortgage loans were issued and no rates were reduced on existing mortgages.

     SHORT TERM BORROWINGS

     At December 31, 2001 the Company had an outstanding liability for borrowed money and accrued interest thereon of $151,833 relating to dollar repurchase agreements with brokers to sell and subsequently repurchase mortgage-backed securities. These securities were sold for cash with a specific date to repurchase similar securities. The securities were repurchased in January 2002 with an average finance rate of 6.14%.

     SECURITY LENDING

     The Company did not enter into any securities lending agreements during 2002 and there were none open at December 31, 2002. The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy is to require a minimum collateral of 102% of the fair value of the securities loaned calculated on a daily basis and collateralized by either cash or securities. The fair value of the securities loaned to others at December 31, 2001 was $8,663. The fair value of the collateral maintained against these securities was $8,896 or 103% of the fair value of the securities loaned.

5.   POLICY AND CLAIM RESERVES

     As of December 31, 2002 and 2001, the Company had $5,398,813 and $6,080,971, respectively of individual and group life insurance in force. On $450,162 and $497,916 of insurance in force as of December 31, 2002 and 2001, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,087 and $1,156 at December 31, 2002 and 2001, respectively.

     Substantially all of the separate account business of CVIC relates to individual variable annuities with non-guaranteed returns. However, CVIC also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

     Guaranteed minimum income benefit ("GMIB") - Certain of the Company variable products provide an annuitization benefits equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

     Guaranteed minimum death benefit ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

     At December 31, 2002, the Company had the following with guaranteed benefits as follows:

         BENEFIT AND TYPE    SUBJECTED ACCOUNT                             REINSURANCE RESERVE
           OF RISK                  VALUE             GROSS RESERVE               CREDIT
       -------------------- ---------------------- ---------------------- -----------------------
       GMDB                           $1,048,235                $39,126                 $27,302
       GMIB                                3,811                     29                      29

     At December 31, 2001, the Company had the following with guaranteed benefits as follows:

         BENEFIT AND TYPE    SUBJECTED ACCOUNT                             REINSURANCE RESERVE
           OF RISK                  VALUE             GROSS RESERVE               CREDIT
       -------------------- ---------------------- ---------------------- -----------------------
       GMDB                             $1,485,558                $40,481                 $33,701
       GMIB                                  3,889                     15                      15

     At December 31, 2002, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                                          % OF
                                                                                        AMOUNT           TOTAL
                                                                                   ------------     -------------
    Subject to discretionary withdrawal:
          With market value adjustment                                             $      1,355              0.1%
          At book value less current surrender charge of 5% or more                     119,700              6.8%
          At market value                                                             1,075,171             61.2%
                                                                                   ------------     -------------
          Total with adjustment or at market value                                    1,196,226             68.1%
          At book value with minimal or no charge or adjustment                         494,928             28.1%
    Not subject to discretionary withdrawal                                              67,169              3.8%
                                                                                   ------------     -------------
    Total gross                                                                       1,758,323            100.0%
    Reinsurance ceded                                                                         -                 -
                                                                                   ------------     -------------
    Total net                                                                      $  1,758,323            100.0%
                                                                                   ============     =============

     At December 31, 2001, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                                       % OF
                                                                                      AMOUNT          TOTAL
                                                                                    -----------     ---------
      Subject to discretionary withdrawal:
            With market value adjustment                                            $       731          0.0%
            At book value less current surrender charge of 5% or more                   149,002          6.1%
            At market value                                                           1,586,654         65.3%
                                                                                    -----------     ---------
            Total with adjustment or at market value                                  1,736,387         71.4%
            At book value with minimal or no charge or adjustment                       625,322         25.7%
      Not subject to discretionary withdrawal                                            69,789          2.9%
                                                                                    -----------     ---------
      Total gross                                                                     2,431,498        100.0%
      Reinsurance ceded                                                                       -            -
                                                                                    -----------     ---------
      Total net                                                                     $ 2,431,498        100.0%
                                                                                    ===========     =========

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments as of December 31, 2002 are as follows:

                                                                             STATEMENT         ESTIMATED
                                                                               VALUE           FAIR VALUE
                                                                           ------------      -------------
        ASSETS
        Bonds                                                              $   600,024       $    599,260
        Preferred stocks                                                         3,345              3,254
        Common stock                                                                10                 10
        Cash and short-term investments                                         75,547             75,547
        Policy loans                                                            22,435             22,435
        Mortgage loans on real estate                                           21,790             22,611

        LIABILITIES
        Policy and contract reserves                                       $   692,622       $    633,682

     Amounts related to the Company's financial instruments as of December 31, 2001 are as follows:

                                                                            STATEMENT          ESTIMATED
                                                                              VALUE           FAIR VALUE
                                                                           ------------      ------------
        ASSETS
        Bonds                                                              $ 1,299,230       $  1,240,440
        Preferred stocks                                                        14,836             15,575
        Common stock                                                             1,517              1,517
        Cash and short-term investments                                        149,077            149,077
        Policy loans                                                            73,673             73,673
        Mortgage loans on real estate                                           27,267             26,605

        LIABILITIES
        Policy and contract reserves                                       $ 1,342,114       $  1,226,134

     BONDS AND EQUITY SECURITIES - Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

     CASH AND SHORT-TERM INVESTMENTS - The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

     POLICY LOANS - The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

     MORTGAGE LOANS ON REAL ESTATE - Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

     POLICY AND CONTRACT RESERVES - Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

     The fair values of liabilities was calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.   REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

     The Company reinsured substantially its entire individual life business to Protective Life Insurance Company, effective January 1, 2002, and 100% of its group life and accident and health business and the balance of the individual life business to Washington National Insurance Company ("WNIC"), a Conseco subsidiary, effective October 1, 2002. Protective Life Insurance Company and WNIC will provide for full servicing of the insurance policies. The Company has transferred the ownership of the assets and rights under these agreements. The total reserves transferred under these agreements during 2002 were $503,678. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions was recorded as an increase to surplus, as special surplus funds, net to tax.

     The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $26,400 of its $39,126 GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation.

     Neither Inviva nor any of its related parties control directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). CVIC has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by CVIC prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2002 were approximately $500.

     No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2002, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

     Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                                 2002          2001
                                                                              --------      --------
      Premiums, annuity considerations and fund deposits                     $  40,118      $  4,308
      Policyholder benefits                                                     67,653         4,760
      Change in insurance and annuity reserves                                 464,518        38,019
      Policy and contract reserves                                             544,041        61,011


     The Company reinsures certain of its risks with other companies which are accounted for as transfers of risk. The Company retains a maximum of $500 of coverage per individual life. Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

     In 2002 and 2001, the Company entered into new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. As of December 31, 2002 and 2001, respectively, the amount of reinsurance credits, whether an asset or reduction of liability, taken for such new agreements was $491,453 and $10,618.

     The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $23 and $6, at December 31, 2002 and 2001, respectively. During 2002 and 2001, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

     The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $300 and $918 as of December 31, 2002 and 2001, respectively):

                                                                                2002          2001
                                                                             ----------    ----------
    SHORT DURATION CONTRACTS
    Direct premiums                                                          $   15,113    $   17,670
    Reinsurance assumed                                                              30             -
    Reinsurance ceded                                                             3,941           750
                                                                             ----------    ----------
      Premiums                                                               $   11,202    $   16,920
                                                                             ==========    ==========

    LONG DURATION CONTRACTS
    Direct premiums                                                          $  333,540    $  452,598
    Reinsurance assumed                                                               -           955
    Reinsurance ceded                                                            36,177         3,557
                                                                             ----------    ----------
      Premiums                                                               $  297,363    $  449,996
                                                                             ==========    ==========

     The Company does have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no estimated amount of the aggregate reduction in surplus of a unilateral cancellation by the reinsurer as of the date of the financial statements for those agreements in which cancellation results in a net obligation of the Company to the reinsurer and for which such obligation is not presently accrued. The Company held no reinsurance credit for the unilateral cancellation by the reinsurer.

8.   COMMITMENTS AND CONTINGENCIES

     Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition.

     The Department has notified the Company that they intend to commence a triennial examination of the Company for the years 1999-2001 within the next several months.

     The Company has established a liability for guaranty fund assessments on several insolvencies of $400 and $1,700, as of December 31, 2002 and 2001, respectively. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2002 and 2001, respectively, the Company has estimated probable recoveries through premium tax credits to be $701 and $942. The period over which the credits are realized varies by state but typically range from five to ten years.

     As part of Inviva's acquisition of the Company, certain accounts (suspense accounts) which had a net balance of approximately a $2,800 asset as of September 30, 2002, were written off. Management believes that any subsequent activity pertaining to these unreconciled amounts will not have a material impact on the Company's financial position.

9.   FEDERAL INCOME TAXES

     For 2002, the Company will file two federal income tax returns. The first return will be a consolidated return filed by Conseco, Inc. and cover the period January1, 2002 through September 30, 2002. The Company was subject to a tax sharing agreement as part of the consolidated Conseco tax return filed with the Internal Revenue Service. The tax allocation method was based upon separate return calculations with current credit for net losses subject to certain limitations. The second return will include the period October 1, 2002 through December 31, 2002 and will be filed a separate life insurance company federal income tax return.

     As of December 31, 2002, the Company had tax capital loss carryforwards of $26,158 which expire in 2007. As of December 31, 2002, the Company had no tax operating loss carryforwards.

     The federal income tax payable at December 31, 2002 of $9,259 included $5,989 payable to Conseco and $3,270 payable to the Internal Revenue Service. The federal income tax recoverable at December 31, 2002 of $10,127 included $15,509 receivable from Conseco Life of Texas and $5,382 payable to Conseco.

     Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:

                                                                           2002         2001
                                                                        ---------    --------
          Gross deferred tax assets                                     $  24,283    $ 34,435
          Gross deferred tax liabilities                                       47       2,249
                                                                        ---------    --------
          Net deferred tax assets                                          24,236      32,186
          Nonadmitted deferred tax assets                                  20,070      23,350
                                                                        ---------    --------
          Admitted deferred tax assets                                  $   4,166    $  8,836
                                                                        ---------    --------
          Decrease in deferred tax assets nonadmitted                   $   3,280    $  3,267
                                                                        =========    ========

     The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:

                                                                   2002            2001          CHANGE
                                                              -------------   -------------   -------------
     DTAS:
         Insurance reserves                                   $       1,894   $       9,262   $     (7,368)
         Proxy DAC                                                    3,832          13,846        (10,014)
         Investments                                                 17,051           7,679          9,372
         Other                                                        1,506           3,648         (2,142)
                                                              -------------   -------------   -------------
           Gross DTAs                                                24,283          34,435        (10,152)
         Nonadmitted DTAs                                            20,070          23,350         (3,280)
                                                              -------------   -------------   -------------
           Net admitted DTA                                           4,213          11,085         (6,872)
     DTLS:
         Investment income                                               40             374            334
         Life insurance premiums due & uncollected                        -           1,861          1,861
         Other                                                            7              14              7
                                                              -------------   -------------   -------------
           Gross DTL                                                     47           2,249          2,202
                                                              -------------   -------------   -------------
           Net admitted deferred tax assets                   $       4,166   $       8,836   $     (4,670)
                                                              =============   =============   =============

     Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                                                     2002           2001
                                                                                  ----------    ----------
Current year expense on operating income                                          $    8,075    $    1,052
Prior year over accrual of tax                                                        (3,141)       (6,820)
Other                                                                                    641             -
                                                                                  ----------    ----------
Current income taxes incurred on operating income                                 $    5,575    $   (5,768)
                                                                                  ==========    ==========

The significant book to tax differences in 2002 are as follows:

                                                                                  TAX EFFECT        RATE
                                                                                  ----------    ------------
Income before taxes                                                               $    8,167          35.0%
Difference in statutory and tax reserves                                              (4,780)        (20.5)%
Difference in statutory and tax investment income                                      1,709           7.3%
Deferred acquisition costs                                                            (6,721)        (28.8)%
Reinsurance commissions                                                                7,959          34.1%
Other                                                                                  1,741           7.5%
                                                                                  ----------    ------------
Taxable income from operations                                                    $    8,075          34.6%
                                                                                  ==========    ============

10.  RELATED PARTY TRANSACTIONS

     The Company declared an ordinary dividend in the amount of $7,300 on April 17, 2002 to its previous sole shareholder, Conseco Life Insurance Company of Texas. An extraordinary dividend in the amount of $68,000 was declared on April 18, 2002, subject to the receipt of a ceding commission from the coinsurance of 100% of the Company's life insurance in force to an unaffiliated insurer. The ceding commission in the amount of $49,500 was received on June 28, 2002. The declared dividend totaling $75,300 was paid on October 23, 2002. On December 21, 2001, the Company paid a common stock dividend in the amount of $10,100 in cash to Conseco Life of Texas.

     On October 23, 2002, the Company sold certain invested assets to Conseco Health Insurance Company, a former affiliate, for cash in the amount of $25,189 after approval by the Texas Department of Insurance.

     The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

     During 2002 and 2001, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

     The Company has not made any guarantees or undertakings for the benefit of an affiliate, which would result in a material contingent exposure of the Company's or any affiliated insurer's assets to loss.

     Under an investment advisory services agreement, Conseco Capital Management, Inc., a Conseco affiliate, manages the Company's investments and provided investment accounting services, for which expenses totaled $1,680 and $2,593 in 2002 and 2001, respectively.

     Conseco Mortgage Capital, Inc., another Conseco affiliate, provides origination and servicing for the Company's mortgage loans, for which expenses totaled $126 and $185 in 2002 and 2001, respectively.

     The Company also has a service agreement with Conseco Services, LLC, also a Conseco affiliate, under which certain administrative services are provided to the Company. This agreement stipulates that fees for such services will be 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. Expenses under this agreement totaled $21,772 and $39,366 in 2002 and 2001, respectively.

     The Company also has an administrative agreement with Conseco Securities, Inc., also a Conseco affiliate, which provides administrative services in connection with the Company's variable products. The Company paid $72 and $132 in 2002 and 2001, respectively, under this agreement.

     In addition, Conseco Services, LLC, provides accounting, tax, marketing, actuarial, legal, data processing, and other functional support services. The expenses incurred under this service agreement, while Conseco Services, LLC was an affiliated party of the Conseco, are allocated to the appropriate expense classification on Exhibit 2 as if they had been borne directly by the Company.

     Effective October 23, 2002, Inviva, Inc. provides certain general and administrative expenses to the Company under a service agreement. The expenses incurred under this service agreement of approximately $2,705 are allocated to the appropriate expense classification on Exhibit 2 as if they had been borne directly by the Company.

     During 2002, the Company recognized an impairment write down in the amount of $16,401 on its investment in collateralized obligations issued by securitization trusts through Conseco Finance Corp. These securities were sold during 2002.

     During 2002, the Company did not have an investment in an SCA entity that exceeded 10% of admitted assets.

11.  SEPARATE ACCOUNTS

     Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

     Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the year ended December 31, are as follows:

                                                              2002                                  2001
                                             -------------------------------------   ----------------------------------
                                                  SEPARATE                NON-            SEPARATE             NON-
                                                ACCOUNTS WITH          GUARANTEED      ACCOUNTS WITH        GUARANTEED
                                                  GUARANTEES            SEPARATE         GUARANTEES          SEPARATE
                                                   INDEXED              ACCOUNTS          INDEXED            ACCOUNTS
                                             -------------------------------------   ----------------------------------
     Premiums, deposits and other
      considerations                            $         44        $    255,664     $          49     $    336,010
                                             =====================================   ==================================

     For accounts with assets at:
        Market value                            $      1,355        $  1,075,492     $         731     $  1,586,911
                                             =====================================   ==================================

     Reserves for separate accounts by
      withdrawal characteristics:
        Subject to discretionary withdrawal:
          With market value adjustment          $      1,355       $           -     $         731     $          -
          At market value                                -              1,072,219                -         1,582,265
                                             --------------------------------------  ----------------------------------
        Subtotal                                       1,355            1,072,219              731         1,582,265
        Not subject to discretionary
         withdrawal                                      -                  3,273                -             4,646
                                             --------------------------------------  ----------------------------------
        Total separate account liabilities      $      1,355       $    1,075,492    $         731     $    1,586,911
                                             ======================================  ==================================

     Amounts transferred to and from non-guaranteed separate accounts in the Statement of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:

                                                                     2002                   2001
                                                               -------------------   ------------------
     Transfers to Separate Accounts                               $   256,874           $  337,022
     Transfers from Separate Accounts                                 462,904              201,755
                                                               -------------------   ------------------
     Net transfers from (to) Separate Accounts                    $  (206,030)          $  135,267
                                                               ===================   ==================

12.  CAPITAL AND SURPLUS

     The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2002 was $17,746. Statutory surplus as regards policyholders as of December 31, 2002 was $55,192. The maximum dividend payout which may be made without prior approval in 2003 is $17,746. However, due to restrictions on dividends within a twelve month period, the maximum dividend payout may not be made without prior approval until October 23, 2003.

     The Company owned all of the 2,538 shares of its $100 par value Series A preferred stock. These shares were being carried as treasury stock. On May 2, 2001, the Company cancelled all of these preferred shares and no longer has any preferred stock outstanding.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002 and 2001, respectively, the Company meets its RBC requirements.

13.  RECONCILIATION TO STATUTORY ANNUAL STATEMENT

     The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2002 Annual Statement, to the amounts reported in the accompanying statutory-basis financial statements:

                                                                          CAPITAL AND         NET INCOME
                                                                            SURPLUS           YEAR ENDED
                                                                          DECEMBER 31,       DECEMBER 31,
                                                                              2002               2002
                                                                         --------------    --------------
     As reported in Annual Statement                                     $       61,586    $      (19,475)
     Deduct nonadmitted receivable from affiliate-capital
          contribution                                                           (7,500)                -
     Decrease in insurance annuity reserves                                       1,000             1,000
     Decrease other miscellaneous                                                   106               106
     Decrease in ceding commission income recognized                                  -           (11,660)
                                                                         --------------    --------------
     Total as reported in the accompanying audited statutory-basis
       balance sheet                                                     $       55,192    $      (30,029)
                                                                         ==============    ==============

     The Company recorded a receivable from its parent, Inviva, as a capital contribution at December 31, 2002. This amount was collected in March 2003. Under NAIC SAP capital contribution receivables not collected by the date on which the annual statement is filed, must be non-admitted. Following correspondence during March 2003 with the Texas Department of Insurance, it was agreed that restatement and refilling of the Annual Statement was not required for this item.

     Other miscellaneous is comprised of the following adjustments: policy loans, accrued interest and expenses, reinsurance recoverables, other-than temporary impairments, current tax expenses, deferred tax assets, non-admitted deferred tax assets and other post-retirement benefits.

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)               Financial Statements


                  The financial statements of Jefferson National Life Annuity Account F (the "Separate Account") and the financial statements of Jefferson National Life Insurance Company (the "Company") are included in Part B hereof.


(b)               Exhibits

    (1) Resolution of Board of Directors of the Great American Reserve Insurance Company authorizing the establishment of Great American Reserve Variable Annuity Account F.(1)

    (2)           Not Applicable.

    (3) (a) Form of Principal Underwriters Agreement between Great American Reserve Insurance Company on behalf of Great American Reserve Variable Annuity Account F and Conseco Equity Sales, Inc.(2)

        (b) Form of Selling Agreement between Great American Reserve Insurance Company and Conseco Equity Sales, Inc.(1)

    (4) (a)       Individual Fixed and Variable Deferred Annuity Contract.(1)

        (b)       Allocated Fixed and Variable Group Annuity Contract.(1)

        (c)       Allocated Fixed and Variable Group Annuity Certificate.(1)

        (d)       Endorsement Amending MVA Provision.(4)


        (e)       Earnings Protection Additional Death Benefit Rider.(13)

        (f) Advantage Guaranteed Minimum Income Benefit Rider of Jefferson National Life Insurance Company.(14)

        (g) Guaranteed Minimum Withdrawal Benefit Rider of Jefferson National Life Insurance Company.(14)

        (e) Waiver of Contingent Deferred Sales Charges for Unemployment Rider.(13)

        (f) Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.(13)

        (g) Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider.(13)


    (5)           Application Form.(1)

    (6) (a) Articles of Incorporation of Great American Reserve Insurance Company.(1)

        (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company.(5)

        (c)       Amended and Restated By-Laws of the Company.(5)

    (7)           Not Applicable.


    (8) (a) (i)   Participation Agreement among The Alger American Fund, Great
                  American Reserve Insurance Company and Fred Alger and Company,
                  Incorporated.(2)

            (ii) Amendment to Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and Great American Reserve Insurance Company.(10)

            (iii) Amendment to Participation Agreement among The Alger American
                  Fund, Fred Alger and Company, Incorporated and Conseco Variable Insurance Company, Inc.(10)

        (b) (i) Participation Agreement among Berger Institutional Products Trust, BBOI Worldwide LLC and Great American Reserve Insurance Company.(10)

            (ii) Amendment to Participation Agreement among Berger Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company.(10)

            (iii) Amendment to Participation Agreement among Berger
                  Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company.(10)

        (c) (i) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.(2)

            (ii) Amendment to Fund Participation Agreement among Conseco Variable Insurance Company, Federated Securities Corp. and Federated Insurance Series.(10)

            (iii) Amendment to Fund Participation Agreement among Federated
                  Securities Corp., Federated Insurance Series and Conseco Variable Insurance Company, Inc.(10)

        (d) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(10)

            (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(10)

            (iii) Amendment to Fund Participation Agreement among Van Eck
                  Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company, Inc.(10)

            (iv) Amendment to Fund Participation Agreement between Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company.(10)

            (v) Amendment to Fund Participation Agreement between Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.(14)

        (e) (i) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.(2)

            (ii) Amendment to Fund Participation Agreement between Lord Abbett Series Fund, Inc. and Great American Reserve Insurance Company.(11)

        (f) (i) Form of Fund Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services, Inc.(2)

            (ii) Amendment to Fund Participation Agreement by and among Great American Reserve Insurance

                  Co. and American Century Investment Services, Inc.(10)

            (iii) Amendment to Fund Participation Agreement by and among Great
                  American Reserve Insurance Co. and American Century Investment Services, Inc.(10)

            (iv) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc.(10)

            (v) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc.(10)

        (g) (i) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and Great American Reserve Insurance Company.(10)

            (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc.(10)

            (iii) Amendment to Participation Agreement among INVESCO Variable
                  Funds, Inc., INVESCO Funds Group, Inc. and Conseco Variable Insurance Company.(10)

            (iv) Amendment to Fund Participation Agreement among INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. and Conseco Variable Insurance Company, Inc.(10)

            (v) Amendment to Fund Participation Agreement between Conseco Variable Insurance Company, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and INVESCO Variable Investment Funds, Inc.(10)

        (h) (i) Form of Fund Participation Agreement among Rydex Variable Trust, PADCO Financial Services, Inc. and Conseco Variable Insurance Company.(5)

            (ii) Form of Fund Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Jefferson National Life Insurance Company.(14)

        (i) Form of Fund Participation Agreement among Pioneer Variable Contracts Trust, Conseco Variable Insurance Company, Pioneer Investment Management Inc., and Pioneer Funds Distributor, Inc.(6)

        (j) (i) Form of Fund Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.(7)

            (ii) Amendment to Fund Participation Agreement among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company, Inc.(10)

        (k) (i) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company.(7)

            (ii) Amendment to Schedule A of the Participation Agreement by and among First American Insurance Portfolios, Inc., U.S. Bancorp Asset Management, Inc. and Conseco Variable Insurance Company.(10)

        (l) (i) Fund Participation Agreement between Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.(10)

            (ii) Amendment to Fund Participation Agreement between the Dreyfus Corporation and Conseco

                  Variable Insurance Company.(10)

        (m) (i) Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company.(10)

            (ii) Amendment to Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company.(10)

            (iii) Fund Participation Agreement between Janus Aspen Series and
                  Jefferson National Life Insurance Company.(14)

        (n) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc.(10)

            (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc.(10)

            (iii) Amendment to Fund Participation Agreement among Lazard Asset
                  Management, Lazard Retirement Series, Inc. and Conseco Variable Insurance Company.(10)

        (o) (i) Fund Participation Agreement between Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Great American Reserve Insurance Company.(10)

            (ii) Addendum to Fund Participation Agreement among Conseco Variable Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(10)

            (iii) Amendment to Fund Participation Agreement among Neuberger
                  Berman Adviser Management Trust, Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.(10)

            (iv) Amendment to Fund Participation Agreement among Neuberger Berman Adviser Management Trust, Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.(14)

        (p) (i) Participation Agreement by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.(10)

            (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.(10)

            (iii) Amendment to Participation Agreement by and among Conseco
                  Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.(10)

            (iv) Amendment to Participation Agreement by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.(10)

        (q) Participation Agreement among Conseco Variable Insurance Company, Conseco Series Trust and Conseco Equity Sales, Inc.(14)

        (r) Participation Agreement by and among Jefferson National Life Insurance Company, Royce Capital

                  Fund and Royce Associates, LLC.(14)

        (s) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Jefferson National Life Insurance Company and Inviva Securities Corporation.(14)

        (t) Participation Agreement by and among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(14)

        (u) Shareholder Services Agreement by and between Jefferson National Life Insurance Company and Third Avenue Management LLC.(14)


    (9)           Opinion and Consent of Counsel.(9)


    (10)(a)       Consent of Morgan, Lewis & Bockius LLP.(14)

        (b)       Consent of Independent Auditors.(14)


    (11)          Not Applicable.

    (12)          Not Applicable.

    (13)          Calculation of Performance Information.(8)


(1) Incorporated by reference to Registrant's initial registration on Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on November 14, 1997 (File Nos. 333-40309 and 811-08483).

(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(3) Incorporated by reference to the initial registration on Form N-4, Great American Reserve Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos. 333-00373 and 811-07501).

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Conseco Variable Annuity Account F, filed electronically on March 2, 2000 (File Nos. 333-40309 and 811-08483).

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4, Conseco Variable Annuity Account F, filed electronically on April 28, 2000 (File Nos. 333-40309 and 811-08483).

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Conseco Variable Annuity Account F, filed electronically on December 29, 2000 (File Nos. 333-40309 and 811-08483).

(7) Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4, Conseco Variable Annuity Account C, filed electronically on May 1, 2001 (File Nos. 33-2460 and 811-4819).

(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, Conseco Variable Annuity Account F, filed electronically on May 1, 2001 (File No. 333-40309 and 811-08483).

(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account F, filed electronically on May 1, 2002 (File No. 333-40309 and 811-08483).


(10) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4, Conseco Variable Annuity Account E, filed electronically on June 24, 2002 (File Nos. 033-74092 and 811-08288).

(11) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account G, filed electronically on June 24, 2002 (File Nos. 333-00373 and 811-07501).

(12) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4, Conseco Variable Annuity Account F, filed electronically on June 24, 2002 (File Nos. 333-40309 and 811-08483).

(13) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account I, filed electronically on May 15, 2001 (File Nos. 333-53836 and 811-10213).

(14) Filed herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts.


            NAME                    POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
----------------------------------- -------------------------------------- --------------------------------------
        David Smilow                 Director, Chairman of the Board and   435 Hudson Street, 2nd Floor
                                           Chief Executive Officer         New York, NY 10014

     Tracey Hecht Smilow              Director and Vice Chairman of the    435 Hudson Street, 2nd Floor
                                                    Board                  New York, NY 10014

        Shane Gleeson                      Director and President          9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY 40223

         Dean Kehler                              Director                 CIBC World Markets
                                                                           425 Lexington Avenue
                                                                           3rd Floor
                                                                           New York, NY 10017

        Thomas Leaton                             Director                 305 Roosevelt Ct., NE
                                                                           Vienna, VA 22180

       Mark Singleton                      Chief Financial Officer         435 Hudson Street, 2nd Floor
                                                                           New York, NY 10014

       Craig A. Hawley                  General Counsel and Secretary      9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY 40223

         Gary Thomas                            Chief Actuary              9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY 40223

        Greg Goulding                      Chief Corporate Actuary         435 Hudson Street, 2nd Floor
                                                                           New York, NY 10014

         Todd Solash                    Director of Sales & Marketing      435 Hudson Street, 2nd Floor
                                                                           New York, NY 10014

            NAME                    POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
----------------------------------- -------------------------------------- --------------------------------------
         Eric Solash                              Treasurer                435 Hudson Street, 2nd Floor
                                                                           New York, NY 10014

       Mary Kaczmarek                  Director - Strategic Relations      435 Hudson Street, 2nd Floor
                                                                           New York, NY 10014

        Chris Tosney                      Director - Administration        9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY 40223

         John Smith                   Director - Information Technology    9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY 40223

        Martin Catron                            Controller                435 Hudson Street, 2nd Floor
                                                                           New York, NY 10014

        Martha Reesor                         Chief Underwriter            9920 Corporate Campus Drive, Suite
                                                                           1000
                                                                           Louisville, KY 40223

         Simon Walsh                        Director - Marketing           435 Hudson Street, 2nd Floor
                                                                           New York, NY 10014

         Bob Mittel                    Director - Business Development     435 Hudson Street, 2nd Floor
                                                                           New York, NY 10014

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company.



EDGAR REPRESENTATION OF THE PRINTED GRAPHIC

--------------------------------
David Smilow and Tracey Hecht
 Smilow and Family Members
--------------------------------

                   100%
--------------------------------           --------------------------------
    Inviva, L.L.C. (CA)                       Inviva, Inc. Management and
--------------------------------                     Employees
                                           --------------------------------

                    78%                                          22%

------------------------------------------------------------------------------
                             Inviva, Inc. (DE)
------------------------------------------------------------------------------

     100%                                 100%                      100%
------------------------  ------------------------  ------------------------
    Lifco Holding            Inviva Securities             JNF Holding
  Company, Inc. (DE)          Corporation (DE)        Company, Inc. (DE)
------------------------  ------------------------  ------------------------

   100%                                               100%
--------------------------------           ---------------------------------
 The American Life Insurance               Jefferson National Life Insurance
  Company of New York (NY)                          Company (TX)
--------------------------------           ---------------------------------


ITEM 27. NUMBER OF CONTRACT OWNERS


     As of April 18, 2003 there were 6,551 non-qualified contract owners and 10,647 qualified contract owners.


ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

American Separate Account 5
Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I
Jefferson National Life Separate Account L
Jefferson National Life Advisor Variable Annuity Account

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.



                NAME                           POSITIONS AND OFFICES
------------------------------------- ------------------------------------
           Craig A. Hawley                   President, General Counsel
                                                   and Secretary

            Shane Gleeson                             Director

            Bob Jefferson                            Director*

        Edward J. O'Brien, IV                 Chief Financial Officer



* The principal business address for Bob Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Pennsylvania, PA 19103.

(c) Prior to May 1, 2003, Conseco Equity Sales, Inc. served as the Registrant's principal underwriter. The information in the table below is for the Registrant's last fiscal year.



                             NET UNDERWRITING        COMPENSATION ON
   NAME OF PRINCIPAL           DISCOUNTS AND          REDEMPTION OR            BROKERAGE
      UNDERWRITER               COMMISSIONS           ANNUITIZATION           COMMISSIONS         COMPENSATION*
-------------------------- ---------------------- ----------------------- ------------------- --------------------
Conseco Equity Sales, Inc.    None                   None                    None                None


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company c/o Inviva, Inc., 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


     (d) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


     (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

            (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

            (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

            (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

            (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Post-Effective Amendment No. 12 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Louisville, the State of Kentucky, on this 30th day of April 2003.

                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                                       (Registrant)

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                       (Depositor)

                                       By:   /s/ David Smilow
                                             -----------------------------------
                                             Name:  David Smilow
                                             Title: Chairman of the Board and
                                                    Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                           TITLE                                  DATE
---------------------------         -------------------------------        ------------------
/s/ David Smilow                    Chairman of the Board and              April 30, 2003
-----------------------             Chief Executive Officer
Name: David Smilow

/s/ Tracey Hecht Smilow             Director                               April 30, 2003
-----------------------
Name: Tracey Hecht Smilow

/s/ Shane Gleeson                   Director                               April 30, 2003
----------------------
Name: Shane Gleeson

/s/ Dean Kehler                     Director                               April 30, 2003
----------------------
Name: Dean Kehler

/s/ Thomas Leaton                   Director                               April 30, 2003
----------------------
Name: Thomas Leaton

/s/ Mark Singleton                  Chief Financial Officer                April 30, 2003
----------------------
Name: Mark Singleton

                                 EXHIBIT INDEX



Exhibit (4)(f)           Advantage Guaranteed Minimum Income Benefit Rider of Jefferson National Life Insurance Company.

Exhibit (4)(g)           Guaranteed Minimum Withdrawal Benefit Rider of Jefferson National Life Insurance Company.

Exhibit (8)(d)(v)        Amendment to Fund Participation Agreement between Van Eck Worldwide Insurance Trust, Van Eck
                         Associates Corporation and Jefferson National Life Insurance Company.

Exhibit (8)(h)(ii)       Form of Fund Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and
                         Jefferson National Life Insurance Company.

Exhibit (8)(m)(iii)      Fund Participation Agreement between Janus Aspen Series and Jefferson National Life Insurance
                         Company.

Exhibit (8)(o)(iv)       Amendment to Fund Participation Agreement among Neuberger Berman Adviser Management Trust,
                         Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.

Exhibit (8)(q)           Participation Agreement among Conseco Variable Insurance Company, Conseco Series Trust and
                         Conseco Equity Sales, Inc.

Exhibit (8)(r)           Participation Agreement by and among Jefferson National Life Insurance Company, Royce Capital
                         Fund and Royce Associates, LLC.

Exhibit (8)(s)           Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc.,
                         Jefferson National Life Insurance Company and Inviva Securities Corporation.

Exhibit (8)(t)           Participation Agreement by and among Jefferson National Life Insurance Company, PIMCO Variable
                         Insurance Trust and PIMCO Funds Distributors LLC.

Exhibit (8)(u)           Shareholder Services Agreement by and between Jefferson National Life Insurance Company and
                         Third Avenue Management LLC.

Exhibit (10)(a)          Consent of Morgan, Lewis & Bockius LLP.

Exhibit (10)(b)          Consent of Independent Auditors.